                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number:  3235-0578

                                                       Expires:  Feb. 28, 2006

                                                       Estimated average burden
                                                       hours per response: 20.00
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                     811-1540
       -------------------------------------------------------------------------

                                 AIM Funds Group
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (713)626-1919
                                                    ---------------

Date of fiscal year end:  12/31
                         ---------------

Date of reporting period: 03/31/05
                         ---------------

Item 1.  Schedule of Investments.

                                AIM BALANCED FUND
            Quarterly Schedule of Portfolio Holdings o March 31, 2005


 YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com              BAL-QTR-1 3/05              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                               MARKET
                                                                        SHARES                                 VALUE
------------------------------------------------------------------------------------------------------------------------
STOCKS & OTHER EQUITY INTERESTS--62.72%

ADVERTISING--3.07%
Interpublic Group of Cos., Inc. (The)            (a)                   1,650,000                         $    20,262,000
------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                       405,000                              35,850,600
========================================================================================================================
                                                                                                              56,112,600
========================================================================================================================

AEROSPACE & DEFENSE--0.94%
Honeywell International Inc.                                             460,000                              17,116,600
========================================================================================================================

ALUMINUM--0.87%
Alcoa Inc.                                                               525,300                              15,963,867
========================================================================================================================

APPAREL RETAIL--1.07%
Gap, Inc. (The)                                                          898,000                              19,612,320
========================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.26%
Bank of New York Co., Inc. (The)                                         794,000                              23,065,700
========================================================================================================================

BUILDING PRODUCTS--2.25%
American Standard Cos. Inc.                                              349,700                              16,254,056
------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                              717,900                              24,889,593
========================================================================================================================
                                                                                                              41,143,649
========================================================================================================================

COMMUNICATIONS EQUIPMENT--0.50%
Motorola, Inc.                                                           610,000                               9,131,700
========================================================================================================================

CONSUMER ELECTRONICS--2.13%
Koninklijke (Royal) Philips Electronics
N.V.-New York Shares (Netherlands)               (a)                     606,000                              16,677,120
------------------------------------------------------------------------------------------------------------------------
Sony Corp.-ADR (Japan)                                                   555,800                              22,243,116
========================================================================================================================
                                                                                                              38,920,236
========================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.58%
Ceridian Corp.                                   (a)                     870,100                              14,835,205
------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                         818,700                              32,183,097
========================================================================================================================
                                                                                                              47,018,302
========================================================================================================================

                                      F-1
BAL-QTR-1

                                                                                                               MARKET
                                                                        SHARES                                 VALUE
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS--0.38%
Dow Chemical Co. (The)                                                   138,000                         $     6,879,300
========================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.45%
Cendant Corp.                                                          1,288,400                              26,463,736
========================================================================================================================

ENVIRONMENTAL SERVICES--1.79%
Waste Management, Inc.                                                 1,132,700                              32,678,395
========================================================================================================================

FOOD RETAIL--1.82%
Kroger Co. (The)                                 (a)                   1,229,000                              19,700,870
------------------------------------------------------------------------------------------------------------------------
Safeway Inc.                                     (a)                     733,000                              13,582,490
========================================================================================================================
                                                                                                              33,283,360
========================================================================================================================

GENERAL MERCHANDISE STORES--1.38%
Target Corp.                                                             504,500                              25,235,090
========================================================================================================================

HEALTH CARE DISTRIBUTORS--3.90%
Cardinal Health, Inc.                                                    806,000                              44,974,800
------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                           695,000                              26,236,250
========================================================================================================================
                                                                                                              71,211,050
========================================================================================================================

HEALTH CARE EQUIPMENT--0.93%
Baxter International Inc.                                                499,000                              16,956,020
========================================================================================================================

HEALTH CARE FACILITIES--1.50%
HCA, Inc.                                                                511,800                              27,417,126
========================================================================================================================

HEALTH CARE SERVICES--0.31%
IMS Health Inc.                                                          229,600                               5,599,944
========================================================================================================================

INDUSTRIAL CONGLOMERATES--3.79%
General Electric Co.                                                     681,200                              24,564,072
------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                      1,321,300                              44,659,940
========================================================================================================================
                                                                                                              69,224,012
========================================================================================================================

INDUSTRIAL MACHINERY--1.36%
Illinois Tool Works Inc.                                                 277,000                              24,799,810
========================================================================================================================

INTEGRATED OIL & GAS--0.11%
Shell Frontier Oil & Gas Inc.-Series B,
3.48% Floating Rate Pfd.                         (b)                          20                               2,000,000
========================================================================================================================

                                      F-2
BAL-QTR-1

                                                                                                               MARKET
                                                                        SHARES                                 VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE--2.63%
Merrill Lynch & Co., Inc.                                                369,700                         $    20,925,020
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                           474,000                              27,136,500
========================================================================================================================
                                                                                                              48,061,520
========================================================================================================================

MANAGED HEALTH CARE--1.99%
WellPoint Inc.                                   (a)                     289,900                              36,338,965
========================================================================================================================

MOVIES & ENTERTAINMENT--1.66%
Walt Disney Co. (The)                                                  1,052,000                              30,223,960
========================================================================================================================

MULTI-LINE INSURANCE--1.27%
Hartford Financial Services Group, Inc.
(The)                                                                    337,700                              23,152,712
========================================================================================================================

OIL & GAS DRILLING--1.73%
Transocean Inc. (Cayman Islands)                 (a)                     613,500                              31,570,710
========================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--3.23%
Halliburton Co.                                                          805,000                              34,816,250
------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                                          343,000                              24,174,640
========================================================================================================================
                                                                                                              58,990,890
========================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--4.56%
ABN AMRO XV Custodial Receipts-Series MM15,
3.10% Floating Rate Pfd. (Acquired
03/16/05; Cost $5,199,341)                       (b)(c)(d)                    52                               5,200,000
------------------------------------------------------------------------------------------------------------------------
ABN AMRO XVIII Custodial Receipts-Series
MM18, 2.79% Floating Rate Pfd. (Acquired
09/10/04-09/13/04; Cost $1,399,980)              (c)(d)(e)                    14                               1,400,000
------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.                                                           830,933                              37,342,129
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                     933,700                              32,306,020
------------------------------------------------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust III, 3.25%
Floating Rate Pfd. (Acquired 06/03/04; Cost
$2,728,553)                                      (b)(c)(d)                 2,800                               2,774,940
------------------------------------------------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust IV, 3.33%
Floating Rate Pfd. (Acquired 01/19/05; Cost
$976,481)                                        (b)(c)(d)                 1,000                                 976,710
------------------------------------------------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI, 3.51%
Floating Rate Pfd. (Acquired 01/19/05; Cost
$3,205,841)                                      (b)(c)(d)                 3,300                               3,205,818
========================================================================================================================
                                                                                                              83,205,617
========================================================================================================================

PACKAGED FOODS & MEATS--1.95%
Kraft Foods Inc.-Class A                                                 520,000                              17,186,000
------------------------------------------------------------------------------------------------------------------------
Unilever N.V. (Netherlands)                      (f)                     270,000                              18,379,682
========================================================================================================================
                                                                                                              35,565,682
========================================================================================================================

                                      F-3
BAL-QTR-1

                                                                                                               MARKET
                                                                        SHARES                                 VALUE
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.83%
Pfizer Inc.                                                              954,600                         $    25,077,342
------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (France)                          (f)                     485,640                              41,008,152
------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                    522,600                              22,043,268
========================================================================================================================
                                                                                                              88,128,762
========================================================================================================================

PROPERTY & CASUALTY INSURANCE--1.38%
ACE Ltd. (Cayman Islands)                                                610,300                              25,187,081
========================================================================================================================

SYSTEMS SOFTWARE--1.80%
Computer Associates International, Inc.                                1,216,000                              32,953,600
========================================================================================================================

THRIFTS & MORTGAGE FINANCE--2.30%
Fannie Mae                                                               511,600                              27,856,620
------------------------------------------------------------------------------------------------------------------------
Fannie Mae-Series J, 4.72%  Floating Rate
Pfd.                                             (g)(h)                   52,000                               2,613,000
------------------------------------------------------------------------------------------------------------------------
Fannie Mae-Series K, 5.40% Floating Rate
Pfd.                                             (g)                      55,000                               2,750,000
------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                              140,000                               8,848,000
========================================================================================================================
                                                                                                              42,067,620
========================================================================================================================

Total Stocks & Other Equity Interests (Cost
$999,189,904)                                                                                              1,145,279,936
========================================================================================================================

                                                                      PRINCIPAL
                                                                        AMOUNT
BONDS & NOTES--16.19%

ADVERTISING--0.02%
Interpublic Group of Cos., Inc. (The), Sr.
Unsec. Notes, 7.88%, 10/15/05                    (h)               $     393,000                                 399,323
========================================================================================================================

AEROSPACE & DEFENSE--0.02%
Lockheed Martin Corp.-Series A, Medium Term
Notes, 8.66%, 11/30/06                           (h)                     300,000                                 321,366
========================================================================================================================

AUTO PARTS & EQUIPMENT--0.09%
Lear Corp.-Series B, Sr. Unsec. Gtd.
Notes, 7.96%, 05/15/05                           (h)                   1,560,000                               1,571,903
========================================================================================================================

AUTOMOBILE MANUFACTURERS--0.22%
DaimlerChrysler N.A. Holding Corp., Gtd.
Global Notes, 7.75%, 06/15/05                    (h)                   2,000,000                               2,017,620
------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holding Corp., Unsec.
Gtd. Unsub. Global Notes, 7.25%, 01/18/06        (h)                   1,725,000                               1,769,470
------------------------------------------------------------------------------------------------------------------------
General Motors Corp., Unsec. Global Notes,
6.25%, 05/01/05                                  (h)                     225,000                                 225,326
========================================================================================================================
                                                                                                               4,012,416
========================================================================================================================

                                      F-4
BAL-QTR-1

                                                                      PRINCIPAL                                MARKET
                                                                        AMOUNT                                 VALUE
------------------------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV--0.98%
Continental Cablevision, Inc., Sr. Unsec.
Deb.,
8.88%, 09/15/05                                  (h)               $   6,600,000                         $     6,751,932
------------------------------------------------------------------------------------------------------------------------
9.50%, 08/01/13                                  (h)                   1,710,000                               1,823,971
------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes,
6.88%, 06/15/05                                  (h)                     600,000                                 604,344
------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes, 6.63%,
02/15/06                                         (h)                     750,000                                 765,487
------------------------------------------------------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec.
Notes, 8.38%, 11/01/05                           (h)                   1,000,000                               1,030,610
------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., Sr. Notes, 7.25%,
08/01/05                                         (h)                   1,175,000                               1,188,947
------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., Sr. Unsec. Notes,
8.00%, 08/01/05                                  (h)                     550,000                                 557,837
------------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., Sr. Unsec. Gtd.
Deb., 7.57%, 02/01/24                            (h)                   2,480,000                               2,856,241
------------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., Unsec. Notes,
7.75%, 06/15/05                                  (h)                   2,232,000                               2,250,459
========================================================================================================================
                                                                                                              17,829,828
========================================================================================================================

CONSUMER FINANCE--3.25%
Associates Corp. of North America, Sr.
Global Deb., 6.95%, 11/01/18                     (h)                     525,000                                 601,177
------------------------------------------------------------------------------------------------------------------------
Capital One Bank, Sr. Global Notes, 8.25%,
06/15/05                                         (h)                   3,250,000                               3,279,510
------------------------------------------------------------------------------------------------------------------------
Capital One Capital I, Sub. Floating Rate
Bonds, 4.29%, 02/01/27 (Acquired 09/16/04;
Cost $3,160,140)                                 (b)(c)(d)(h)          3,100,000                               3,111,098
------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec.
Notes, 7.25%, 05/01/06                           (h)                   4,005,000                               4,138,967
------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., Unsec. Notes,
7.13%, 08/01/08                                  (h)                   1,000,000                               1,068,850
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Floating Rate Medium
Term Notes, 3.54%, 06/30/05                      (b)(h)                1,555,000                               1,555,697
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Global Notes,
7.00%, 10/01/13                                  (h)                     500,000                                 485,475
------------------------------------------------------------------------------------------------------------------------
7.60%, 08/01/05                                  (h)                   8,525,000                               8,601,128
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Notes, 6.75%,
05/15/05                                         (h)                   2,425,000                               2,430,796
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Floating Rate
Global Notes, 2.90%, 04/28/05                    (b)(h)                1,771,000                               1,771,301
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Global Notes,
6.50%, 01/25/07                                  (h)                   1,890,000                               1,912,567
------------------------------------------------------------------------------------------------------------------------
6.88%, 02/01/06                                  (h)                   7,710,000                               7,826,267
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Floating
Rate Medium Term Notes, 3.70%, 05/18/06          (b)(h)                2,910,000                               2,859,657
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Global
Notes,
6.75%, 12/01/14                                  (h)                     500,000                                 432,300
------------------------------------------------------------------------------------------------------------------------
7.50%, 07/15/05                                  (h)                   3,900,000                               3,929,133
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Medium
Term Notes, 5.25%, 05/16/05                      (h)                   4,425,000  (i)                          4,430,266
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Unsec.
Unsub. Global Notes, 6.75%, 01/15/06             (h)                  10,905,000                              10,970,212
========================================================================================================================
                                                                                                              59,404,401
========================================================================================================================

                                      F-5
BAL-QTR-1

                                                                      PRINCIPAL                                MARKET
                                                                        AMOUNT                                 VALUE
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS--1.67%
AB Spintab (Sweden), Bonds, 7.50%(Acquired
02/12/04; Cost $3,682,866)                       (c)(h)(j)         $   3,300,000                         $     3,445,589
------------------------------------------------------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%,
02/15/06 (Acquired 03/05/03; Cost $554,525)      (c)(d)(h)               500,000                                 508,160
------------------------------------------------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior S.N.C.
(Mexico), Notes, 3.88%, 01/21/09 (Acquired
02/25/04; Cost $983,750)                         (c)(d)(h)             1,000,000                                 947,260
------------------------------------------------------------------------------------------------------------------------
BankBoston Capital Trust IV, Gtd. Floating
Rate Notes, 3.56%, 06/08/28                      (b)(h)                3,215,000                               3,111,573
------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Bonds,
8.55%  (Acquired 11/05/03; Cost $652,239)        (c)(h)(j)               530,000                                 625,766
------------------------------------------------------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%,
06/01/27 (Acquired 05/22/03; Cost
$1,771,602)                                      (c)(d)(h)             1,400,000                               1,595,216
------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
Unsec. Global Notes, 6.88%, 03/15/12             (h)                     900,000                                 993,285
------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
Unsec. Yankee Notes, 8.88%, 06/01/05             (h)                   1,835,000                               1,848,909
------------------------------------------------------------------------------------------------------------------------
Danske Bank A/S (Denmark), First Tier
Bonds, 5.91%  (Acquired 06/07/04; Cost
$1,245,000)                                      (c)(h)(j)             1,245,000                               1,286,409
------------------------------------------------------------------------------------------------------------------------
HSBC Capital Funding L.P. (United Kingdom),
Gtd. Bonds,  4.61%  (Acquired 11/05/03;
Cost $373,008)                                   (c)(h)(j)               400,000                                 378,996
------------------------------------------------------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
Unsec. Sub. Floating Rate Euro Notes, 2.96%      (h)(j)(k)             3,870,000                               3,402,388
------------------------------------------------------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
Rate Euro Deb., 3.31%, 08/29/87                  (h)(k)                1,500,000                               1,214,343
------------------------------------------------------------------------------------------------------------------------
National Westminster Bank PLC (United
Kingdom)-Series B, Unsec. Sub. Floating
Rate Euro Notes, 3.31%                           (h)(j)(k)             1,000,000                                 895,659
------------------------------------------------------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
8.25%, 11/01/24                                  (h)                     815,000                               1,057,601
------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust I, Bonds, 4.71%                (h)(j)                  400,000                                 380,300
------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., Sr. Unsec. Global Notes,
3.75%, 10/15/07                                  (h)                   6,750,000                               6,678,450
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank, N.A., Unsec. Sub. Global
Notes, 7.80%, 06/15/10                           (h)                   2,100,000                               2,133,390
========================================================================================================================
                                                                                                              30,503,294
========================================================================================================================

DIVERSIFIED CAPITAL MARKETS--0.06%
UBS Preferred Funding Trust I, Gtd. Global
Bonds, 8.62%                                     (h)(j)                1,000,000                               1,176,910
========================================================================================================================

DIVERSIFIED METALS & MINING--0.06%
Noranda Inc. (Canada), Unsec. Yankee Deb.,
7.00%, 07/15/05                                  (h)                   1,150,000                               1,161,097
========================================================================================================================

                                      F-6
BAL-QTR-1

                                                                      PRINCIPAL                                MARKET
                                                                        AMOUNT                                 VALUE
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.41%
AmerenEnergy Generating Co.-Series C, Sr.
Unsec. Global Notes, 7.75%, 11/01/05             (h)               $     350,000                         $       357,892
------------------------------------------------------------------------------------------------------------------------
Consolidated Edison Co. of New York-Series
96A, Unsec. Deb.,  7.75%, 06/01/26               (h)                     900,000                                 936,450
------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., Sr. Unsec.
Notes, 7.23%, 09/15/05                           (h)                   4,100,000                               4,167,609
------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., First Mortgage
Floating Rate Notes, 3.26%, 04/03/06             (b)(h)                  125,000                                 125,355
------------------------------------------------------------------------------------------------------------------------
Yorkshire Power Finance (Cayman
Islands)-Series B, Sr. Unsec. Gtd. Unsub.
Global Notes, 6.50%, 02/25/08                    (h)                   1,875,000                               1,939,069
========================================================================================================================
                                                                                                               7,526,375
========================================================================================================================

FOOD RETAIL--0.14%
Safeway Inc., Sr. Unsec. Notes,
2.50%, 11/01/05                                  (h)                     440,000                                 436,880
------------------------------------------------------------------------------------------------------------------------
6.15%, 03/01/06                                  (h)                   2,100,000                               2,137,359
========================================================================================================================
                                                                                                               2,574,239
========================================================================================================================

GAS UTILITIES--0.35%
CenterPoint Energy Resources Corp., Unsec.
Deb., 6.50%, 02/01/08                            (h)                   1,990,000                               2,093,560
------------------------------------------------------------------------------------------------------------------------
Columbia Energy Group-Series C, Notes,
6.80%, 11/28/05                                  (h)                   3,540,000                               3,602,941
------------------------------------------------------------------------------------------------------------------------
NiSource Capital Markets, Inc., Medium Term
Notes, 7.68%, 04/15/05                           (h)                     745,000                                 745,909
========================================================================================================================
                                                                                                               6,442,410
========================================================================================================================

GOLD--0.05%
Newmont Mining Corp., Notes, 5.88%,
04/01/35                                         (h)                     900,000                                 891,999
========================================================================================================================

HOMEBUILDING--0.33%
D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%,
08/15/11                                         (h)                     800,000                                 874,000
------------------------------------------------------------------------------------------------------------------------
Lennar Corp.-Series B, Sr. Unsec. Gtd.
Global Notes,  9.95%, 05/01/10                   (h)                   3,855,000                               4,065,290
------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., Unsec. Gtd. Notes,
7.30%, 10/24/05                                  (h)                     520,000                                 529,272
------------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
Notes, 9.75%, 09/01/10                           (h)                     500,000                                 535,795
========================================================================================================================
                                                                                                               6,004,357
========================================================================================================================

INDUSTRIAL CONGLOMERATES--0.21%
Tyco International Group S.A. (Luxembourg),
Unsec. Unsub. Gtd. Yankee Notes, 6.38%,
06/15/05                                         (h)                   3,000,000                               3,017,940
------------------------------------------------------------------------------------------------------------------------
URC Holdings Corp., Sr. Notes, 7.88%,
06/30/06 (Acquired 10/08/03; Cost $849,203)      (c)(d)(h)               750,000                                 782,730
========================================================================================================================
                                                                                                               3,800,670
========================================================================================================================

                                      F-7
BAL-QTR-1

                                                                      PRINCIPAL                                MARKET
                                                                        AMOUNT                                 VALUE
------------------------------------------------------------------------------------------------------------------------
INTEGRATED OIL & GAS--0.29%
Amerada Hess Corp., Unsec. Notes, 7.13%,
03/15/33                                         (h)               $   1,800,000                         $     2,004,102
------------------------------------------------------------------------------------------------------------------------
ConocoPhillips, Unsec. Deb., 7.13%,
03/15/28                                         (h)                   1,000,000                               1,071,780
------------------------------------------------------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Yankee Bonds,
8.90%, 08/15/28                                  (h)                   2,009,000                               2,245,057
========================================================================================================================
                                                                                                               5,320,939
========================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.18%
Deutsche Telekom International Finance B.V.
(Netherlands), Unsec. Gtd. Unsub. Global
Bonds, 8.25%, 06/15/05                           (h)                   4,550,000                               4,593,589
------------------------------------------------------------------------------------------------------------------------
France Telecom S.A. (France), Sr. Unsec.
Global Notes, 8.50%, 03/01/31                    (h)                     930,000                               1,234,594
------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc., Notes, 4.21%,
06/05/05 (Acquired 12/10/04; Cost
$1,332,977)                                      (c)(d)(h)             1,325,000                               1,327,321
------------------------------------------------------------------------------------------------------------------------
SBC Communications Capital Corp.-Series D,
Medium Term Notes, 7.11%, 05/31/05               (h)                     800,000                                 804,992
------------------------------------------------------------------------------------------------------------------------
Southwestern Bell Telephone Co.-Series B,
Medium Term Notes, 6.25%, 07/07/05               (h)                     350,000                                 352,488
------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd.
Global Notes, 7.13%, 01/30/06                    (h)                   4,950,000                               5,072,116
------------------------------------------------------------------------------------------------------------------------
Sprint Corp., Deb., 9.25%, 04/15/22              (h)                     500,000                                 653,055
------------------------------------------------------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
06/01/07                                         (h)                     635,000                                 675,195
------------------------------------------------------------------------------------------------------------------------
Verizon California Inc.-Series F, Unsec.
Deb.,  6.75%, 05/15/27                           (h)                   1,000,000                               1,058,130
------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
6.36%, 04/15/06                                  (h)                   2,165,000                               2,216,007
------------------------------------------------------------------------------------------------------------------------
8.75%, 11/01/21                                  (h)                   1,350,000                               1,745,631
------------------------------------------------------------------------------------------------------------------------
Verizon Florida Inc.-Series F, Sr. Unsec.
Deb., 6.13%, 01/15/13                            (h)                     935,000                                 979,179
------------------------------------------------------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec.
Global Deb., 4.63%, 03/15/13                     (h)                     950,000                                 907,573
========================================================================================================================
                                                                                                              21,619,870
========================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.20%
Lehman Brothers Inc., Sr. Sub. Deb.,
11.63%, 05/15/05                                 (h)                   2,585,000                               2,606,869
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Inc., Sr. Unsec. Sub.
Notes, 7.63%, 06/01/06                           (h)                   1,000,000                               1,041,590
========================================================================================================================
                                                                                                               3,648,459
========================================================================================================================

LIFE & HEALTH INSURANCE--0.29%
Prudential Holdings, LLC-Series B, Bonds,
7.25%, 12/18/23 (Acquired
01/22/04-01/29/04; Cost $4,717,650)              (c)(h)(l)             4,000,000                               4,673,880
------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
8.00%, 10/30/06                                  (h)                     600,000                                 636,300
========================================================================================================================
                                                                                                               5,310,180
========================================================================================================================

                                      F-8
BAL-QTR-1

                                                                      PRINCIPAL                                MARKET
                                                                        AMOUNT                                 VALUE
------------------------------------------------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT--0.38%
Time Warner Entertainment Co. L.P., Sr.
Unsec. Deb., 8.38%, 03/15/23                     (h)               $   1,800,000                         $     2,201,562
------------------------------------------------------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd. Global
Notes, 5.63%, 05/01/05                           (h)                   2,670,000                               2,675,367
------------------------------------------------------------------------------------------------------------------------
Viacom Inc., Sr. Unsec. Gtd. Global Notes,
6.40%, 01/30/06                                  (h)                   1,950,000                               1,989,527
========================================================================================================================
                                                                                                               6,866,456
========================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--0.19%
Dominion Resources, Inc.-Series B, Sr.
Unsec. Unsub. Global Notes, 7.63%, 07/15/05      (h)                   1,310,000                               1,325,812
------------------------------------------------------------------------------------------------------------------------
Sempra Energy, Sr. Unsec. Unsub. Notes,
6.95%, 12/01/05                                  (h)                   2,200,000                               2,243,692
========================================================================================================================
                                                                                                               3,569,504
========================================================================================================================

MUNICIPALITIES--0.94%
Chicago (City of), Illinois O'Hare
International Airport; Refunding Taxable
General Airport Third Lien Series 2004 E
RB, 3.88%, 01/01/08                              (h)(l)                2,400,000                               2,380,824
------------------------------------------------------------------------------------------------------------------------
Dallas (City of), Texas; Limited Taxable
Pension Series 2005 A GO,
4.61%, 02/15/14                                  (h)                     900,000                                 883,269
------------------------------------------------------------------------------------------------------------------------
5.20%, 02/15/35                                  (h)                   1,450,000                               1,422,813
------------------------------------------------------------------------------------------------------------------------
Indianapolis (City of), Indiana Local
Public Improvement Bond Bank; Taxable
Series 2005 A RB,
4.87%, 07/15/16                                  (h)                     850,000                                 831,904
------------------------------------------------------------------------------------------------------------------------
5.22%, 07/15/20                                  (h)                   1,000,000                                 987,500
------------------------------------------------------------------------------------------------------------------------
5.28%, 01/15/22                                  (h)                     550,000                                 542,729
------------------------------------------------------------------------------------------------------------------------
Industry (City of), California Urban
Development Agency (Project 3); Taxable
Allocation Series 2003 RB, 6.10%, 05/01/24       (h)(l)                1,910,000                               1,965,486
------------------------------------------------------------------------------------------------------------------------
New Hampshire (State of); Unlimited Taxable
Series 2005 B GO, 4.65%, 05/15/15                (h)                   1,800,000                               1,769,994
------------------------------------------------------------------------------------------------------------------------
Phoenix (City of), Arizona Civic
Improvement Corp.; Taxable Rental Car
Facility Series 2004 RB,
3.69%, 07/01/07                                  (h)(l)                1,000,000                                 988,110
------------------------------------------------------------------------------------------------------------------------
4.21%, 07/01/08                                  (h)(l)                1,185,000                               1,179,075
------------------------------------------------------------------------------------------------------------------------
Sacramento (County of), California; Taxable
Pension Funding Series 2004 C-1 RB, 5.45%,
07/10/30                                         (h)(l)(m)             4,425,000                               4,201,139
========================================================================================================================
                                                                                                              17,152,843
========================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.17%
Kerr-McGee Corp., Unsec. Gtd. Global Notes,
5.38%, 04/15/05                                  (h)                   1,170,000                               1,170,538
------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, Unsec.
Gtd. Unsub. Global Notes, 7.38%, 12/15/14        (h)                   1,760,000                               1,886,720
========================================================================================================================
                                                                                                               3,057,258
========================================================================================================================

                                      F-9
BAL-QTR-1

                                                                      PRINCIPAL                                MARKET
                                                                        AMOUNT                                 VALUE
------------------------------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.33%
General Electric Capital Corp.-Series A,
Medium Term Global Notes, 2.85%, 01/30/06        (h)               $     305,000                         $       302,972
------------------------------------------------------------------------------------------------------------------------
Heller Financial, Inc., Sr. Unsec. Global
Notes, 8.00%, 06/15/05                           (h)                   2,425,000                               2,447,650
------------------------------------------------------------------------------------------------------------------------
ING Capital Funding Trust III, Gtd. Global
Bonds, 8.44%,                                    (h)(j)                  900,000                               1,057,878
------------------------------------------------------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Bonds,
9.87%  (Acquired 06/16/04; Cost $1,357,500)      (c)(h)(j)             1,200,000                               1,353,408
------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands), Sr.
Unsec. Global Notes, 8.02%, 05/15/07             (h)                   1,012,500                               1,056,169
------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands)-Series
1999-2, Class A1, Global Bonds, 9.69%,
08/15/09                                         (h)                   1,350,000                               1,489,725
------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, Unsec.
Gtd. Unsub. Global Notes, 8.63%, 02/01/22        (h)                   4,075,000                               4,645,908
------------------------------------------------------------------------------------------------------------------------
PLC Trust 2003-1, Sec. Notes, 2.71%,
03/31/06 (Acquired 03/23/04; Cost
$1,222,349)                                      (c)(d)(h)             1,205,877                               1,201,778
------------------------------------------------------------------------------------------------------------------------
Premium Asset 2004-04 Trust, Sr. Notes,
4.13%, 03/12/09 (Acquired 03/04/04; Cost
$3,572,605)                                      (c)(d)(h)             3,575,000                               3,418,129
------------------------------------------------------------------------------------------------------------------------
Regional Diversified Funding (Cayman
Islands), Sr. Floating Rate Notes, 3.46%,
01/25/36 (Acquired 03/21/05; Cost $825,000)      (b)(c)(d)               800,000                                 800,000
------------------------------------------------------------------------------------------------------------------------
Regional Diversified Funding (Cayman
Islands), Sr. Notes, 9.25%, 03/15/30
(Acquired 09/22/04; Cost $3,221,976)             (c)(d)(h)             2,723,333                               3,212,172
------------------------------------------------------------------------------------------------------------------------
Toll Road Investors Partnership II,
L.P.-Series A, Bonds, 5.46%, 02/15/45
(Acquired 03/11/05; Cost $2,209,977)             (c)(d)(l)(n)         18,900,000                               2,217,797
------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
Second Tier Euro Bonds, 8.75%                    (h)(j)                  945,000                               1,029,745
========================================================================================================================
                                                                                                              24,233,331
========================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.60%
Executive Risk Capital Trust-Series B, Gtd.
Bonds, 8.68%, 02/01/27                           (h)                   2,175,000                               2,399,830
------------------------------------------------------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
Pfd. Notes, 8.50%, 04/15/12                      (h)                   4,295,000                               4,791,416
------------------------------------------------------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub.
Deb., 5.15%, 08/15/33 (Acquired
03/23/04-03/22/05; Cost $2,560,895)              (c)(d)(h)             2,510,000                               2,521,345
------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The), Sr.
Unsec. Notes, 7.88%, 04/15/05                    (h)                     545,000                                 545,719
------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., Sr.
Unsec. Notes, 6.75%, 11/15/06                    (h)                     700,000                                 726,432
========================================================================================================================
                                                                                                              10,984,742
========================================================================================================================

REAL ESTATE--0.02%
Health Care Property Investors, Inc., Sr.
Unsec. Notes, 6.88%, 06/08/05                    (h)                     380,000                                 382,964
========================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.04%
Southern Investments UK PLC (United
Kingdom), Sr. Unsec. Unsub. Yankee Notes,
6.80%, 12/01/06                                  (h)                     735,000                                 760,012
========================================================================================================================

                                      F-10
BAL-QTR-1

                                                                      PRINCIPAL                                MARKET
                                                                        AMOUNT                                 VALUE
------------------------------------------------------------------------------------------------------------------------
REGIONAL BANKS--0.79%
Cullen/Frost Capital Trust I, Unsec. Sub.
Floating Rate Notes, 4.46%, 03/01/34             (b)(h)            $   3,725,000                         $     3,864,874
------------------------------------------------------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes,
5.25%, 03/31/08                                  (h)                   3,000,000                               2,970,780
------------------------------------------------------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate
Trust Pfd. Notes, 3.48%, 06/01/28                (b)(h)                1,000,000                                 960,250
------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., Gtd. Notes,
4.70%, 06/30/09                                  (h)                   1,375,000                               1,370,119
------------------------------------------------------------------------------------------------------------------------
Santander Financial Issuances (Cayman
Islands), Sec. Sub. Floating Rate Euro
Notes, 3.25%                                     (h)(j)(k)             4,000,000                               3,960,008
------------------------------------------------------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%,
06/15/14                                         (h)                   1,400,000                               1,391,600
========================================================================================================================
                                                                                                              14,517,631
========================================================================================================================

RESTAURANTS--0.05%
McDonald's Corp., Unsec. Deb., 7.05%,
11/15/25                                         (h)                     850,000                                 892,602
========================================================================================================================

SOVEREIGN DEBT--0.79%
Japan Bank for International Cooperation
(Japan), Unsec. Gtd. Euro Bonds, 6.50%,
10/06/05                                         (h)                   4,600,000                               4,668,218
------------------------------------------------------------------------------------------------------------------------
Russian Federation (Russia), Unsec. Unsub.
Bonds,
7.50%, 03/31/30 (Acquired 05/18/04; Cost
$1,260,875)                                      (c)(h)(o)             1,400,000                               1,441,440
------------------------------------------------------------------------------------------------------------------------
8.75%, 07/24/05 (Acquired
09/10/04-01/21/05; Cost $2,167,713)              (c)(h)                2,100,000                               2,131,500
------------------------------------------------------------------------------------------------------------------------
Russian Federation (Russia), Unsec. Unsub.
Euro Bonds-REGS,
8.75%, 07/24/05 (Acquired 05/14/04; Cost
$2,218,650)                                      (c)(h)                2,100,000                               2,134,860
------------------------------------------------------------------------------------------------------------------------
10.00%, 06/26/07 (Acquired
05/14/04-05/18/04; Cost $1,892,475)              (c)(h)                1,680,000                               1,851,864
------------------------------------------------------------------------------------------------------------------------
United Mexican States (Mexico)-Series A,
Medium Term Global Notes,
6.63%, 03/03/15                                  (h)                     490,000                                 510,580
------------------------------------------------------------------------------------------------------------------------
7.50%, 04/08/33                                  (h)                   1,570,000                               1,669,931
========================================================================================================================
                                                                                                              14,408,393
========================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.16%
Greenpoint Capital Trust I, Gtd. Sub.Trust
Pfd. Notes, 9.10%, 06/01/27                      (h)                     950,000                               1,074,906
------------------------------------------------------------------------------------------------------------------------
Washington Mutual Finance Corp., Sr. Unsec.
Notes, 8.25%, 06/15/05                           (h)                   1,775,000                               1,792,324
========================================================================================================================
                                                                                                               2,867,230
========================================================================================================================

TOBACCO--0.30%
Altria Group, Inc., Unsec. Global Notes,
7.00%, 07/15/05                                  (h)                   5,350,000                               5,401,039
========================================================================================================================

                                      F-11
BAL-QTR-1

                                                                      PRINCIPAL                                MARKET
                                                                        AMOUNT                                 VALUE
------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.13%
Western Power Distribution Holdings Ltd.
(United Kingdom) , Unsec. Unsub. Notes,
7.38%, 12/15/28 (Acquired
01/25/05-03/03/05; Cost $2,468,114)              (c)(h)            $   2,175,000                         $     2,419,927
========================================================================================================================

TRUCKING--0.16%
Roadway Corp., Sr. Unsec. Gtd. Global
Notes, 8.25%, 12/01/08                           (h)                   2,655,000                               2,907,623
========================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.32%
AT&T Wireless Services Inc., Sr. Unsec.
Unsub. Global Notes, 6.88%, 04/18/05             (h)                   1,100,000                               1,101,419
------------------------------------------------------------------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
Global Notes, 10.63%, 07/15/10                   (h)                   4,355,000                               4,673,438
========================================================================================================================
                                                                                                               5,774,857
========================================================================================================================
Total Bonds & Notes (Cost $297,468,146)                                                                      295,716,448
========================================================================================================================

U.S. MORTGAGE-BACKED SECURITIES--8.99%

FEDERAL HOME LOAN MORTGAGE CORP.
(FHLMC)--1.19%
Pass Through Ctfs.,
 5.50%, 05/01/13 to 12/01/33                     (h)                   2,651,124                               2,701,925
------------------------------------------------------------------------------------------------------------------------
 7.00%, 06/01/15 to 06/01/32                     (h)                   3,942,031                               4,154,808
------------------------------------------------------------------------------------------------------------------------
 6.50%, 05/01/16 to 03/01/33                     (h)                   3,188,295                               3,311,932
------------------------------------------------------------------------------------------------------------------------
 6.00%, 04/01/17 to 01/01/34                     (h)                   6,746,917                               6,963,026
------------------------------------------------------------------------------------------------------------------------
 8.00%, 01/01/27                                 (h)                   1,311,841                               1,415,436
------------------------------------------------------------------------------------------------------------------------
 7.50%, 12/01/30 to 03/01/32                     (h)                     714,142                                 765,017
------------------------------------------------------------------------------------------------------------------------
Pass Through Cfts., TBA
 5.00%, 04/01/20                                 (p)                   2,420,000                               2,423,588
========================================================================================================================
                                                                                                              21,735,732
========================================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA)--6.89%
Pass Through Ctfs.,
 8.50%, 03/01/10 to 10/01/28                     (h)                   2,085,473                               2,275,132
------------------------------------------------------------------------------------------------------------------------
 6.50%, 04/01/14 to 09/01/34                     (h)                  15,446,049                              16,071,429
------------------------------------------------------------------------------------------------------------------------
 7.50%, 11/01/15 to 05/01/32                     (h)                   1,492,237                               1,590,911
------------------------------------------------------------------------------------------------------------------------
 7.00%, 12/01/15 to 09/01/32                     (h)                   4,699,824                               4,954,279
------------------------------------------------------------------------------------------------------------------------
 6.00%, 01/01/17 to 03/01/22                     (h)                     476,399                                 489,338
------------------------------------------------------------------------------------------------------------------------
 5.00%, 11/01/17 to 11/01/18                     (h)                   2,809,065                               2,811,661
------------------------------------------------------------------------------------------------------------------------
 8.00%, 08/01/21 to 10/01/30                     (h)                   1,193,860                               1,289,554
------------------------------------------------------------------------------------------------------------------------
 5.50%, 08/01/33 to 09/01/33                     (h)                     707,599                                 710,163
------------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 5.50%, 04/01/20 to 04/01/35                     (p)                  44,688,574                              44,962,967
------------------------------------------------------------------------------------------------------------------------
 5.00%, 04/01/20 to 04/01/35                     (p)                  30,846,640                              30,586,079
------------------------------------------------------------------------------------------------------------------------
 6.00%, 04/01/35                                 (p)                  19,643,600                              20,089,957
========================================================================================================================
                                                                                                             125,831,470
========================================================================================================================

                                      F-12
BAL-QTR-1

                                                                      PRINCIPAL                                MARKET
                                                                        AMOUNT                                 VALUE
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA)--0.91%
Pass Through Ctfs.,
 6.50%, 10/15/08 to  02/15/33                    (h)               $   3,290,137                         $     3,440,264
------------------------------------------------------------------------------------------------------------------------
 7.00%, 10/15/08 to 05/15/32                     (h)                   1,751,537                               1,851,035
------------------------------------------------------------------------------------------------------------------------
 6.00%, 11/15/08 to 10/15/33                     (h)                   5,410,208                               5,569,713
------------------------------------------------------------------------------------------------------------------------
 8.00%, 08/15/22 to 01/20/31                     (h)                     721,729                                 779,179
------------------------------------------------------------------------------------------------------------------------
 7.50%, 06/15/23 to 05/15/32                     (h)                   1,820,187                               1,961,109
------------------------------------------------------------------------------------------------------------------------
 8.50%, 11/15/24 to 02/15/25                     (h)                     121,585                                 134,121
------------------------------------------------------------------------------------------------------------------------
 5.50%, 06/15/33 to 12/15/33                     (h)                   2,905,312                               2,936,033
========================================================================================================================
                                                                                                              16,671,454
========================================================================================================================
Total U.S. Mortgage-Backed Securities (Cost
$164,209,088)                                                                                                164,238,656
========================================================================================================================

U.S. GOVERNMENT AGENCY SECURITIES--8.05%

FEDERAL HOME LOAN BANK (FHLB)--7.39%
Unsec. Disc. Notes,
2.55%, 04/01/05                                  (q)                  134,847,000                            134,847,000
========================================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA)--0.66%
Unsec. Floating Rate Global Notes,
4.40%, 02/17/09                                  (h)(r)                8,675,000                               8,677,603
------------------------------------------------------------------------------------------------------------------------
Unsec. Global Notes,
3.38%, 12/15/08                                  (h)                   3,525,000                               3,409,274
========================================================================================================================
                                                                                                              12,086,877
========================================================================================================================

Total U.S. Government Agency Securities
(Cost $146,937,553)                                                                                          146,933,877
========================================================================================================================

ASSET-BACKED SECURITIES--1.35%

AEROSPACE & DEFENSE--0.14%
Systems 2001 Asset Trust LLC-Class G
(Cayman Islands), Pass Through Ctfs.,
6.66%, 09/15/13 (Acquired 02/09/05; Cost
$2,634,770)                                      (c)(d)(h)(l)          2,373,987                               2,558,968
========================================================================================================================

MULTI-SECTOR HOLDINGS--0.04%
Longport Funding Ltd.-Series 2005-2A, Class
A1J, Floating Rate Bonds, 3.62%, 02/03/40
(Acquired 03/31/05; Cost $800,000)               (b)(c)(d)               800,000                                 800,000
========================================================================================================================

                                      F-13
BAL-QTR-1

                                                                      PRINCIPAL                                MARKET
                                                                        AMOUNT                                 VALUE
------------------------------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.88%
Citicorp Lease-Series 1999-1, Class A1,
Pass Through Ctfs., 7.22%, 06/15/05
(Acquired 05/08/02-02/25/04; Cost
$5,734,000)                                      (c)(h)            $   5,400,171                         $     5,446,092
------------------------------------------------------------------------------------------------------------------------
Citicorp Lease-Series 1999-1, Class A2,
Pass Through Ctfs., 8.04%, 12/15/19
(Acquired 06/01/00; Cost $3,901,297)             (c)(h)                3,950,000                               4,702,815
------------------------------------------------------------------------------------------------------------------------
Patrons' Legacy-Series 2003-III, Ctfs.,
5.65%, 01/17/17 (Acquired 11/04/04; Cost
$2,563,525)                                      (c)(d)                2,500,000                               2,510,250
------------------------------------------------------------------------------------------------------------------------
Patrons' Legacy-Series 2004-I, Ctfs.,
6.67%, 02/04/17 (Acquired 04/30/04; Cost
$1,500,000)                                      (c)(d)                1,500,000                               1,508,850
------------------------------------------------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating
Rate Pass Through Ctfs., 3.77%  (Acquired
12/07/04; Cost $1,900,000)                       (c)(d))(h)(j)(r)      1,900,000                               1,911,035
========================================================================================================================
                                                                                                              16,079,042
========================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.12%
North Front Pass-Through Trust, Bonds,
5.81%, 12/15/24 (Acquired 12/08/04; Cost
$2,144,192)                                      (c)(d)(h)             2,125,000                               2,105,067
========================================================================================================================

REINSURANCE--0.06%
Stingray Pass-Through Trust, Pass Through
Ctfs., 5.90%, 01/12/15 (Acquired 01/07/05;
Cost $1,000,000)                                 (c)(d)(h)             1,000,000                                 997,820
========================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.11%
Sovereign Bank-Class A-1, Pass Through
Ctfs., 10.20%, 06/30/05 (Acquired 09/22/04;
Cost $2,128,900)                                 (c)(d)(h)             2,020,308                               2,048,027
========================================================================================================================

Total Asset-Backed Securities (Cost
$24,230,100)                                                                                                  24,588,924
========================================================================================================================

U.S. TREASURY SECURITIES--2.70%

U.S. TREASURY NOTES--1.89%
2.50%, 09/30/06                                  (h)                   9,500,000                               9,339,640
------------------------------------------------------------------------------------------------------------------------
6.50%, 10/15/06                                  (h)                   1,615,000                               1,683,137
------------------------------------------------------------------------------------------------------------------------
3.50%, 11/15/06                                  (h)                  14,400,000                              14,357,232
------------------------------------------------------------------------------------------------------------------------
3.13%, 10/15/08                                  (h)                   1,270,000                               1,232,294
------------------------------------------------------------------------------------------------------------------------
4.75%, 11/15/08                                  (h)                   4,250,000                               4,354,252
------------------------------------------------------------------------------------------------------------------------
5.00%, 02/15/11                                  (h)                   3,425,000                               3,558,267
========================================================================================================================
                                                                                                              34,524,822
========================================================================================================================

U.S. TREASURY BONDS--0.75%
7.25%, 05/15/16 to 08/15/22                      (h)                  10,910,000                              13,546,109
------------------------------------------------------------------------------------------------------------------------
7.50%, 11/15/16                                  (h)                      60,000                                  75,234
========================================================================================================================
                                                                                                              13,621,343
========================================================================================================================

U.S. TREASURY STRIPS--0.06%
3.03%, 02/15/07                                  (h)(q)                1,175,000                               1,098,437
========================================================================================================================

Total U.S. Treasury Securities (Cost
$49,093,516)                                                                                                  49,244,602
========================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost
$1,681,128,307)                                                                                          $ 1,826,002,443
________________________________________________________________________________________________________________________
========================================================================================================================

                                      F-14
BAL-QTR-1

Investment Abbreviations:

ADR                 American Depositary Receipt
Ctfs.               Certificates
Deb.                Debentures
Disc.               Discounted
GO                  General Obligation Bonds
Gtd.                Guaranteed
Pfd.                Preferred
RB                  Revenue Bonds
REGS                Regulation S
RegCaPS             Regulatory Capital Preferred Securities
Sec.                Secured
Sr.                 Senior
STRIPS              Separately Traded Registered Interest and Principal Security
Sub.                Subordinated
TBA                 To Be Announced
Unsec.              Unsecured
Unsub.              Unsubordinated

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on March 31, 2005.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities securities at March 31, 2005 was $81,533,037, which represented 4.47% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security considered to be illiquid; the portfolio is limited to investing 15% of net assets in illiquid securities. The aggregate market value of these securities considered illiquid at March 31, 2005 was $49,640,491, which represented 2.72% of the Fund's Total Investments.

(e) Dividend rate is redetermined annually. Rate shown is the rate in effect on March 31, 2005.

(f) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at March 31, 2005 was $59,387,834, which represented 3.25% of the Fund's Total Investments. See
    Note 1A.

(g) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on March 31, 2005.

(h) In accordance with the procedures established by the Board of Trustees, the security is fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at March 31, 2005 was $442,589,019, which represented 24.24% of the Fund's Total Investments. See Note 1A.

(i) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 4.

(j) Perpetual bond with no specified maturity date.

(k) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on March 31, 2005.

(l) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(m) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date. The Bond will be remarketed or converted to a fixed coupon rate at a specified future date.

(n) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(o) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(p) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1C.

(q) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(r) Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2005.

See accompanying notes which are an integral part of this schedule.

                                      F-15
BAL-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

                                      F-16
BAL-QTR-1

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates

                                      F-17
BAL-QTR-1
    and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     MARKET                                          UNREALIZED       MARKET
                     VALUE           PURCHASES       PROCEEDS       APPRECIATION      VALUE          DIVIDEND        REALIZED
FUND                12/31/04          AT COST       FROM SALES     (DEPRECIATION)    03/31/05         INCOME*       GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class             $ 121,085,396   $   4,688,186   $(125,773,582)   $          --   $          --   $       5,744   $          --
--------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class               121,085,396       4,688,186    (125,773,582)              --              --           5,914              --
================================================================================================================================
     Total        $ 242,170,792   $   9,376,372   $(251,547,164)   $          --   $          --   $      11,658   $          --
________________________________________________________________________________________________________________________________
================================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.

                                      F-18
BAL-QTR-1

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    For the three months ended March 31, 2005, the Fund received dividends on cash collateral net of rebates paid to counterparties of $11,658 for securities lending transactions. There were no securities out on loan as of March 31, 2005

NOTE 4 - FUTURES CONTRACTS

On March 31, 2005, $4,000,000 principal amount of corporate obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                     OPEN FUTURES CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------
                                                                                                  UNREALIZED
                                   NO. OF                                                        APPRECIATION
CONTRACT                          CONTRACTS       MONTH/COMMITMENT        MARKET VALUE          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes           402             Jun-05/Long            $  83,170,031          $  (177,745)
---------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes           953             Jun-05/Long              102,060,344             (607,296)
---------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds           77             Jun-05/Long                8,575,875               19,427
===============================================================================================================
                                                                            $ 193,806,250          $  (765,614)
_______________________________________________________________________________________________________________
===============================================================================================================

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $464,754,454 and $577,429,610, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    Receivables for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp., which is in default with respect to the principal payments on $25,012,000 par value, Senior Unsecured Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined to be in accordance with the fair valuation procedures authorized by the Board of Trustees.

                UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                     $    169,204,214
----------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                        (50,735,385)
================================================================================================================
Net unrealized appreciation of investment securities                                           $    118,468,829
________________________________________________________________________________________________________________
================================================================================================================

Cost of investments for tax purposes is $1,707,533,614.


                                      F-19
BAL-QTR-1

                             AIM BASIC BALANCED FUND
            Quarterly Schedule of Portfolio Holdings o March 31, 2005


 YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com              BBA-QTR-1 3/05              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                 MARKET
                                                                        SHARES                   VALUE
---------------------------------------------------------------------------------------------------------
STOCKS & OTHER EQUITY INTERESTS--63.45%

ADVERTISING--3.10%
Interpublic Group of Cos., Inc. (The)            (a)                      168,000             $ 2,063,040
---------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                         38,900               3,443,428
=========================================================================================================
                                                                                                5,506,468
=========================================================================================================

AEROSPACE & DEFENSE--0.92%
Honeywell International Inc.                                               44,000               1,637,240
=========================================================================================================

ALUMINUM--0.87%
Alcoa Inc.                                                                 50,900               1,546,851
=========================================================================================================

APPAREL RETAIL--1.04%
Gap, Inc. (The)                                                            84,800               1,852,032
=========================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.25%
Bank of New York Co., Inc. (The)                                           76,200               2,213,610
=========================================================================================================

BUILDING PRODUCTS--2.22%
American Standard Cos. Inc.                                                33,300               1,547,784
---------------------------------------------------------------------------------------------------------
Masco Corp.                                                                69,000               2,392,230
=========================================================================================================
                                                                                                3,940,014
=========================================================================================================

COMMUNICATIONS EQUIPMENT--0.52%
Motorola, Inc.                                                             61,800                 925,146
=========================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.36%
Deere & Co.                                                                 9,400                 631,022
=========================================================================================================

CONSUMER ELECTRONICS--2.09%
Koninklijke (Royal) Philips Electronics
N.V.-New York Shares (Netherlands)               (a)                       55,700               1,532,864
---------------------------------------------------------------------------------------------------------
Sony Corp.-ADR (Japan)                                                     54,500               2,181,090
=========================================================================================================
                                                                                                3,713,954
=========================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.55%
Ceridian Corp.                                   (a)                       83,300               1,420,265
---------------------------------------------------------------------------------------------------------
First Data Corp.                                                           79,100               3,109,421
=========================================================================================================
                                                                                                4,529,686
=========================================================================================================

DIVERSIFIED CHEMICALS--0.42%
Dow Chemical Co. (The)                                                     14,800                 737,780
=========================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.47%
Cendant Corp.                                                             127,300               2,614,742
=========================================================================================================

                                      F-1
BBA-QTR-1

                                                                                                 MARKET
                                                                        SHARES                   VALUE
---------------------------------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES--1.76%
Waste Management, Inc.                                                    108,100            $  3,118,685
---------------------------------------------------------------------------------------------------------

FOOD RETAIL--1.81%
Kroger Co. (The)                                 (a)                      120,400               1,930,012
---------------------------------------------------------------------------------------------------------
Safeway Inc.                                     (a)                       69,000               1,278,570
=========================================================================================================
                                                                                                3,208,582
=========================================================================================================

GENERAL MERCHANDISE STORES--1.36%
Target Corp.                                                               48,400               2,420,968
---------------------------------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS--3.88%
Cardinal Health, Inc.                                                      78,300               4,369,140
---------------------------------------------------------------------------------------------------------
McKesson Corp.                                                             66,800               2,521,700
=========================================================================================================
                                                                                                6,890,840
=========================================================================================================

HEALTH CARE EQUIPMENT--1.08%
Baxter International Inc.                                                  48,000               1,631,040
---------------------------------------------------------------------------------------------------------
Waters Corp.                                     (a)                        7,900                 282,741
=========================================================================================================
                                                                                                1,913,781
=========================================================================================================

HEALTH CARE FACILITIES--1.49%
HCA Inc.                                                                   49,300               2,641,001
=========================================================================================================

HEALTH CARE SERVICES--0.33%
IMS Health Inc.                                                            24,000                 585,360
=========================================================================================================

INDUSTRIAL CONGLOMERATES--3.79%
General Electric Co.                                                       67,100               2,419,626
---------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                         127,100               4,295,980
=========================================================================================================
                                                                                                6,715,606
=========================================================================================================

INDUSTRIAL MACHINERY--1.34%
Illinois Tool Works Inc.                                                   26,600               2,381,498
=========================================================================================================

INTEGRATED OIL & GAS--0.11%
Shell Frontier Oil & Gas Inc.-Series B,
3.48% Floating Rate Pfd.                         (b)                            2                 200,000
=========================================================================================================

INVESTMENT BANKING & BROKERAGE--2.62%
Merrill Lynch & Co., Inc.                                                  35,500               2,009,300
---------------------------------------------------------------------------------------------------------
Morgan Stanley                                                             46,200               2,644,950
=========================================================================================================
                                                                                                4,654,250
=========================================================================================================

MANAGED HEALTH CARE--1.97%
WellPoint Inc.                                   (a)                       27,900               3,497,265
=========================================================================================================

MOVIES & ENTERTAINMENT--1.67%
Walt Disney Co. (The)                                                     103,000               2,959,190
=========================================================================================================

                                      F-2
BBA-QTR-1

                                                                                                 MARKET
                                                                        SHARES                   VALUE
---------------------------------------------------------------------------------------------------------
MULTI-LINE INSURANCE--1.26%
Hartford Financial Services Group, Inc.
(The)                                                                      32,500             $ 2,228,200
---------------------------------------------------------------------------------------------------------

OIL & GAS DRILLING--2.32%
Pride International, Inc.                        (a)                       43,100               1,070,604
---------------------------------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)                 (a)                       59,100               3,041,286
=========================================================================================================
                                                                                                4,111,890
=========================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.57%
Halliburton Co.                                                            77,500               3,351,875
---------------------------------------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                                            17,100               1,205,208
=========================================================================================================
                                                                                                4,557,083
=========================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--4.90%
ABN AMRO XV Custodial Receipts-Series MM15,
3.10% Floating Rate Pfd. (Acquired
03/16/05; Cost $499,937)                         (b)(c)(d)                      5                 500,000
---------------------------------------------------------------------------------------------------------
ABN AMRO XVIII Custodial Receipts-Series
MM18, 2.79% Floating Rate Pfd. (Acquired
09/10/04-09/13/04; Cost $199,995)                (c)(d)(e)                      2                 200,000
---------------------------------------------------------------------------------------------------------
Citigroup Inc.                                                             79,900               3,590,706
---------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                       91,928               3,180,709
---------------------------------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust III, 3.25%
Floating Rate Pfd. (Acquired
06/03/04-09/28/04; Cost $635,805)                (b)(c)(d)                    650                 644,182
---------------------------------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust IV, 3.33%
Floating Rate Pfd. (Acquired 01/19/05; Cost
$244,120)                                        (b)(c)(d)                    250                 244,177
---------------------------------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI, 3.51%
Floating Rate Pfd. (Acquired 01/19/05; Cost
$340,013)                                        (b)(c)(d)                    350                 340,011
=========================================================================================================
                                                                                                8,699,785
=========================================================================================================

PACKAGED FOODS & MEATS--1.94%
Kraft Foods Inc.-Class A                                                   49,900               1,649,195
---------------------------------------------------------------------------------------------------------
Unilever N.V. (Netherlands)                      (f)                       26,350               1,793,721
=========================================================================================================
                                                                                                3,442,916
=========================================================================================================

PHARMACEUTICALS--4.83%
Pfizer Inc.                                                                95,500               2,508,785
---------------------------------------------------------------------------------------------------------
Sanofi-Aventis (France)                          (f)                       46,712               3,944,430
---------------------------------------------------------------------------------------------------------
Wyeth                                                                      50,200               2,117,436
=========================================================================================================
                                                                                                8,570,651
=========================================================================================================

PROPERTY & CASUALTY INSURANCE--1.38%
ACE Ltd. (Cayman Islands)                                                  59,100               2,439,057
=========================================================================================================

SYSTEMS SOFTWARE--1.85%
Computer Associates International, Inc.                                   120,961               3,278,043
=========================================================================================================

                                      F-3
BBA-QTR-1

                                                                                                 MARKET
                                                                        SHARES                   VALUE
---------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.38%
Fannie Mae                                                                 50,100            $  2,727,945
---------------------------------------------------------------------------------------------------------
Fannie Mae-Series J, 4.72%  Floating Rate
Pfd.                                             (g)(h)                     4,850                 243,713
---------------------------------------------------------------------------------------------------------
Fannie Mae-Series K, 5.40% Floating Rate
Pfd.                                             (h)                        4,850                 242,500
---------------------------------------------------------------------------------------------------------
Freddie Mac                                                                16,000               1,011,200
=========================================================================================================
                                                                                                4,225,358
=========================================================================================================

Total Stocks & Other Equity Interests (Cost $92,767,079)                                      112,588,554
=========================================================================================================

                                                                       PRINCIPAL
                                                                        AMOUNT
---------------------------------------------------------------------------------------------------------
BONDS & NOTES--15.72%

ADVERTISING--0.03%
Interpublic Group of Cos., Inc. (The), Sr.
Unsec. Notes, 7.88%, 10/15/05                    (g)              $        48,000                  48,772
=========================================================================================================

AEROSPACE & DEFENSE--0.02%
Lockheed Martin Corp.-Series A, Medium Term
Notes, 8.66%, 11/30/06                           (g)                       35,000                  37,493
=========================================================================================================

AUTO PARTS & EQUIPMENT--0.08%
Lear Corp.-Series B, Sr. Unsec. Gtd.
Notes,  7.96%, 05/15/05                          (g)                      145,000                 146,106
=========================================================================================================

AUTOMOBILE MANUFACTURERS--0.24%
DaimlerChrysler N.A. Holding Corp., Gtd.
Global Notes, 7.75%, 06/15/05                    (g)                      200,000                 201,762
---------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holding Corp., Unsec.
Gtd. Unsub. Global Notes, 7.25%, 01/18/06        (g)                      175,000                 179,511
---------------------------------------------------------------------------------------------------------
General Motors Corp., Unsec. Global Notes,
6.25%, 05/01/05                                  (g)                       50,000                  50,072
=========================================================================================================
                                                                                                  431,345
=========================================================================================================

BROADCASTING & CABLE TV--0.86%
Continental Cablevision, Inc., Sr. Unsec.
Deb.,
8.88%, 09/15/05                                  (g)                      600,000                 613,812
---------------------------------------------------------------------------------------------------------
9.50%, 08/01/13                                  (g)                      100,000                 106,665
---------------------------------------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes,
6.88%, 06/15/05                                  (g)                       65,000                  65,471
---------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes,  6.63%,
02/15/06                                         (g)                       75,000                  76,549
---------------------------------------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec.
Notes, 8.38%, 11/01/05                           (g)                      120,000                 123,673
---------------------------------------------------------------------------------------------------------
TCI Communications, Inc., Sr. Notes, 7.25%,
08/01/05                                         (g)                      175,000                 177,077
---------------------------------------------------------------------------------------------------------
TCI Communications, Inc., Sr. Unsec. Notes,
8.00%, 08/01/05                                  (g)                       75,000                  76,069
---------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., Sr. Unsec. Gtd.
Deb., 7.57%, 02/01/24                            (g)                      115,000                 132,447
---------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., Unsec. Notes,
7.75%, 06/15/05                                  (g)                      150,000                 151,240
=========================================================================================================
                                                                                                1,523,003
=========================================================================================================

                                      F-4
BBA-QTR-1

                                                                       PRINCIPAL                 MARKET
                                                                        AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--3.37%
Associates Corp. of North America, Sr.
Global Deb., 6.95%, 11/01/18                     (g)               $       60,000             $    68,706
---------------------------------------------------------------------------------------------------------
Capital One Bank, Sr. Global Notes, 8.25%,
06/15/05                                         (g)                      325,000                 327,951
---------------------------------------------------------------------------------------------------------
Capital One Capital I, Sub. Floating Rate
Bonds, 4.29%, 02/01/27 (Acquired 09/16/04;
Cost $305,820)                                   (b)(c)(d)(g)             300,000                 301,074
---------------------------------------------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec.
Notes, 7.25%, 05/01/06                           (g)                      500,000                 516,725
---------------------------------------------------------------------------------------------------------
Capital One Financial Corp., Unsec. Notes,
7.13%, 08/01/08                                  (g)                      150,000                 160,327
---------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Floating Rate Medium
Term Notes, 3.54%, 06/30/05                      (b)(g)                   130,000                 130,058
---------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Global Notes,
7.00%, 10/01/13                                  (g)                       50,000                  48,547
---------------------------------------------------------------------------------------------------------
7.60%, 08/01/05                                  (g)                      750,000                 756,697
---------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Notes, 6.75%,
05/15/05                                         (g)                      300,000                 300,717
---------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Floating Rate
Global Notes, 2.90%, 04/28/05                    (b)(g)                   215,000                 215,037
---------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Global Notes,
6.50%, 01/25/07                                  (g)                      200,000                 202,388
---------------------------------------------------------------------------------------------------------
6.88%, 02/01/06                                  (g)                      750,000                 761,310
---------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Floating
Rate Medium Term Notes, 3.70%, 05/18/06          (b)(g)                   280,000                 275,156
---------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Global
Notes,
6.75%, 12/01/14                                  (g)                       50,000                  43,230
---------------------------------------------------------------------------------------------------------
7.50%, 07/15/05                                  (g)                      120,000  (i)            120,896
---------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Medium
Term Notes, 5.25%, 05/16/05                      (g)                      405,000  (i)            405,482
---------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Unsec.
Unsub. Global Notes, 6.75%, 01/15/06             (g)                    1,340,000               1,348,013
=========================================================================================================
                                                                                                5,982,314
=========================================================================================================

DIVERSIFIED BANKS--1.31%
AB Spintab (Sweden), Bonds, 7.50%
(Acquired 02/12/04; Cost $245,524)               (c)(g)(j)                220,000                 229,706
---------------------------------------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%,
02/15/06 (Acquired 03/05/03; Cost $27,726)       (c)(d)(g)                 25,000                  25,408
---------------------------------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior S.N.C.
(Mexico), Notes, 3.88%, 01/21/09
(Acquired 02/25/04; Cost $98,375)                (c)(d)(g)                100,000                  94,726
---------------------------------------------------------------------------------------------------------
BankBoston Capital Trust IV, Gtd. Floating
Rate Trust Pfd. Notes, 3.56%, 06/08/28           (b)(g)                   250,000                 241,957
---------------------------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Bonds,
8.55% (Acquired 11/05/03; Cost $123,064)         (c)(g)(j)                100,000                 118,069
---------------------------------------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%,
06/01/27 (Acquired 05/22/03; Cost $75,926)       (c)(d)(g)                 60,000                  68,366
---------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
Unsec. Global Notes, 6.88%, 03/15/12             (g)                      150,000                 165,547
---------------------------------------------------------------------------------------------------------

                                      F-5
BBA-QTR-1

                                                                       PRINCIPAL                 MARKET
                                                                        AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS--(CONTINUED)
Corporacion Andina de Fomento (Venezuela),
Unsec. Yankee Notes, 8.88%, 06/01/05             (g)              $       200,000             $   201,516
---------------------------------------------------------------------------------------------------------
Danske Bank A/S (Denmark), First Tier
Bonds, 5.91%  (Acquired 06/07/04; Cost
$100,000)                                        (c)(g)(j)                100,000                 103,326
---------------------------------------------------------------------------------------------------------
HSBC Capital Funding L.P. (United Kingdom),
Gtd. Bonds, 4.61% (Acquired 11/05/03; Cost
$46,626)                                         (c)(g)(j)                 50,000                  47,374
---------------------------------------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
Unsec. Sub. Floating Rate Euro Notes,
2.96%                                            (g)(j)(k)                140,000                 123,084
---------------------------------------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
Rate Euro Deb., 3.31%, 08/29/87                  (g)(k)                    80,000                  64,765
---------------------------------------------------------------------------------------------------------
National Westminster Bank PLC (United
Kingdom)-Series B, Unsec. Sub. Floating
Rate Euro Notes, 3.31%                           (g)(j)(k)                150,000                 134,349
---------------------------------------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
8.25%, 11/01/24                                  (g)                      100,000                 129,767
---------------------------------------------------------------------------------------------------------
RBS Capital Trust I, Bonds, 4.71%                (g)(j)                    50,000                  47,537
---------------------------------------------------------------------------------------------------------
Wells Fargo & Co., Sr. Unsec. Global Notes,
3.75%, 10/15/07                                  (g)                      275,000                 272,085
---------------------------------------------------------------------------------------------------------
Wells Fargo Bank, N.A., Unsec. Sub. Global
Notes, 7.80%, 06/15/10                           (g)                      250,000                 253,975
=========================================================================================================
                                                                                                2,321,557
=========================================================================================================

DIVERSIFIED CAPITAL MARKETS--0.12%
UBS Preferred Funding Trust I, Gtd. Global
Bonds, 8.62%                                     (g)(j)                   185,000                 217,728
=========================================================================================================

DIVERSIFIED METALS & MINING--0.11%
Noranda Inc. (Canada), Unsec. Yankee Deb.,
7.00%, 07/15/05                                  (g)                      200,000                 201,930
=========================================================================================================

ELECTRIC UTILITIES--0.53%
AmerenEnergy Generating Co.-Series C, Sr.
Unsec. Global Notes, 7.75%, 11/01/05             (g)                       20,000                  20,451
---------------------------------------------------------------------------------------------------------
Consolidated Edison Co. of New York-Series
96A, Unsec. Deb.,  7.75%, 06/01/26               (g)                       55,000                  57,227
---------------------------------------------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
Notes, 7.13%, 12/15/05                           (g)                      350,000                 357,836
---------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., Sr. Unsec.
Notes, 7.23%, 09/15/05                           (g)                      300,000                 304,947
---------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., First Mortgage
Floating Rate Notes, 3.26%, 04/03/06             (b)(g)                    22,000                  22,062
---------------------------------------------------------------------------------------------------------
Yorkshire Power Finance (Cayman
Islands)-Series B, Sr. Unsec. Gtd. Unsub.
Global Notes, 6.50%, 02/25/08                    (g)                      175,000                 180,980
=========================================================================================================
                                                                                                  943,503
=========================================================================================================

                                      F-6
BBA-QTR-1

                                                                       PRINCIPAL                 MARKET
                                                                        AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------
FOOD RETAIL--0.17%
Safeway Inc., Sr. Unsec. Notes,
2.50%, 11/01/05                                  (g)              $       100,000             $    99,291
---------------------------------------------------------------------------------------------------------
6.15%, 03/01/06                                  (g)                      200,000                 203,558
=========================================================================================================
                                                                                                  302,849
=========================================================================================================

GAS UTILITIES--0.31%
CenterPoint Energy Resources Corp., Unsec.
Deb., 6.50%, 02/01/08                            (g)                      165,000                 173,587
---------------------------------------------------------------------------------------------------------
Columbia Energy Group-Series C, Notes,
6.80%, 11/28/05                                  (g)                      225,000                 229,000
---------------------------------------------------------------------------------------------------------
NiSource Capital Markets, Inc., Medium Term
Notes, 7.68%, 04/15/05                           (g)                      150,000                 150,183
=========================================================================================================
                                                                                                  552,770
=========================================================================================================

GOLD--0.06%
Newmont Mining Corp., Notes, 5.88%,
04/01/35                                         (g)                      100,000                  99,111
=========================================================================================================

HOMEBUILDING--0.42%
D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%,
08/15/11                                         (g)                      200,000                 218,500
---------------------------------------------------------------------------------------------------------
Lennar Corp.-Series B, Sr. Unsec. Gtd.
Global Notes, 9.95%, 05/01/10                    (g)                      275,000                 290,001
---------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., Unsec. Gtd. Notes,
7.30%, 10/24/05                                  (g)                      150,000                 152,674
---------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
Notes, 9.75%, 09/01/10                           (g)                       75,000                  80,369
=========================================================================================================
                                                                                                  741,544
=========================================================================================================

INDUSTRIAL CONGLOMERATES--0.24%
Tyco International Group S.A. (Luxembourg),
Unsec. Gtd. Unsub. Yankee Notes, 6.38%,
06/15/05                                         (g)                      375,000                 377,242
---------------------------------------------------------------------------------------------------------
URC Holdings Corp., Sr. Notes, 7.88%,
06/30/06 (Acquired 10/08/03; Cost $56,614)       (c)(d)(g)                 50,000                  52,182
=========================================================================================================
                                                                                                  429,424
=========================================================================================================

INTEGRATED OIL & GAS--0.28%
Amerada Hess Corp., Unsec. Notes, 7.13%,
03/15/33                                         (g)                      150,000                 167,009
---------------------------------------------------------------------------------------------------------
ConocoPhillips, Unsec. Deb., 7.13%,
03/15/28                                         (g)                      100,000                 107,178
---------------------------------------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Yankee Bonds,
8.90%, 08/15/28                                  (g)                      200,000                 223,500
=========================================================================================================
                                                                                                  497,687
=========================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.45%
Deutsche Telekom International Finance B.V.
(Netherlands), Unsec. Gtd. Unsub. Global
Bonds, 8.25%, 06/15/05                           (g)                      350,000                 353,353
---------------------------------------------------------------------------------------------------------

                                      F-7
BBA-QTR-1

                                                                       PRINCIPAL                 MARKET
                                                                        AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
France Telecom S.A. (France), Sr. Unsec.
Global Notes, 8.50%, 03/01/31                    (g)              $        60,000             $    79,651
---------------------------------------------------------------------------------------------------------
SBC Communications Inc., Notes, 4.21%,
06/05/05 (Acquired 12/10/04; Cost $100,602)      (c)(d)(g)                100,000                 100,175
---------------------------------------------------------------------------------------------------------
SBC Communications Capital Corp.-Series D,
Medium Term Notes, 7.11%, 05/31/05               (g)                       77,000                  77,480
---------------------------------------------------------------------------------------------------------
Southwestern Bell Telephone Co.-Series B,
Medium Term Notes, 6.25%, 07/07/05               (g)                      100,000                 100,711
---------------------------------------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd.
Global Notes, 7.13%, 01/30/06                    (g)                      575,000                 589,185
---------------------------------------------------------------------------------------------------------
Sprint Corp., Deb., 9.25%, 04/15/22              (g)                       45,000                  58,775
---------------------------------------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
06/01/07                                         (g)                      250,000                 265,825
---------------------------------------------------------------------------------------------------------
Verizon California Inc.-Series F, Unsec.
Deb.,  6.75%, 05/15/27                           (g)                      100,000                 105,813
---------------------------------------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
6.36%, 04/15/06                                  (g)                      360,000                 368,482
---------------------------------------------------------------------------------------------------------
8.75%, 11/01/21                                  (g)                       85,000                 109,910
---------------------------------------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Gtd.
Deb., 6.94%, 04/15/28                            (g)                      125,000                 137,224
---------------------------------------------------------------------------------------------------------
Verizon Florida Inc.-Series F, Sr. Unsec.
Deb., 6.13%, 01/15/13                            (g)                      130,000                 136,143
---------------------------------------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec.
Global Deb., 4.63%, 03/15/13                     (g)                      100,000                  95,534
=========================================================================================================
                                                                                                2,578,261
=========================================================================================================

INVESTMENT BANKING & BROKERAGE--0.07%
Lehman Brothers Inc., Sr. Sub. Deb.,
11.63%, 05/15/05                                 (g)                       75,000                  75,635
---------------------------------------------------------------------------------------------------------
Lehman Brothers Inc., Sr. Unsec. Sub.
Notes, 7.63%, 06/01/06                           (g)                       50,000                  52,080
=========================================================================================================
                                                                                                  127,715
=========================================================================================================

LIFE & HEALTH INSURANCE--0.20%
Prudential Holdings, LLC-Series B, Bonds,
7.25%, 12/18/23 (Acquired
01/22/04-01/29/04; Cost $324,231)                (c)(g)(l)                275,000                 321,329
---------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
8.00%, 10/30/06                                  (g)                       25,000                  26,513
=========================================================================================================
                                                                                                  347,842
=========================================================================================================

MOVIES & ENTERTAINMENT--0.51%
Time Warner Entertainment Co. L.P., Sr.
Unsec. Deb., 8.38%, 03/15/23                     (g)                      250,000                 305,773
---------------------------------------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd. Global
Notes, 5.63%, 05/01/05                           (g)                      395,000                 395,794
---------------------------------------------------------------------------------------------------------
Viacom Inc., Sr. Unsec. Gtd. Global Notes,
6.40%, 01/30/06                                  (g)                      190,000                 193,851
=========================================================================================================
                                                                                                  895,418
=========================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--0.20%
Dominion Resources, Inc.-Series B, Sr.
Unsec. Unsub. Global Notes, 7.63%, 07/15/05      (g)                      125,000                 126,509
---------------------------------------------------------------------------------------------------------
Sempra Energy, Sr. Unsec. Unsub. Notes,
6.95%, 12/01/05                                  (g)                      230,000                 234,568
=========================================================================================================
                                                                                                  361,077
=========================================================================================================

                                      F-8
BBA-QTR-1

                                                                       PRINCIPAL                 MARKET
                                                                        AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------
MUNICIPALITIES--0.93%
Chicago (City of), Illinois O'Hare
International Airport; Refunding Taxable
General Airport Third Lien Series 2004 E
RB, 3.88%, 01/01/08                              (g)(l)           $       350,000             $   347,204
---------------------------------------------------------------------------------------------------------
Dallas (City of), Texas; Limited Taxable
Pension Series 2005 A GO,
4.61%, 02/15/14                                  (g)                       75,000                  73,606
---------------------------------------------------------------------------------------------------------
5.20%, 02/15/35                                  (g)                      150,000                 147,188
---------------------------------------------------------------------------------------------------------
Indianapolis (City of), Indiana Local
Public Improvement Bond Bank; Taxable
Series 2005 A RB,
4.87%, 07/15/16                                  (g)                       75,000                  73,403
---------------------------------------------------------------------------------------------------------
5.22%, 07/15/20                                  (g)                      100,000                  98,750
---------------------------------------------------------------------------------------------------------
5.28%, 01/15/22                                  (g)                       50,000                  49,339
---------------------------------------------------------------------------------------------------------
Industry (City of), California Urban
Development Agency (Project 3); Taxable
Allocation Series 2003 RB, 6.10%, 05/01/24       (g)(l)                   150,000                 154,358
---------------------------------------------------------------------------------------------------------
New Hampshire (State of); Unlimited Taxable
Series 2005 B GO, 4.65%, 05/15/15                (g)                      175,000                 172,083
---------------------------------------------------------------------------------------------------------
Phoenix (City of), Arizona Civic
Improvement Corp.; Taxable Rental Car
Facility Series 2004 RB,
3.69%, 07/01/07                                  (g)(l)                    80,000                  79,049
---------------------------------------------------------------------------------------------------------
4.21%, 07/01/08                                  (g)(l)                   100,000                  99,500
---------------------------------------------------------------------------------------------------------
Sacramento (County of), California; Taxable
Pension Funding Series 2004 C-1 RB, 5.45%,
07/10/30                                         (g)(l)(m)                375,000                 356,029
=========================================================================================================
                                                                                                1,650,509
=========================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.43%
Kerr-McGee Corp., Unsec. Gtd. Global Notes,
5.38%, 04/15/05                                  (g)                      110,000                 110,051
---------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, Unsec.
Gtd. Unsub. Global Notes,
7.38%, 12/15/14                                  (g)                      150,000                 160,800
---------------------------------------------------------------------------------------------------------
8.63%, 02/01/22                                  (g)                      425,000                 484,543
=========================================================================================================
                                                                                                  755,394
=========================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.82%
General Electric Capital Corp.-Series A,
Medium Term Global Notes, 2.85%, 01/30/06        (g)                       20,000                  19,867
---------------------------------------------------------------------------------------------------------
Heller Financial, Inc.-Class A, Sr. Unsec.
Global Notes, 8.00%, 06/15/05                    (g)                      100,000                 100,934
---------------------------------------------------------------------------------------------------------
ING Capital Funding Trust III, Gtd. Global
Bonds, 8.44%,                                    (g)(j)                   125,000                 146,928
---------------------------------------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Bonds,
9.87% (Acquired 06/16/04; Cost $141,406)         (c)(g)(j)                125,000                 140,980
---------------------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands), Sr.
Unsec. Global Notes, 8.02%, 05/15/07             (g)                       93,750                  97,793
---------------------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands)-Series
1999-2, Class A1, Global Bonds, 9.69%,
08/15/09                                         (g)                      117,000                 129,110
---------------------------------------------------------------------------------------------------------
Premium Asset Trust-Series 2004-04, Sr.
Notes, 4.13%, 03/12/09 (Acquired 03/04/04;
Cost $249,833)                                   (c)(d)(g)                250,000                 239,030
---------------------------------------------------------------------------------------------------------

                                      F-9
BBA-QTR-1

                                                                       PRINCIPAL                 MARKET
                                                                        AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)
Regional Diversified Funding (Cayman
Islands), Sr. Notes, 9.25%, 03/15/30
(Acquired 09/22/04; Cost $282,629)               (c)(d)(g)        $       238,889             $   281,769
---------------------------------------------------------------------------------------------------------
Toll Road Investors Partnership II,
L.P.-Series A, Bonds, 5.46%, 02/15/45
(Acquired 03/11/05; Cost $210,474)               (c)(d)(l)(n)           1,800,000                 211,219
---------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
Second Tier Euro Bonds, 8.75%                    (g)(j)                    75,000                  81,726
=========================================================================================================
                                                                                                1,449,356
=========================================================================================================

PROPERTY & CASUALTY INSURANCE--0.49%
Executive Risk Capital Trust-Series B, Gtd.
Bonds, 8.68%, 02/01/27                           (g)                      200,000                 220,674
---------------------------------------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
Pfd. Notes, 8.50%, 04/15/12                      (g)                      325,000                 362,564
---------------------------------------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub.
Deb., 5.15%, 08/15/33 (Acquired
03/23/04-03/22/05; Cost $239,495)                (c)(d)(g)                235,000                 236,062
---------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The), Sr.
Unsec. Notes, 7.88%, 04/15/05                    (g)                       50,000                  50,066
=========================================================================================================
                                                                                                  869,366
=========================================================================================================

REAL ESTATE--0.09%
Health Care Property Investors, Inc., Sr.
Unsec. Notes, 6.88%, 06/08/05                    (g)                      150,000                 151,170
=========================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.04%
Southern Investments UK PLC (United
Kingdom), Sr. Unsec. Unsub. Yankee Notes,
6.80%, 12/01/06                                  (g)                       75,000                  77,552
=========================================================================================================

REGIONAL BANKS--0.77%
Cullen/Frost Capital Trust I, Unsec. Sub.
Floating Rate Notes, 4.46%, 03/01/34             (b)(g)                   325,000                 337,204
---------------------------------------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes,
5.25%, 03/31/08                                  (g)                      350,000                 346,591
---------------------------------------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate
Trust Pfd. Notes, 3.48%, 06/01/28                (b)(g)                   175,000                 168,044
---------------------------------------------------------------------------------------------------------
Popular North America, Inc., Gtd. Notes,
4.70%, 06/30/09                                  (g)                      175,000                 174,379
---------------------------------------------------------------------------------------------------------
Santander Financial Issuances (Cayman
Islands), Sec. Sub. Floating Rate Euro
Notes, 3.25%                                     (g)(j)(k)                250,000                 247,501
---------------------------------------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%,
06/15/14                                         (g)                      100,000                  99,400
=========================================================================================================
                                                                                                1,373,119
=========================================================================================================

RESTAURANTS--0.03%
McDonald's Corp., Unsec. Deb., 7.05%,
11/15/25                                         (g)                       55,000                  57,757
=========================================================================================================

SOVEREIGN DEBT--0.56%
Japan Bank for International Cooperation
(Japan), Unsec. Gtd. Euro Bonds, 6.50%,
10/06/05                                         (g)                      100,000                 101,483
---------------------------------------------------------------------------------------------------------

                                      F-10
BBA-QTR-1

                                                                       PRINCIPAL                 MARKET
                                                                        AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------
SOVEREIGN DEBT--(CONTINUED)
Russian Federation (Russia), Unsec. Unsub.
Bonds,
7.50%, 03/31/30 (Acquired 05/18/04;
Cost $103,572)                                   (c)(g)(o)        $       115,000             $   118,404
---------------------------------------------------------------------------------------------------------
8.75%, 07/24/05 (Acquired
09/10/04-01/21/05; Cost $258,808)                (c)(g)                   250,000                 253,750
---------------------------------------------------------------------------------------------------------
Russian Federation (Russia), Unsec. Unsub.
Euro Bonds-REGS,
8.75%, 07/24/05 (Acquired
05/14/04; Cost $184,888)                         (c)(g)                   175,000                 177,905
---------------------------------------------------------------------------------------------------------
10.00%, 06/26/07 (Acquired
05/14/04-05/18/04; Cost $157,706)                (c)(g)                   140,000                 154,322
---------------------------------------------------------------------------------------------------------
United Mexican States (Mexico)-Series A,
Medium Term Global Notes,
6.63%, 03/03/15                                  (g)                       60,000                  62,520
---------------------------------------------------------------------------------------------------------
7.50%, 04/08/33                                  (g)                      120,000                 127,638
=========================================================================================================
                                                                                                  996,022
=========================================================================================================

THRIFTS & MORTGAGE FINANCE--0.11%
Greenpoint Capital Trust I, Gtd. Sub. Trust
Pfd. Notes, 9.10%, 06/01/27                      (g)                       75,000                  84,861
---------------------------------------------------------------------------------------------------------
Washington Mutual Finance Corp., Sr. Unsec.
Notes, 8.25%, 06/15/05                           (g)                      100,000                 100,976
=========================================================================================================
                                                                                                  185,837
=========================================================================================================

TOBACCO--0.27%
Altria Group, Inc., Unsec. Global Notes,
7.00%, 07/15/05                                  (g)                      450,000                 454,293
---------------------------------------------------------------------------------------------------------
Altria Group, Inc., Unsec. Notes, 6.38%,
02/01/06                                         (g)                       20,000                  20,348
=========================================================================================================
                                                                                                  474,641
=========================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.14%
Western Power Distribution Holdings Ltd.
(United Kingdom), Unsec. Unsub. Notes,
7.38%, 12/15/28 (Acquired
01/25/05-03/03/05; Cost $254,547)                (c)(g)                   225,000                 250,337
=========================================================================================================

TRUCKING--0.09%
Roadway Corp., Sr. Unsec. Gtd. Global
Notes, 8.25%, 12/01/08                           (g)                      150,000                 164,273
=========================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.37%
AT&T Wireless Services Inc., Sr. Unsec.
Unsub. Global Notes, 6.88%, 04/18/05             (g)                      200,000                 200,258
---------------------------------------------------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
Global Notes, 10.63%, 07/15/10                   (g)                      420,000                 450,710
=========================================================================================================
                                                                                                  650,968
=========================================================================================================

Total Bonds & Notes (Cost $28,078,592)                                                         27,893,750
=========================================================================================================

U.S. MORTGAGE-BACKED SECURITIES--9.25%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--2.68%
Pass Through Ctfs.,
 6.50%, 01/01/16 to 08/01/29                     (g)                       84,271                  87,871
---------------------------------------------------------------------------------------------------------
 6.00%, 03/01/17 to 11/01/33                     (g)                    1,552,064               1,593,532
---------------------------------------------------------------------------------------------------------

                                      F-11
BBA-QTR-1

                                                                       PRINCIPAL                 MARKET
                                                                        AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--(CONTINUED)
Pass Through Ctfs.,
 5.50%, 12/01/17 to 12/01/33                     (g)              $     1,094,922             $ 1,102,398
---------------------------------------------------------------------------------------------------------
 4.50%, 10/01/18                                 (g)                      350,457                 343,901
---------------------------------------------------------------------------------------------------------
 7.00%, 07/01/29 to 06/01/32                     (g)                      271,960                 286,637
---------------------------------------------------------------------------------------------------------
 7.50%, 11/01/30 to 12/01/30                     (g)                       18,065                  19,354
---------------------------------------------------------------------------------------------------------
 5.00%, 10/01/33                                 (g)                      411,307                 403,709
---------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 5.00%, 04/01/20                                 (p)                      924,000                 925,370
=========================================================================================================
                                                                                                4,762,772
=========================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--5.66%
Pass Through Ctfs.,
 7.50%, 11/01/15 to 05/01/32                     (g)                       82,300                  88,005
---------------------------------------------------------------------------------------------------------
 7.00%, 02/01/16 to 03/01/32                     (g)                      147,751                 155,873
---------------------------------------------------------------------------------------------------------
 6.50%, 10/01/16 to 09/01/34                     (g)                    1,899,952               1,975,629
---------------------------------------------------------------------------------------------------------
 6.00%, 05/01/17 to 07/01/17                     (g)                      576,651                 596,045
---------------------------------------------------------------------------------------------------------
 5.00%, 02/01/18                                 (g)                       17,896                  17,911
---------------------------------------------------------------------------------------------------------
 8.00%, 10/01/30                                 (g)                       16,176                  17,421
---------------------------------------------------------------------------------------------------------
 5.50%, 06/01/33 to 11/01/33                     (g)                      287,296                 288,337
---------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 5.50%, 04/01/18 to 04/01/35                     (p)                    3,244,234               3,272,701
---------------------------------------------------------------------------------------------------------
 5.00%, 04/01/20 to 04/01/35                     (p)                    2,460,520               2,426,307
---------------------------------------------------------------------------------------------------------
 6.00%, 04/01/32                                 (p)                    1,171,300               1,197,915
=========================================================================================================
                                                                                               10,036,144
=========================================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--0.91%
Pass Through Ctfs.,
 7.50%, 06/15/23 to 10/15/31                     (g)                       58,724                  63,266
---------------------------------------------------------------------------------------------------------
 8.50%, 02/15/25                                 (g)                       35,285                  38,939
---------------------------------------------------------------------------------------------------------
 8.00%, 08/15/25                                 (g)                       16,820                  18,153
---------------------------------------------------------------------------------------------------------
 7.00%, 02/15/31 to 05/15/32                     (g)                      153,414                 162,256
---------------------------------------------------------------------------------------------------------
 6.50%, 05/15/31 to 12/15/33                     (g)                      358,161                 374,590
---------------------------------------------------------------------------------------------------------
 6.00%, 12/15/31 to 02/15/33                     (g)                      539,496                 555,187
---------------------------------------------------------------------------------------------------------
 5.50%, 09/15/33 to 02/15/34                     (g)                      401,647                 405,825
=========================================================================================================
                                                                                                1,618,216
=========================================================================================================

Total U.S. Mortgage-Backed Securities (Cost $16,482,678)                                       16,417,132
=========================================================================================================

U.S. GOVERNMENT AGENCY SECURITIES--6.52%

FEDERAL HOME LOAN BANK (FHLB)--6.10%
Unsec. Disc. Notes,
2.55%, 04/01/05                                  (q)                   10,822,000              10,822,000
---------------------------------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--0.42%
Unsec. Floating Rate Global Notes,
4.40%, 02/17/09                                  (g)(r)                   460,000                 460,138
---------------------------------------------------------------------------------------------------------
Unsec. Global Notes,
3.38%, 12/15/08                                  (g)                      300,000                 290,151
=========================================================================================================
                                                                                                  750,289
=========================================================================================================

Total U.S. Government Agency Securities (Cost $11,572,685)                                     11,572,289
=========================================================================================================

                                      F-12
BBA-QTR-1

                                                                       PRINCIPAL                 MARKET
                                                                        AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES--3.48%

U.S. TREASURY NOTES--2.62%
2.50%, 09/30/06                                  (g)              $     1,300,000             $ 1,278,056
---------------------------------------------------------------------------------------------------------
6.50%, 10/15/06                                  (g)                    1,700,000               1,771,723
---------------------------------------------------------------------------------------------------------
3.50%, 11/15/06                                  (g)                      400,000                 398,812
---------------------------------------------------------------------------------------------------------
3.13%, 10/15/08                                  (g)                      410,000                 397,827
---------------------------------------------------------------------------------------------------------
4.75%, 11/15/08                                  (g)                      785,000                 804,256
=========================================================================================================
                                                                                                4,650,674
=========================================================================================================

U.S. TREASURY BONDS--0.75%
7.25%, 05/15/16 to 08/15/22                      (g)                      910,000               1,133,225
---------------------------------------------------------------------------------------------------------
7.50%, 11/15/16                                  (g)                      160,000                 200,626
=========================================================================================================
                                                                                                1,333,851
=========================================================================================================

U.S. TREASURY STRIPS--0.11%
3.03%, 02/15/07                                  (g)(q)                   200,000                 186,968
=========================================================================================================

Total U.S. Treasury Securities (Cost
$6,236,250)                                                                                     6,171,493
=========================================================================================================

ASSET-BACKED SECURITIES--1.58%

AEROSPACE & DEFENSE--0.15%
Systems 2001 Asset Trust LLC-Class G
(Cayman Islands), Pass Through Ctfs.,
6.66%, 09/15/13 (Acquired 02/09/05; Cost
$270,696)                                        (c)(d)(g)(l)             243,903                 262,908
=========================================================================================================

MULTI-SECTOR HOLDINGS--0.06%
Longport Funding Ltd. (Cayman Islands)
-Series 2005-2A, Class A1J, Floating Rate
Bonds, 3.62%, 02/03/40 (Acquired 03/31/05;
Cost $100,000)                                   (b)(c)(d)                100,000                 100,000
=========================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.09%
Citicorp Lease-Series 1999-1, Class A1,
Pass Through Ctfs., 7.22%, 06/15/05
(Acquired 05/08/02-02/25/04; Cost $480,954)      (c)(g)                   450,014                 453,841
---------------------------------------------------------------------------------------------------------
Citicorp Lease-Series 1999-1, Class A2,
Pass Through Ctfs., 8.04%, 12/15/19
(Acquired 08/20/02; Cost $166,614)               (c)(g)                   150,000                 178,588
---------------------------------------------------------------------------------------------------------
Patrons' Legacy-Series 2003-III, Ctfs.,
5.65%, 01/17/17 (Acquired 11/04/04; Cost
$512,705)                                        (c)(d)                   500,000                 502,050
---------------------------------------------------------------------------------------------------------
Patrons' Legacy-Series 2004-I, Ctfs.,
6.67%, 02/04/17 (Acquired 04/30/04; Cost
$500,000)                                        (c)(d)                   500,000                 502,950
---------------------------------------------------------------------------------------------------------
PLC Trust 2003-1, Sec. Notes, 2.71%,
03/31/06 (Acquired 03/23/04; Cost $113,180)      (c)(d)(g)                 89,017                  88,715
---------------------------------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating
Rate Pass Through Ctfs., 3.77% (Acquired
12/07/04; Cost $200,000)                         (c)(d)(g)(j)(r)          200,000                 201,162
=========================================================================================================
                                                                                                1,927,306
=========================================================================================================

PROPERTY & CASUALTY INSURANCE--0.12%
North Front Pass-Through Trust, Notes,
5.81%, 12/15/24 (Acquired 12/08/04; Cost
$225,748)                                        (c)(d)(g)                225,000                 222,889
=========================================================================================================

REINSURANCE--0.05%
Stingray Pass-Through Trust, Pass Through
Ctfs., 5.90%, 01/12/15 (Acquired 01/07/05;
Cost $100,000)                                   (c)(d)(g)                100,000                  99,782
=========================================================================================================

                                      F-13
BBA-QTR-1

                                                                       PRINCIPAL                 MARKET
                                                                        AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.11%
Sovereign Bank-Class A-1, Pass Through
Ctfs., 10.20%, 06/30/05 (Acquired 09/22/04;
Cost $205,549)                                   (c)(d)(g)        $       195,064            $    197,740
=========================================================================================================

Total Asset-Backed Securities (Cost                                                             2,810,625
$2,815,678)
=========================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $157,952,962)                                              $177,453,843
_________________________________________________________________________________________________________
=========================================================================================================

Investment Abbreviations:

ADR               American Depositary Receipt
Ctfs.             Certificates
Deb.              Debentures
Disc.             Discounted
GO                General Obligation Bonds
Gtd.              Guaranteed
Pfd.              Preferred
RB                Revenue Bonds
RegCaPS           Regulatory Capital Preferred Security
REGS              Regulation S
Sec.              Secured
Sr.               Senior
STRIPS            Separately Traded Registered Interest and Principal Security
Sub.              Subordinated
TBA               To Be Announced
Unsec.            Unsecured
Unsub.            Unsubordinated

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on March 31, 2005.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at March 31, 2005 was $8,264,508, which represented 4.66% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security considered to be illiquid; the portfolio is limited to investing 15% of net assets in illiquid securities. The aggregate market value of these securities considered illiquid at March 31, 2005 was $5,716,577, which represented 3.22% of the Fund's Total Investments.

(e) Dividend rate is redetermined annually. Rate shown is the rate in effect on March 31, 2005.

(f) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at March 31, 2005 was $5,738,151, which represented 3.23% of the Fund's Total Investments. See Note 1A.

                                      F-14
BBA-QTR-1

(g) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at March 31, 2005 was $45,148,490, which represented 25.44% of the Fund's Total Investments. See Note 1A.

(h) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on March 31, 2005.

(i) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 2.

(j) Perpetual bond with no specified maturity date.

(k) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on March 31, 2005.

(l) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(m) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date. The Bond will be remarketed or converted to a fixed coupon rate at a specified future date.

(n) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(o) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(p) Security purchased on forward commitment basis. This security is subject to dollar transactions. See Note 1C.

(q) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(r) Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2005.

See accompanying notes which are an integral part of this schedule.

                                      F-15
BBA-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

                                      F-16
BBA-QTR-1
    include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations

                                      F-17
BBA-QTR-1
    resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2 - FUTURES CONTRACTS

On March 31, 2005, $400,000 principal amount of investment grade corporate securities were pledged as collateral to cover margin requirements for open futures contracts.

                            OPEN FUTURES CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------
                                                                                UNREALIZED
                                  NO. OF        MONTH/           MARKET        APPRECIATION
CONTRACT                        CONTRACTS     COMMITMENT         VALUE        (DEPRECIATION)
---------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes          35         Jun-05/Long     $   7,241,172      $  (14,909)
---------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes         103         Jun-05/Long        11,030,656         (67,984)
---------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds          6         Jun-05/Long           668,250           1,470
=============================================================================================
                                                               $  18,940,078      $  (81,423)
_____________________________________________________________________________________________
=============================================================================================

                                      F-18
BBA-QTR-1

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $39,911,160 and $42,473,473, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities              $    23,334,938
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (3,944,156)
========================================================================================
Net unrealized appreciation of investment securities                    $    19,390,782
________________________________________________________________________________________
========================================================================================

Cost of investments for tax purposes is $158,063,061.


                                      F-19
BBA-QTR-1

                         AIM EUROPEAN SMALL COMPANY FUND
            Quarterly Schedule of Portfolio Holdings o March 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com              ESC-QTR-1 3/05              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                    MARKET
                                                                    SHARES          VALUE
-------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
INTERESTS--91.00%
AUSTRIA--1.51%
Andritz A.G. (Industrial
Machinery)                                      (a)(b)              77,360     $  6,912,222
===========================================================================================
BELGIUM--3.02%
EVS Broadcast Equipment S.A
(Communications Equipment)                      (a)(b)              71,700        9,185,590
-------------------------------------------------------------------------------------------
Van De Velde N.V. (Apparel,
Accessories & Luxury Goods)                     (a)                 26,000        4,653,349
===========================================================================================
                                                                                 13,838,939
===========================================================================================

FINLAND--0.73%
Marimekko Oyj (Apparel,
Accessories & Luxury Goods)                     (a)                 77,600        1,719,455
-------------------------------------------------------------------------------------------
Nokian Renkaat Oyj (Tires
& Rubber)                                       (a)                 10,100        1,626,503
===========================================================================================
                                                                                  3,345,958
===========================================================================================

FRANCE--14.01%
Alten (IT Consulting & Other
Services)                                       (a)(c)             121,000        2,980,431
-------------------------------------------------------------------------------------------
April Group (Insurance Brokers)                 (a)                149,400        4,366,022
-------------------------------------------------------------------------------------------
Beneteau (Leisure Products)                     (a)                 31,630        2,676,147
-------------------------------------------------------------------------------------------
Camaieu (Apparel Retail)                                            22,227        2,569,413
-------------------------------------------------------------------------------------------
Devoteam S.A. (IT Consulting &
Other Services)                                 (c)                130,100        2,883,113
-------------------------------------------------------------------------------------------
Eiffage S.A. (Construction &
Engineering) (Acquired 03/03/04-
02/08/05; Cost $3,103,445)                      (a)(d)              32,580        3,759,440
-------------------------------------------------------------------------------------------
Elior (Restaurants)                             (a)                315,100        4,004,093
-------------------------------------------------------------------------------------------
Eramet SLN (Diversified Metals
& Mining)                                                           18,900        1,910,490
-------------------------------------------------------------------------------------------
Euler Hermes S.A. (Property &
Casualty Insurance)                             (a)                 50,350        4,158,948
-------------------------------------------------------------------------------------------
Groupe Norbert Dentressangle S.A
(Air Freight & Logistics)                       (a)                 72,799        4,251,920
-------------------------------------------------------------------------------------------
Imerys S.A. (Construction
Materials)                                      (a)                 12,660          956,117
-------------------------------------------------------------------------------------------
Lisi (Industrial Machinery)                     (a)                 45,000        3,260,609
-------------------------------------------------------------------------------------------
Neopost S.A. (Office Electronics)               (a)                 35,500        3,073,054
-------------------------------------------------------------------------------------------
Pinguely-Haulotte (Construction,
Farm Machinery & Heavy Trucks)                  (a)                330,000        3,489,685
-------------------------------------------------------------------------------------------
Societe Industrielle d'Aviation
Latecoere, S.A. (Aerospace & Defense)                               60,000        2,845,129
-------------------------------------------------------------------------------------------
Spir Communication (Publishing)                                     15,939        3,129,406
-------------------------------------------------------------------------------------------
TRIGANO (Leisure Products)                      (a)                 42,856        3,808,043
-------------------------------------------------------------------------------------------
U10 (Home Furnishings)                          (a)                 48,100        3,910,294
-------------------------------------------------------------------------------------------
Vet'Affaires (Apparel Retail)                   (a)                 17,567        2,160,700
-------------------------------------------------------------------------------------------
Zodiac S.A. (Aerospace & Defense)               (a)                 86,500        4,017,132
===========================================================================================
                                                                                 64,210,186
===========================================================================================




                                      F-1
ESC-QTR-1

                                                                                    MARKET
                                                                    SHARES          VALUE
-------------------------------------------------------------------------------------------
GERMANY--7.89%

Bijou Brigitte Modische Accessoires
A.G. (Apparel, Accessories & Luxury
Goods)                                          (a)                 34,870     $  5,763,049
-------------------------------------------------------------------------------------------
CENTROTEC Sustainable A.G. (Commodity
Chemicals)                                      (a)(c)             190,900        5,903,486
-------------------------------------------------------------------------------------------
CTS Eventim A.G. (Movies & Entertainment)       (a)(c)             106,900        3,753,413
-------------------------------------------------------------------------------------------
DIS Deutscher Industrie Service A.G
(Employment Services)                           (a)(c)              50,610        2,149,120
-------------------------------------------------------------------------------------------
Gfk A.G. (Diversified Commercial Services)                          20,324          805,970
-------------------------------------------------------------------------------------------
Grenkeleasing A.G. (Specialized Finance)                            58,710        2,662,983
-------------------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)
(Acquired 07/26/01-08/02/01; Cost $115,336)     (a)(c)(d)            6,670        1,669,080
-------------------------------------------------------------------------------------------
Rheinmetall A.G.-Pfd. (Industrial
Conglomerates)                                  (a)                 73,860        3,920,236
-------------------------------------------------------------------------------------------
Techem A.G. (Diversified Commercial
Services)                                       (a)(c)             140,570        6,132,090
-------------------------------------------------------------------------------------------
Telegate A.G. (Diversified Commercial
Services)                                       (a)(c)             190,386        3,393,608
===========================================================================================
                                                                                 36,153,035
===========================================================================================

GREECE--5.59%
Athens Stock Exchange S.A. (Specialized
Finance)                                        (a)(c)             144,462        1,585,789
-------------------------------------------------------------------------------------------
Fourlis S.A. (Household Appliances)             (a)(c)             665,500        5,432,854
-------------------------------------------------------------------------------------------
Germanos S.A. (Computer & Electronics
Retail)                                         (a)                 90,500        2,782,809
-------------------------------------------------------------------------------------------
Intralot S.A. Integrated Lottery (Casinos
& Gaming)                                       (a)                185,423        5,680,736
-------------------------------------------------------------------------------------------
Jumbo S.A. (Leisure Products)                   (a)                571,000        5,459,357
-------------------------------------------------------------------------------------------
Titan Cement Co. S.A. (Construction
Materials)                                      (a)                140,971        4,672,936
===========================================================================================
                                                                                 25,614,481
===========================================================================================

HUNGARY--1.42%
EGIS Rt. (Pharmaceuticals)                      (a)                 73,100        6,512,645
===========================================================================================

IRELAND--2.25%
Anglo Irish Bank Corp. PLC (Diversified
Banks)                                          (a)                 79,729        1,992,999
-------------------------------------------------------------------------------------------
DCC PLC (Industrial Conglomerates)                                 164,400        3,822,192
-------------------------------------------------------------------------------------------
Grafton Group PLC (Trading Companies
& Distributors)                                 (a)(e)              89,569        1,057,588
-------------------------------------------------------------------------------------------
Paddy Power PLC (Casinos & Gaming)              (a)                140,000        2,393,913
-------------------------------------------------------------------------------------------
Trintech Group PLC-ADR (Internet
Software & Services)                            (c)                192,200        1,064,788
===========================================================================================
                                                                                 10,331,480
===========================================================================================

ITALY--3.54%
Cementir S.p.A. (Construction Materials)                           793,200        4,646,323
-------------------------------------------------------------------------------------------
Davide Campari-Milano S.p.A. (Distillers
& Vintners)                                     (a)                 64,100        4,461,476
-------------------------------------------------------------------------------------------
Lottomatica S.p.A. (Casinos & Gaming)           (a)                 66,400        2,402,768
-------------------------------------------------------------------------------------------
Marzotto S.p.A. (Apparel, Accessories &
Luxury Goods)                                   (a)                226,800        4,743,433
===========================================================================================
                                                                                 16,254,000
===========================================================================================

LUXEMBOURG--1.11%
SBS Broadcasting S.A. (Broadcasting &
Cable TV)                                       (c)                114,150        5,097,939
===========================================================================================



                                      F-2
ESC-QTR-1

                                                                                    MARKET
                                                                    SHARES          VALUE
-------------------------------------------------------------------------------------------
NETHERLANDS--10.86%
Aalberts Industries N.V. (Industrial
Conglomerates)                                  (a)(b)             129,834     $  6,701,605
-------------------------------------------------------------------------------------------
Accell Group N.V. (Leisure Products)            (a)                194,975        4,648,642
-------------------------------------------------------------------------------------------
Beter Bed Holding N.V. (Specialty
Stores)                                                            185,750        4,617,062
-------------------------------------------------------------------------------------------
Brunel International N.V. (Employment
Services)                                       (a)(b)             279,700        4,126,371
-------------------------------------------------------------------------------------------
Eriks Group N.V.-Dutch Ctfs. (Trading
Companies & Distributors)                       (a)(b)              58,638        4,101,431
-------------------------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction
& Engineering) (Acquired 09/20/04-03/09/05;
Cost $5,863,421)                                (a)(d)             124,300        7,331,737
-------------------------------------------------------------------------------------------
Koninklijke Ten Cate N.V. (Textiles)            (a)                 66,700        5,690,883
-------------------------------------------------------------------------------------------
Roto Smeets de Boer N.V. (Commercial
Printing)                                       (a)                 32,580        1,811,061
-------------------------------------------------------------------------------------------
Stork N.V. (Industrial Machinery)               (a)                102,755        3,995,955
-------------------------------------------------------------------------------------------
Univar N.V. (Trading Companies &
Distributors)                                   (a)                204,310        6,755,390
===========================================================================================
                                                                                 49,780,137
===========================================================================================

NORWAY--10.48%
Aktiv Kapital A.S.A. (Specialized
Finance)                                        (a)                263,695        4,897,563
-------------------------------------------------------------------------------------------
Awilco Offshore A.S.A. (Oil & Gas
Equipment & Services)                           (c)                980,000        3,324,576
-------------------------------------------------------------------------------------------
Det Norske Oljeselskap A.S.A. (Oil
& Gas Exploration & Production)                 (a)              1,003,100        6,759,817
-------------------------------------------------------------------------------------------
Expert A.S.A. (Computer & Electronics
Retail)                                         (a)                350,540        3,731,859
-------------------------------------------------------------------------------------------
Exploration Resources A.S.A. (Oil &
Gas Equipment & Services) (Acquired
03/01/05-03/09/05; Cost $1,366,692)             (c)(d)              70,000        1,413,773
-------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (Oil
& Gas Equipment & Services)                     (a)(c)              58,600        3,858,224
-------------------------------------------------------------------------------------------
Prosafe A.S.A. (Oil & Gas Equipment
& Services)                                     (a)                172,600        5,418,359
-------------------------------------------------------------------------------------------
Schibsted A.S.A. (Publishing)                   (a)                112,792        2,961,201
-------------------------------------------------------------------------------------------
Smedvig A.S.A.-Class A (Oil & Gas
Drilling)                                       (a)(b)             209,122        3,920,970
-------------------------------------------------------------------------------------------
SuperOffice A.S.A. (Application
Software)                                       (a)                530,609        2,608,367
-------------------------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A
(Oil & Gas Equipment & Services)                (a)(c)             151,971        4,447,019
-------------------------------------------------------------------------------------------
Veidekke A.S.A.  (Construction &
Engineering)                                    (a)                238,800        4,703,875
===========================================================================================
                                                                                 48,045,603
===========================================================================================

SPAIN--0.77%
Corporacion Mapfre S.A. (Multi-Line
Insurance)                                      (a)(b)             145,770        2,246,681
-------------------------------------------------------------------------------------------
Enagas (Gas Utilities) (Acquired 07/20/04-
02/08/05; Cost $1,046,407)                      (a)(d)              83,500        1,272,513
===========================================================================================
                                                                                  3,519,194
===========================================================================================

SWEDEN--3.96%
Elanders A.B.-Class B (Publishing)              (a)                198,500        3,394,454
-------------------------------------------------------------------------------------------
Hexagon A.B.-Class B (Industrial
Machinery)                                      (a)                 81,000        4,236,116
-------------------------------------------------------------------------------------------
Intrum Justitia A.B. (Diversified
Commercial Services)                            (a)(b)(c)          537,200        4,478,306
-------------------------------------------------------------------------------------------
Nobia A.B. (Home Improvement Retail)            (a)                233,000        4,399,217
-------------------------------------------------------------------------------------------
rnb Retail & Brands A.B. (Apparel Retail)       (a)(c)             102,383        1,662,581
===========================================================================================
                                                                                 18,170,674
===========================================================================================




                                      F-3
ESC-QTR-1

                                                                                    MARKET
                                                                    SHARES          VALUE
-------------------------------------------------------------------------------------------
SWITZERLAND--6.02%
Amazys Holding A.G. (Diversified
Commercial Services)                            (a)(c)             123,116     $  8,344,373
-------------------------------------------------------------------------------------------
Leica Geosystems A.G. (Electronic
Equipment Manufacturers)                        (a)(c)              17,794        4,988,841
-------------------------------------------------------------------------------------------
Mobilezone Holding A.G. (Computer
& Electronics Retail)                           (a)(c)             865,000        3,927,325
-------------------------------------------------------------------------------------------
Quadrant A.G. (Specialty Chemicals)             (a)(c)              27,800        2,934,871
-------------------------------------------------------------------------------------------
Rieter Holding A.G. (Auto Parts &
Equipment)                                      (a)                  5,100        1,613,440
-------------------------------------------------------------------------------------------
SAIA-Burgess Electronics A.G. (Electronic
Equipment Manufacturers)                        (a)                  2,980        1,666,907
-------------------------------------------------------------------------------------------
Saurer A.G. (Industrial Machinery)              (a)(c)              62,900        4,127,693
===========================================================================================
                                                                                 27,603,450
===========================================================================================

UNITED KINGDOM--17.84%
Admiral Group PLC (Property &
Casualty Insurance) (Acquired 09/23/04-
03/07/05; Cost $2,714,496)                      (a)(c)(d)          444,800        2,936,664
-------------------------------------------------------------------------------------------
Albemarle & Bond Holdings PLC (Consumer
Finance)                                        (a)                356,400          830,310
-------------------------------------------------------------------------------------------
Balfour Beatty PLC (Construction &
Engineering)                                    (a)                407,630        2,406,304
-------------------------------------------------------------------------------------------
Belhaven Group PLC (The) (Brewers)              (a)                311,710        2,598,115
-------------------------------------------------------------------------------------------
Cattles PLC (Consumer Finance)                  (a)                 70,626          451,236
-------------------------------------------------------------------------------------------
Cranswick PLC (Packaged Foods & Meats)          (a)                337,000        3,578,796
-------------------------------------------------------------------------------------------
Dawson Holdings PLC (Distributors)              (a)                440,930        1,522,995
-------------------------------------------------------------------------------------------
Domino Printing Sciences PLC (Industrial
Machinery)                                                         460,810        2,264,121
-------------------------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)               (a)                 70,820        1,031,937
-------------------------------------------------------------------------------------------
Findel PLC (Catalog Retail)                     (a)                208,100        1,907,518
-------------------------------------------------------------------------------------------
Homeserve PLC (Diversified Commercial
Services)                                                          360,500        6,080,200
-------------------------------------------------------------------------------------------
Ideal Shopping Direct PLC (Catalog Retail)                         538,600        2,417,321
-------------------------------------------------------------------------------------------
Inchcape PLC (Distributors)                     (a)                 41,170        1,540,326
-------------------------------------------------------------------------------------------
Intertek Group PLC (Diversified Commercial
Services)                                       (a)                247,200        3,611,333
-------------------------------------------------------------------------------------------
Kensington Group PLC (Thrifts & Mortgage
Finance)                                        (a)                298,090        3,337,538
-------------------------------------------------------------------------------------------
Kier Group PLC (Construction & Engineering)     (a)                190,981        3,103,277
-------------------------------------------------------------------------------------------
Mayborn Group PLC (Household Products)          (a)                254,600        1,782,193
-------------------------------------------------------------------------------------------
McBride PLC (Household Products)                (a)                764,330        2,186,204
-------------------------------------------------------------------------------------------
Morgan Sindall PLC (Construction &
Engineering)                                    (a)                228,000        2,929,992
-------------------------------------------------------------------------------------------
nCipher PLC (Internet Software & Services)      (a)(c)             228,900        1,102,471
-------------------------------------------------------------------------------------------
NDS Group PLC-ADR (Application Software)        (c)                 66,900        2,323,437
-------------------------------------------------------------------------------------------
NETeller PLC (Specialized Finance)              (c)                443,400        5,144,799
-------------------------------------------------------------------------------------------
Punch Taverns PLC (Restaurants)                 (a)                118,600        1,542,260
-------------------------------------------------------------------------------------------
Savills PLC (Other Diversified Financial
Services)                                                          230,322        2,685,499
-------------------------------------------------------------------------------------------
SCi Entertainment Group PLC (Home
Entertainment Software)                         (c)                437,242        3,048,966
-------------------------------------------------------------------------------------------
ScS Upholstery PLC (Specialty Stores)                              212,408        1,549,396
-------------------------------------------------------------------------------------------
Sportingbet PLC (Casinos & Gaming)              (a)(c)           1,689,130        8,655,266
-------------------------------------------------------------------------------------------
T&F Informa PLC (Publishing)                    (a)                409,228        3,257,455
-------------------------------------------------------------------------------------------
Ultra Electronics Holdings PLC (Aerospace
& Defense)                                      (a)                315,650        4,312,134
-------------------------------------------------------------------------------------------
WS Atkins PLC (Diversified Commercial
Services)                                       (a)                136,995        1,659,109
===========================================================================================
                                                                                 81,797,172
===========================================================================================
Total Foreign Stocks & Other Equity Interests (Cost $345,802,328)               417,187,115
===========================================================================================





                                      F-4
ESC-QTR-1

                                                                                    MARKET
                                                                    SHARES          VALUE
-------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--6.21%
Liquid Assets Portfolio-Institutional Class     (f)             14,223,462     $ 14,223,462
-------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class        (f)             14,223,462       14,223,462
===========================================================================================
Total Money Market Funds (Cost $28,446,924)                                      28,446,924
===========================================================================================
TOTAL INVESTMENTS--97.21% (excluding
investments purchased with cash collateral
from securities loaned) (Cost $374,249,252)                                     445,634,039
===========================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED
MONEY MARKET FUNDS--2.79%
STIC Prime Portfolio-Institutional Class        (f)(g)          12,806,564       12,806,564
===========================================================================================
Total Money Market Funds (purchased with
cash collateral from securities loaned)
(Cost $12,806,564)                                                               12,806,564
===========================================================================================

TOTAL INVESTMENTS--100.00% (Cost $387,055,816)                                 $458,440,603
___________________________________________________________________________________________
===========================================================================================

Investment Abbreviations:

ADR     American Depositary Receipt
Ctfs.   Certificates
Pfd.    Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at March 31, 2005 was $350,880,219, which represented 76.54% of the Fund's Total Investments. See
    Note 1A.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at March 31, 2005.

(c) Non-income producing security.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at March 31, 2005 was $18,383,207, which represented 4.01% of the Fund's Total Investments. These securities are not considered to be illiquid.

(e) Each unit represents one ordinary share, one C share and eight A shares.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

                                      F-5
ESC-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.



                                      F-6
ESC-QTR-1

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.




                                      F-7
ESC-QTR-1

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               MARKET                    PROCEEDS         UNREALIZED         MARKET
                               VALUE      PURCHASES        FROM          APPRECIATION        VALUE       DIVIDEND      REALIZED
FUND                         12/31/04      AT COST         SALES        (DEPRECIATION)      03/31/05      INCOME      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class        $11,751,393   $49,124,945   $(46,652,876)      $        --     $14,223,462    $ 94,919      $     --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class         11,751,393    49,124,945    (46,652,876)               --      14,223,462      97,245            --
=================================================================================================================================

   SUBTOTAL                $23,502,786   $98,249,890   $(93,305,752)      $        --     $28,446,924    $192,164      $     --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               MARKET                    PROCEEDS         UNREALIZED         MARKET
                               VALUE      PURCHASES        FROM          APPRECIATION        VALUE       DIVIDEND      REALIZED
FUND                         12/31/04      AT COST         SALES        (DEPRECIATION)      03/31/05      INCOME*     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-      $ 6,708,522   $ 20,605,435  $ (14,507,393)     $        --     $12,806,564    $ 15,352     $       --
Institutional Class
=================================================================================================================================
   TOTAL                   $30,211,308   $118,855,325  $(107,813,145)     $        --     $41,253,488    $207,516     $       --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At March 31, 2005, securities with an aggregate value of $12,189,967 were on loan to brokers. The loans were secured by cash collateral of $12,806,564 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended March 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $15,352 for securities lending transactions.



                                      F-8
ESC-QTR-1

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $220,652,796 and $23,538,177, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $    72,755,538
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (1,605,029)
================================================================================
Net unrealized appreciation of investment securities            $    71,150,509
________________________________________________________________________________
================================================================================

Cost of investments for tax purposes is $387,290,094.




                                      F-9
ESC-QTR-1

                              AIM GLOBAL VALUE FUND
            Quarterly Schedule of Portfolio Holdings o March 31, 2005


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com              GLV-QTR-1 3/05              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                                  MARKET
                                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
INTERESTS--50.10%
AUSTRALIA--2.46%
BHP Billiton Ltd. (Diversified Metals & Mining)                                (a)               55,000          $ 766,830
--------------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd.-ADR (Diversified Metals & Mining)                                              11,900            332,962
--------------------------------------------------------------------------------------------------------------------------
Flight Centre Ltd. (Hotels, Resorts & Cruise Lines)                            (a)               48,705            602,136
--------------------------------------------------------------------------------------------------------------------------
Macarthur Coal Ltd. (Diversified Metals & Mining)                              (a)              132,500            685,417
==========================================================================================================================
                                                                                                                 2,387,345
==========================================================================================================================

CANADA--19.43%
ACE Aviation Holdings Inc.-Class A (Airlines)                                  (b)               14,100            441,882
--------------------------------------------------------------------------------------------------------------------------
AGF Management Ltd.-Class B (Other Diversified Financial Services)                               75,000          1,113,201
--------------------------------------------------------------------------------------------------------------------------
Barrick Gold Corp. (Gold)                                                                        41,000            982,360
--------------------------------------------------------------------------------------------------------------------------
BMTC Group, Inc.-Class A (Specialty Stores)                                                     131,900          1,531,299
--------------------------------------------------------------------------------------------------------------------------
Cameco Corp. (Diversified Metals & Mining)                                                       39,900          1,767,431
--------------------------------------------------------------------------------------------------------------------------
E-L Financial Corp. Ltd. (Multi-Line Insurance)                                                   2,512            781,008
--------------------------------------------------------------------------------------------------------------------------
Energy Savings Income Fund-Units (Gas Utilities)                                                133,100          1,810,472
--------------------------------------------------------------------------------------------------------------------------
Fording Canadian Coal Trust-Units (Diversified Metals & Mining)                                  21,600          1,980,231
--------------------------------------------------------------------------------------------------------------------------
ING Canada Inc. (Property & Casualty Insurance)
(Acquired 12/09/04; Cost $252,292)                                             (b)(c)(d)         11,800            335,261
--------------------------------------------------------------------------------------------------------------------------
Kinross Gold Corp. (Gold)                                                      (b)              200,000          1,217,183
--------------------------------------------------------------------------------------------------------------------------
Placer Dome Inc. (Gold)                                                                          88,300          1,428,162
--------------------------------------------------------------------------------------------------------------------------
Rothmans, Inc. (Tobacco)                                                                         47,600            944,246
--------------------------------------------------------------------------------------------------------------------------
Stornoway Diamond Corp. (Precious Metal & Minerals)                            (b)              645,100            965,503
--------------------------------------------------------------------------------------------------------------------------
Teck Cominco Ltd.-Class B (Diversified Metals & Mining)                                          39,700          1,472,316
--------------------------------------------------------------------------------------------------------------------------
TimberWest Forest Corp.-Units (Forest Products)                                (e)               44,200            540,188
--------------------------------------------------------------------------------------------------------------------------
Trimac Income Fund (Trucking) (Acquired 02/18/05; Cost $407,216)               (c)               50,000            456,857
--------------------------------------------------------------------------------------------------------------------------
United Corporations Ltd. (Asset Management & Custody Banks)                                      10,000            384,504
--------------------------------------------------------------------------------------------------------------------------
Westaim Corp. (The) (Industrial Conglomerates)
(Acquired 06/02/03-08/19/04; Cost $632,188)                                    (b)(c)           275,700            702,159
==========================================================================================================================
                                                                                                                18,854,263
==========================================================================================================================

FINLAND --2.03%
Nokia Oyj-ADR (Communications Equipment)                                       (b)               87,100          1,343,953
--------------------------------------------------------------------------------------------------------------------------
UPM-Kymmene Oyj (Paper Products)                                               (a)(b)            28,400            629,892
==========================================================================================================================
                                                                                                                 1,973,845
==========================================================================================================================

GERMANY--0.97%
Bayerische Motoren Werke A.G. (Automobile Manufacturers)                       (a)               20,700            940,238
==========================================================================================================================

GLV-QTR-1

                                                                                                                  MARKET
                                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------------
HONG KONG--1.54%
Cheung Kong (Holdings) Ltd. (Real Estate Management & Development)             (a)               65,000          $ 575,625
--------------------------------------------------------------------------------------------------------------------------
Henderson Land Development Co. Ltd. (Real Estate Management & Development)     (a)              207,000            918,887
==========================================================================================================================
                                                                                                                 1,494,512
==========================================================================================================================

JAPAN--6.20%
Brother Industries, Ltd. (Office Electronics)                                  (a)              118,000          1,131,515
--------------------------------------------------------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobile Manufacturers)                               (a)               11,600            579,044
--------------------------------------------------------------------------------------------------------------------------
Meitec Corp. (Diversified Commercial Services)                                 (a)               13,900            484,127
--------------------------------------------------------------------------------------------------------------------------
Olympus Corp. (Health Care Equipment)                                          (a)               42,000            977,276
--------------------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)                               (a)               17,000            808,221
--------------------------------------------------------------------------------------------------------------------------
Toyota Industries Corp. (Auto Parts & Equipment)                               (a)               72,500          2,036,930
==========================================================================================================================
                                                                                                                 6,017,113
==========================================================================================================================

MEXICO--0.25%
Grupo Aeroportuario del Sureste S.A. de C.V.-ADR (Airport Services)                               8,700            244,035
==========================================================================================================================

NETHERLANDS--4.31%
Akzo Nobel N.V. (Diversified Chemicals)                                        (a)               15,872            725,815
--------------------------------------------------------------------------------------------------------------------------
Heineken N.V. (Brewers)                                                        (a)               40,400          1,400,268
--------------------------------------------------------------------------------------------------------------------------
Hunter Douglas N.V. (Home Furnishings)                                                           27,500          1,385,423
--------------------------------------------------------------------------------------------------------------------------
TNT N.V. (Air Freight & Logistics)                                             (a)               23,500            667,524
==========================================================================================================================
                                                                                                                 4,179,030
==========================================================================================================================

PERU--0.96%
Compania de Minas Buenaventura S.A.-ADR (Precious Metals & Materials)                            41,000            933,980
==========================================================================================================================

SWITZERLAND--0.86%
Nestle S.A. (Packaged Foods & Meats)                                           (a)                3,050            835,446
==========================================================================================================================

TAIWAN--0.22%
President Chain Store Corp. (Food Retail)                                      (a)              122,590            208,374
==========================================================================================================================

UNITED KINGDOM--10.87%
Diageo PLC (Distillers & Vintners)                                             (a)               69,654            982,778
--------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)                                                        30,100          1,382,192
--------------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC (Diversified Banks)                                          (a)               25,000            395,520
--------------------------------------------------------------------------------------------------------------------------
Man Group PLC (Asset Management & Custody Banks)                               (a)               52,161          1,353,746
--------------------------------------------------------------------------------------------------------------------------
Pan-Ocean Energy Corp. Ltd. (Oil & Gas Exploration & Production)               (b)              120,500          2,814,838
--------------------------------------------------------------------------------------------------------------------------
Severn Trent PLC (Water Utilities)                                             (a)               76,353          1,320,599
--------------------------------------------------------------------------------------------------------------------------
Unilever PLC (Packaged Foods & Meats)                                          (a)               65,000            642,946
--------------------------------------------------------------------------------------------------------------------------
Xstrata PLC (Diversified Metals & Mining)                                      (a)               86,806          1,656,817
==========================================================================================================================
                                                                                                                10,549,436
==========================================================================================================================
Total Foreign Stocks & Other Equity Interests (Cost $41,102,425)                                                48,617,617
__________________________________________________________________________________________________________________________
==========================================================================================================================

GLV-QTR-1

                                                                                                                  MARKET
                                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER
EQUITY INTERESTS--28.57%
APPAREL RETAIL--0.87%
Talbots, Inc. (The)                                                                              26,300          $ 841,074
==========================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.74%
Jones Apparel Group, Inc.                                                                        50,400          1,687,896
==========================================================================================================================

BROADCASTING & CABLE TV--1.18%
Liberty Media Corp.-Class A                                                    (b)              110,500          1,145,885
==========================================================================================================================

DIVERSIFIED BANKS--0.88%
Wells Fargo & Co.                                                                                14,300            855,140
==========================================================================================================================

GOLD--0.64%
Newmont Mining Corp.                                                                             14,800            625,300
==========================================================================================================================

HOME FURNISHINGS--1.41%
Ethan Allen Interiors Inc.                                                                       42,600          1,363,200
==========================================================================================================================

INTEGRATED OIL & GAS--0.79%
Murphy Oil Corp.                                                                                  7,800            770,094
==========================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.56%
ALLTEL Corp.                                                                                     15,600            855,660
--------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                                 20,000            656,800
==========================================================================================================================
                                                                                                                 1,512,460
==========================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.22%
Merrill Lynch & Co., Inc.                                                                         3,800            215,080
==========================================================================================================================

MOVIES & ENTERTAINMENT--0.79%
Walt Disney Co. (The)                                                                            26,600            764,218
==========================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--2.02%
BP Prudhoe Bay Royalty Trust                                                                     11,000            767,800
--------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                             (f)               25,000          1,193,750
==========================================================================================================================
                                                                                                                 1,961,550
==========================================================================================================================

PACKAGED FOODS & MEATS--0.99%
Kraft Foods Inc.-Class A                                                                         11,600            383,380
--------------------------------------------------------------------------------------------------------------------------
Lancaster Colony Corp.                                                                           13,600            578,680
==========================================================================================================================
                                                                                                                   962,060
==========================================================================================================================

PHARMACEUTICALS--2.02%
Merck & Co. Inc.                                                                                 46,600          1,508,442
--------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                                            24,700            448,305
==========================================================================================================================
                                                                                                                 1,956,747
==========================================================================================================================

GLV-QTR-1

                                                                                                                  MARKET
                                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------------
RAILROADS--1.16%
Union Pacific Corp.                                                                              16,200        $ 1,129,140
==========================================================================================================================

REAL ESTATE--1.08%
Rayonier Inc.                                                                                    21,160          1,048,055
==========================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.58%
Tejon Ranch Co.                                                                (b)               12,500            557,500
==========================================================================================================================

REGIONAL BANKS--1.67%
Commerce Bancshares, Inc.                                                                         4,515            217,623
--------------------------------------------------------------------------------------------------------------------------
North Fork Bancorp., Inc.                                                                        50,550          1,402,257
==========================================================================================================================
                                                                                                                 1,619,880
==========================================================================================================================

SOFT DRINKS--1.82%
Coca-Cola Co. (The)                                                                              42,400          1,766,808
==========================================================================================================================

SYSTEMS SOFTWARE--2.74%
Microsoft Corp.                                                                                 110,100          2,661,117
==========================================================================================================================

THRIFTS & MORTGAGE FINANCE--4.41%
Brookline Bancorp, Inc.                                                                          13,400            199,660
--------------------------------------------------------------------------------------------------------------------------
First Financial Holdings, Inc.                                                                    6,800            188,904
--------------------------------------------------------------------------------------------------------------------------
Independence Community Bank Corp.                                                                34,600          1,349,400
--------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                          46,600          1,840,700
--------------------------------------------------------------------------------------------------------------------------
WSFS Financial Corp.                                                                             13,300            699,048
==========================================================================================================================
                                                                                                                 4,277,712
==========================================================================================================================
Total Domestic Common Stocks & Other Equity Interests (Cost $26,491,808)                                        27,720,916
__________________________________________________________________________________________________________________________
==========================================================================================================================

                                                                                           PRINCIPAL
                                                                                            AMOUNT
U.S. TREASURY NOTES--3.08%
1.63%, 04/30/05                                                                               $ 500,000            500,186
--------------------------------------------------------------------------------------------------------------------------
1.25%, 05/31/05                                                                (g)              500,000            498,770
--------------------------------------------------------------------------------------------------------------------------
1.13%, 06/30/05                                                                (g)              500,000            497,910
--------------------------------------------------------------------------------------------------------------------------
1.50%, 07/31/05                                                                (g)              500,000            497,675
--------------------------------------------------------------------------------------------------------------------------
2.00%, 08/31/05                                                                (g)              500,000            497,910
--------------------------------------------------------------------------------------------------------------------------
1.63%, 09/30/05                                                                (g)              500,000            496,365
==========================================================================================================================
Total U.S. Treasury Notes (Cost $3,002,707)                                                                      2,988,816
==========================================================================================================================

                                                                                            SHARES
MONEY MARKET FUNDS--18.25%
Liquid Assets Portfolio-Institutional Class                                    (h)            8,852,847          8,852,847
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                                       (h)            8,852,847          8,852,847
==========================================================================================================================
Total Money Market Funds (Cost $17,705,694)                                                                     17,705,694
==========================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $88,302,634)                                                                $ 97,033,043
__________________________________________________________________________________________________________________________
==========================================================================================================================

GLV-QTR-1

    Investment Abbreviations:

    ADR - American Depositary Receipt

    Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at March 31, 2005 was $21,325,971, which represented 21.98% of the Fund's Total Investments. See
    Note 1A.

(b) Non-income producing security.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at March 31, 2005 was $1,494,277, which represented 1.54% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at March 31, 2005 represented 0.35% of the Fund's Total Investments. See Note 1A.

(e) Each unit represents one common share, one hundred preferred shares and one subordinate note receipt.

(f) A portion of this security is subject to call options written. See Note 1F and Note 4.

(g) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at March 31, 2005 was $2,488,630, which represented 2.56% of the Fund's Total Investments. See Note 1A.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

    See accompanying notes which are an integral part of this schedule.

GLV-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

GLV-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-

GLV-QTR-1
    market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           UNREALIZED
                            MARKET VALUE    PURCHASES    PROCEEDS FROM    APPRECIATION   MARKET VALUE     DIVIDEND      REALIZED
FUND                          12/31/04       AT COST         SALES       (DEPRECIATION)   03/31/2005       INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------

Liquid Assets Portfolio-
Institutional Class         $  7,712,432   $  6,010,890   $ (4,870,475)   $         --   $  8,852,847   $     51,595   $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class            7,712,432      6,010,890     (4,870,475)             --      8,852,847         52,894             --
===================================================================================================================================
TOTAL                       $ 15,424,864   $ 12,021,780   $ (9,740,950)   $         --   $ 17,705,694   $    104,489   $         --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

NOTE 3 - FOREIGN CURRENCY CONTRACTS

                                  OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------
                                             CONTRACT TO                                    UNREALIZED
SETTLEMENT                          ------------------------------                         APPRECIATION
  DATE              CURRENCY         DELIVER            RECEIVE             VALUE         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
06/28/05              CAD           17,600,000        $ 14,492,753       $ 14,568,483      $   (75,730)
========================================================================================================

NOTE 4 - OPTION CONTRACTS WRITTEN

                     TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------
                                             CALL OPTION CONTRACTS
                                      ----------------------------------
                                        NUMBER OF            PREMIUMS
                                        CONTRACTS            RECEIVED
                                      --------------      --------------
Beginning of year                                433      $       81,729
-------------------------------------------------------------------------
Closed                                          (183)            (28,730)
=========================================================================
End of period                                    250      $       52,999
_________________________________________________________________________
=========================================================================

                                     OPEN CALL OPTIONS WRITTEN AT PERIOD END
------------------------------------------------------------------------------------------------------------------------
                                                                                           MARCH 31,
                                                                                             2005           UNREALIZED
                                  CONTRACT           STRIKE    NUMBER OF     PREMIUMS       MARKET         APPRECIATION
                                   MONTH              PRICE    CONTRACTS     RECEIVED       VALUE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                 Apr-05              $40        250        $52,999       $197,500         ($144,501)
========================================================================================================================

GLV-QTR-1

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $38,159,200 and $11,199,772, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                            UNREALIZED APPRECIATION (DEPRECIATION) OF
                               INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                     $      9,509,519
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                           (968,294)
================================================================================================
Net unrealized appreciation of investment securities                           $      8,541,225
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $88,491,818.

GLV-QTR-1

                      AIM INTERNATIONAL SMALL COMPANY FUND
            Quarterly Schedule of Portfolio Holdings o March 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com              ISC-QTR-1 3/05              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                    MARKET
                                                                     SHARES         VALUE
--------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--92.68%
AUSTRALIA--2.07%
Computershare Ltd. (Data Processing & Outsourced
Services)                                             (a)            547,000     $ 2,367,864
--------------------------------------------------------------------------------------------
CSL Ltd. (Biotechnology)                              (a)            133,700       3,526,968
--------------------------------------------------------------------------------------------
Ramsay Health Care Ltd. (Health Care Facilities)      (a)            425,900       2,413,649
--------------------------------------------------------------------------------------------
Toll Holdings Ltd. (Trucking)                         (a)            242,100       2,612,113
============================================================================================
                                                                                  10,920,594
============================================================================================

AUSTRIA--1.45%
Andritz A.G. (Industrial Machinery)                   (a)             85,500       7,639,542
============================================================================================

BELGIUM--0.47%
EVS Broadcast Equipment S.A. (Communications
Equipment)                                            (a)             19,392       2,484,337
============================================================================================

BERMUDA--1.99%
Giordano International Ltd. (Apparel Retail)          (a)          3,898,000       2,646,611
--------------------------------------------------------------------------------------------
Midland Realty (Holdings) Ltd. (Real Estate
Management & Development)                             (a)          5,294,000       3,263,440
--------------------------------------------------------------------------------------------
Regal Hotels International Holdings Ltd. (Hotels,
Resorts & Cruise Lines)                               (a)(b)      27,196,000       2,366,642
--------------------------------------------------------------------------------------------
Top Form International Ltd. (Apparel, Accessories
& Luxury Goods)                                       (a)          7,324,000       2,204,253
============================================================================================
                                                                                  10,480,946
============================================================================================

BRAZIL--1.63%
Lojas Americanas S.A.-Pfd. (General Merchandise
Stores)                                                              163,700       2,740,595
--------------------------------------------------------------------------------------------
Natura Cosmeticos S.A. (Personal Products)
(Acquired 11/10/04-03/01/05; Cost $1,999,053)         (c)             87,100       2,368,337
--------------------------------------------------------------------------------------------
Perdigao S.A.-Pfd. (Packaged Foods & Meats)                           77,300       1,488,966
--------------------------------------------------------------------------------------------
Sadia S.A.-Pfd. (Packaged Foods & Meats)                           1,210,700       1,999,695
============================================================================================
                                                                                   8,597,593
============================================================================================

CANADA--21.12%
Aastra Technologies Ltd. (Communications
Equipment)                                            (b)            141,400       2,330,262
--------------------------------------------------------------------------------------------
ADDENDA Capital Inc. (Investment Banking
& Brokerage) (Acquired 12/03/04; Cost $2,847,571)     (c)(d)         200,000       4,365,982
--------------------------------------------------------------------------------------------
AKITA Drilling Ltd.-Class A (Oil & Gas Drilling)                      80,820       2,088,415
--------------------------------------------------------------------------------------------
Badger Income Fund (Construction & Engineering)                      264,140       3,407,272
--------------------------------------------------------------------------------------------
BMTC Group, Inc.-Class A (Specialty Stores)                          147,564       1,713,150
--------------------------------------------------------------------------------------------
Calfrac Well Services Ltd. (Diversified Metals
& Mining)                                             (b)            135,000       3,638,029
--------------------------------------------------------------------------------------------


                                      F-1
ISC-QTR-1

                                                                                           MARKET
                                                                           SHARES          VALUE
----------------------------------------------------------------------------------------------------
CANADA--(CONTINUED)
Canam Group Inc.-Class A (Steel) (Acquired
03/18/05-03/24/05; Cost $2,944,779)                   (b)(c)                614,800     $  3,075,652
----------------------------------------------------------------------------------------------------
Ceramic Protection Corp. (Aerospace & Defense)        (b)                   216,400        3,981,395
----------------------------------------------------------------------------------------------------
Chamaelo Energy Inc. (Integrated Oil & Gas)           (b)                   311,100        1,692,676
----------------------------------------------------------------------------------------------------
Chartwell Technology Inc. (Internet Software
& Services)                                           (b)                   340,000        2,459,999
----------------------------------------------------------------------------------------------------
Crew Energy Inc. (Oil & Gas Exploration &
Production)                                           (b)                   347,400        3,194,351
----------------------------------------------------------------------------------------------------
CryptoLogic Inc. (Internet Software & Services)                             282,090        8,756,488
----------------------------------------------------------------------------------------------------
Extendicare Inc.-Class A (Health Care Facilities)     (b)                   169,340        2,741,702
----------------------------------------------------------------------------------------------------
FirstService Corp. (Diversified Commercial
Services)                                             (b)                   181,600        3,594,910
----------------------------------------------------------------------------------------------------
Great Canadian Gaming Corp. (Casinos & Gaming)        (b)                   139,040        5,535,846
----------------------------------------------------------------------------------------------------
Groupe Laperriere & Verreault Inc.-Series A
(Industrial Machinery)                                (b)                   191,600        2,138,835
----------------------------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. (Oil & Gas Exploration
& Production) (Acquired 03/24/05; Cost $517,837)      (b)(c)(d)(e)           35,000          520,941
----------------------------------------------------------------------------------------------------
Kingsway Financial Services Inc. (Property &
Casualty Insurance)                                                         266,400        4,117,101
----------------------------------------------------------------------------------------------------
Lions Gate Entertainment Corp. (Movies &
Entertainment)                                        (b)                   365,080        4,034,134
----------------------------------------------------------------------------------------------------
Mission Oil & Gas Inc. (Oil & Gas Exploration
& Production)                                         (b)                    71,448          413,558
----------------------------------------------------------------------------------------------------
Reitmans (Canada) Ltd.-Class A (Apparel Retail)                             260,000        5,912,267
----------------------------------------------------------------------------------------------------
Sherritt International Corp. (Diversified
Metals & Mining)                                      (b)                 1,025,000        8,390,871
----------------------------------------------------------------------------------------------------
Starpoint Energy Trust (Oil & Gas Exploration
& Production)                                                               160,775        2,694,761
----------------------------------------------------------------------------------------------------
Telesystem International Wireless Inc.
(Wireless Telecommunication Services)                 (b)                   159,190        2,432,572
----------------------------------------------------------------------------------------------------
Total Energy Services Ltd. (Oil & Gas
Equipment & Services)                                 (b)                   550,190        3,844,301
----------------------------------------------------------------------------------------------------
Transat A.T. Inc.-Class A (Airlines)                  (b)(f)                106,350        2,261,812
----------------------------------------------------------------------------------------------------
Trican Well Service Ltd. (Oil & Gas
Equipment & Services)                                 (b)                   142,080        9,163,799
----------------------------------------------------------------------------------------------------
Wajax Ltd. (Industrial Machinery)                                           306,870        4,948,084
----------------------------------------------------------------------------------------------------
West Energy Ltd. (Oil & Gas Exploration
& Production)                                         (b)                   620,000        2,645,388
----------------------------------------------------------------------------------------------------
Western Oil Sands Inc.-Class A (Oil &
Gas Exploration & Production)                         (b)                    68,900        3,190,474
----------------------------------------------------------------------------------------------------
Workbrain Corp. (Application Software)                (b)                   148,300        2,023,360
====================================================================================================
                                                                                         111,308,387
====================================================================================================

CAYMAN ISLANDS--3.09%
China Mengniu Dairy Co. Ltd. (Packaged
Foods & Meats)                                        (a)(b)              2,838,000        1,926,117
----------------------------------------------------------------------------------------------------
Chitaly Holdings Ltd. (Home Furnishings)              (a)                 1,684,000        1,530,939
----------------------------------------------------------------------------------------------------
Global Bio-chem Technology Group Co. Ltd.-Wts.,
expiring 05/31/07 (Agricultural Products)             (g)                   114,250            3,809
----------------------------------------------------------------------------------------------------
Hengan International Group Co. Ltd. (Personal
Products)                                             (a)                 3,736,000        2,214,234
----------------------------------------------------------------------------------------------------


                                      F-2
ISC-QTR-1

                                                                                      MARKET
                                                                     SHARES           VALUE
----------------------------------------------------------------------------------------------
CAYMAN ISLANDS--(CONTINUED)
Luen Thai Holdings Ltd. (Distributors)
(Acquired 07/09/04-03/08/05; Cost $2,034,520)        (a)(b)(c)       4,392,000     $ 1,886,628
----------------------------------------------------------------------------------------------
Sa Sa International Holdings Ltd. (Specialty
Stores)                                              (a)             5,434,000       2,609,396
----------------------------------------------------------------------------------------------
Shanda Interactive Entertainment Ltd.-ADR
(Home Entertainment Software)                        (b)                84,950       2,565,490
----------------------------------------------------------------------------------------------
Solomon Systech International Ltd.
(Semiconductors)                                     (a)            11,290,000       3,538,225
==============================================================================================
                                                                                    16,274,838
==============================================================================================

CHINA--0.77%
Shangai Forte Land Co. Ltd.-Class H (Real
Estate Management & Development)                     (a)             8,552,000       2,545,116
----------------------------------------------------------------------------------------------
Yantai North Andre Juice Co. Ltd.-Class H
(Packaged Foods & Meats)                                            16,120,000       1,488,105
==============================================================================================
                                                                                     4,033,221
==============================================================================================

FINLAND --0.43%
Nokian Renkaat Oyj (Tires & Rubber)                  (a)                14,045       2,261,806
==============================================================================================

FRANCE--5.59%
Camaieu (Apparel Retail)                                                28,615       3,307,858
----------------------------------------------------------------------------------------------
Eiffage S.A. (Construction & Engineering)
(Acquired 03/26/04-11/22/04; Cost $2,562,122)        (a)(c)             33,370       3,850,599
----------------------------------------------------------------------------------------------
Elior (Restaurants)                                  (a)               399,300       5,074,054
----------------------------------------------------------------------------------------------
Eramet SLN (Diversified Metals & Mining)                                22,800       2,304,717
----------------------------------------------------------------------------------------------
Euler Hermes S.A. (Property & Casualty
Insurance)                                           (a)                61,420       5,073,338
----------------------------------------------------------------------------------------------
Trigano S.A. (Leisure Products)                      (a)                58,275       5,178,124
----------------------------------------------------------------------------------------------
Zodiac S.A. (Aerospace & Defense)                    (a)               100,400       4,662,659
==============================================================================================
                                                                                    29,451,349
==============================================================================================

GERMANY--4.27%
Bijou Brigitte Modische Accessoires A.G
(Apparel, Accessories & Luxury Goods)                (a)                43,550       7,197,613
----------------------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)
(Acquired 01/30/02-02/13/04; Cost $933,270)          (a)(c)             11,819       2,957,549
----------------------------------------------------------------------------------------------
Rheinmetall A.G.-Pfd. (Industrial Conglomerates)     (a)                95,161       5,050,819
----------------------------------------------------------------------------------------------
Techem A.G. (Diversified Commercial Services)        (a)(b)            167,380       7,301,624
==============================================================================================
                                                                                    22,507,605
==============================================================================================

GREECE--2.70%
Germanos S.A. (Computer & Electronics Retail)        (a)               145,821       4,483,890
----------------------------------------------------------------------------------------------
Intralot S.A. Integrated Lottery (Casinos
& Gaming)                                            (a)               142,840       4,376,136
----------------------------------------------------------------------------------------------
Titan Cement Co. S.A. (Construction Materials)       (a)               161,200       5,343,491
==============================================================================================
                                                                                    14,203,517
==============================================================================================



                                      F-3
ISC-QTR-1

                                                                                   MARKET
                                                                   SHARES          VALUE
-------------------------------------------------------------------------------------------
HONG KONG--0.76%
Techtronic Industries Co. Ltd. (Household
Appliances) (Acquired 04/24/02-08/19/04;
Cost $639,888)                                    (a)(c)            600,000     $ 1,325,574
-------------------------------------------------------------------------------------------
Wing Hang Bank Ltd. (Diversified Banks)           (a)               443,000       2,695,265
===========================================================================================
                                                                                  4,020,839
===========================================================================================

INDIA--1.65%
Bharat Forge Ltd. (Auto Parts &
Equipment)                                                           91,190       2,878,305
-------------------------------------------------------------------------------------------
Bharat Forge Ltd.-Wts., expiring 09/30/06
(Auto Parts & Equipment)                          (g)                 1,245           7,526
-------------------------------------------------------------------------------------------
HDFC Bank Ltd. (Diversified Banks)                (a)               207,000       2,571,918
-------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.
(Thrifts & Mortgage Finance)                                         78,000       1,297,648
-------------------------------------------------------------------------------------------
Wockhardt Ltd. (Pharmaceuticals)                  (a)               227,600       1,922,450
===========================================================================================
                                                                                  8,677,847
===========================================================================================

IRELAND--3.17%
Anglo Irish Bank Corp. PLC
(Diversified Banks)                               (a)               156,720       3,917,557
-------------------------------------------------------------------------------------------
DCC PLC (Industrial Conglomerates)                                  206,000       4,789,365
-------------------------------------------------------------------------------------------
Grafton Group PLC (Trading Companies
& Distributors)                                   (a)(b)(h)         128,998       1,523,147
-------------------------------------------------------------------------------------------
Kingspan Group PLC (Building Products)                              272,900       3,225,423
-------------------------------------------------------------------------------------------
Paddy Power PLC (Casinos & Gaming)                (a)               188,800       3,228,363
===========================================================================================
                                                                                 16,683,855
===========================================================================================

ITALY--0.65%
Lottomatica S.p.A. (Casinos & Gaming)             (a)                94,400       3,415,984
===========================================================================================

JAPAN--5.28%
ARGO GRAPHICS Inc. (IT Consulting &
Other Services)                                   (a)(b)            107,400       3,149,279
-------------------------------------------------------------------------------------------
Daiwa House Industry Co., Ltd.
(Homebuilding)                                    (a)(b)            244,000       2,794,840
-------------------------------------------------------------------------------------------
Keiyo Bank, Ltd. (The) (Regional
Banks)                                            (a)               888,000       4,703,285
-------------------------------------------------------------------------------------------
Mars Engineering Corp. (Leisure
Products)                                         (a)               101,000       3,250,660
-------------------------------------------------------------------------------------------
NEOMAX Co., Ltd. (Electrical Components
& Equipment)                                      (a)               221,000       5,209,314
-------------------------------------------------------------------------------------------
NGK Insulators, Ltd. (Industrial Machinery)       (a)               351,000       3,475,653
-------------------------------------------------------------------------------------------
NHK Spring Co., Ltd. (Auto Parts & Equipment)     (a)               483,000       3,360,945
-------------------------------------------------------------------------------------------
Sekisui Chemical Co., Ltd. (Homebuilding)         (a)               262,000       1,898,415
===========================================================================================
                                                                                 27,842,391
===========================================================================================

LUXEMBOURG--1.08%
SBS Broadcasting S.A. (Broadcasting &
Cable TV)                                         (b)               127,470       5,692,810
===========================================================================================

MALAYSIA--0.85%
Public Bank Berhad (Diversified Banks)            (a)               939,950       1,916,660
-------------------------------------------------------------------------------------------
SP Setia Berhad (Real Estate Management
& Development)                                    (a)             2,422,000       2,551,024
===========================================================================================
                                                                                  4,467,684
===========================================================================================


                                      F-4
ISC-QTR-1

                                                                                       MARKET
                                                                      SHARES           VALUE
-----------------------------------------------------------------------------------------------
MEXICO--1.81%
Consorcio ARA, S.A. de C.V
(Homebuilding)                                        (b)               662,100     $ 2,194,653
-----------------------------------------------------------------------------------------------
Corporacion GEO, S.A. de C.V.-Series B
(Homebuilding)                                        (b)             1,171,900       2,533,356
-----------------------------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V.-Class O
(Diversified Banks)                                                     498,700       3,245,356
-----------------------------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V
(Homebuilding)                                        (b)               312,900       1,568,491
===============================================================================================
                                                                                      9,541,856
===============================================================================================

NETHERLANDS--3.09%
Aalberts Industries N.V. (Industrial
Conglomerates)                                        (a)               146,621       7,568,095
-----------------------------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction
& Engineering) (Acquired 09/20/04-03/09/05;
Cost $6,566,358)                                      (a)(b)(c)         148,100       8,735,561
===============================================================================================
                                                                                     16,303,656
===============================================================================================

NORWAY--4.70%
Aktiv Kapital A.S.A. (Specialized Finance)            (a)               306,554       5,693,576
-----------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (Oil & Gas
Equipment & Services)                                 (a)(b)             68,000       4,477,120
-----------------------------------------------------------------------------------------------
Prosafe A.S.A. (Oil & Gas Equipment & Services)       (a)               183,800       5,769,956
-----------------------------------------------------------------------------------------------
Schibsted A.S.A. (Publishing)                         (a)               144,700       3,798,902
-----------------------------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
Equipment & Services)                                 (a)(b)            171,780       5,026,675
===============================================================================================
                                                                                     24,766,229
===============================================================================================

PHILIPPINES--0.39%
Philippine Long Distance Telephone Co.
(Integrated Telecommunication Services)               (a)                81,500       2,054,951
===============================================================================================

SINGAPORE--1.36%
Citiraya Industries Ltd. (Environmental Services)
(Acquired 01/12/05-01/20/05; Cost $2,580,203)         (c)(d)(e)       4,106,000         422,589
-----------------------------------------------------------------------------------------------
Keppel Corp. Ltd. (Industrial Conglomerates)          (a)               148,000         976,026
-----------------------------------------------------------------------------------------------
Keppel Land Ltd. (Real Estate Management &
Development)                                          (a)             1,470,000       2,045,713
-----------------------------------------------------------------------------------------------
SembCorp Logistics Ltd. (Marine Ports & Services)                     1,980,000       1,955,052
-----------------------------------------------------------------------------------------------
Sunningdale Precision Industries Ltd. (Industrial
Machinery)                                            (a)             3,733,000       1,783,264
===============================================================================================
                                                                                      7,182,644
===============================================================================================

SOUTH AFRICA--1.03%
Massmart Holdings Ltd. (Hypermarkets & Super
Centers)                                              (a)               804,600       5,404,957
===============================================================================================

SOUTH KOREA--3.67%
CJ Corp. (Packaged Foods & Meats)                     (a)                26,610       1,887,176
-----------------------------------------------------------------------------------------------
Core Logic Inc. (Semiconductors)                      (a)                63,510       2,055,079
-----------------------------------------------------------------------------------------------
Daekyo Co., Ltd. (Publishing)                         (a)                34,700       2,525,239
-----------------------------------------------------------------------------------------------
Hana Bank (Diversified Banks)                         (a)                53,600       1,470,661
-----------------------------------------------------------------------------------------------

                                      F-5
ISC-QTR-1

                                                                                                                   MARKET
                                                                                                   SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA--(CONTINUED)
Hyundai Department Store Co., Ltd.
(Department Stores)                                                               (a)                80,900     $ 3,448,700
---------------------------------------------------------------------------------------------------------------------------
Hyundai Mipo Dockyard Co., Ltd.
(Construction, Farm Machinery &
Heavy Trucks)                                                                     (a)                68,610       3,835,195
---------------------------------------------------------------------------------------------------------------------------
Kiryung Electronics Co., Ltd.
(Communications Equipments)                                                       (a)               570,000       4,144,087
===========================================================================================================================
                                                                                                                 19,366,137
===========================================================================================================================

SPAIN--0.44%
Corporacion Mapfre S.A. (Multi-Line
Insurance)                                                                        (a)               151,830       2,340,081
===========================================================================================================================

SWITZERLAND--3.80%
Amazys Holding A.G. (Diversified
Commercial Services)                                                              (a)(b)             84,629       5,735,858
---------------------------------------------------------------------------------------------------------------------------
Leica Geosystems A.G. (Electronic
Equipment Manufacturers)                                                          (a)(b)             23,400       6,560,576
---------------------------------------------------------------------------------------------------------------------------
SAIA-Burgess Electronics A.G. (Electronic
Equipment Manufacturers)                                                          (a)                 4,950       2,768,856
---------------------------------------------------------------------------------------------------------------------------
Saurer A.G. (Industrial Machinery)                                                (a)(b)             75,700       4,967,668
===========================================================================================================================
                                                                                                                 20,032,958
===========================================================================================================================

TAIWAN--2.72%
Asia Optical Co., Inc. (Photographic
Products)                                                                         (a)               644,000       4,117,985
---------------------------------------------------------------------------------------------------------------------------
Catcher Technology Co., Ltd. (Computer
Storage & Peripherals)                                                            (a)               599,200       2,425,720
---------------------------------------------------------------------------------------------------------------------------
Hotai Motor Co. Ltd. (Automobile
Manufacturers)                                                                    (a)             1,437,000       2,990,985
---------------------------------------------------------------------------------------------------------------------------
Merry Electronics Co., Ltd. (Consumer
Electronics)                                                                      (a)               894,954       2,191,063
---------------------------------------------------------------------------------------------------------------------------
Novatek Microelectronics Corp., Ltd.
(Semiconductors)                                                                  (a)               578,000       2,608,419
===========================================================================================================================
                                                                                                                 14,334,172
===========================================================================================================================

THAILAND--0.53%
Siam Commercial Bank PCL (Diversified Banks)                                      (a)             2,172,000       2,802,002
===========================================================================================================================

UNITED KINGDOM--10.12%
Admiral Group PLC (Property & Casualty
Insurance) (Acquired 09/23/04-03/07/05;
Cost $3,802,066)                                                                  (a)(b)(c)         635,100       4,193,065
---------------------------------------------------------------------------------------------------------------------------
Balfour Beatty PLC (Construction &
Engineering)                                                                      (a)               540,600       3,191,246
---------------------------------------------------------------------------------------------------------------------------
Cattles PLC (Consumer Finance)                                                    (a)                79,376         507,140
---------------------------------------------------------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)                                                 (a)               180,740       2,633,611
---------------------------------------------------------------------------------------------------------------------------
Findel PLC (Catalog Retail)                                                       (a)               222,900       2,043,180
---------------------------------------------------------------------------------------------------------------------------
Homeserve PLC (Diversified Commercial
Services)                                                                                           467,400       7,883,177
---------------------------------------------------------------------------------------------------------------------------
Kensington Group PLC (Thrifts & Mortgage
Finance)                                                                          (a)               384,720       4,307,484
---------------------------------------------------------------------------------------------------------------------------
McBride PLC (Household Products)                                                  (a)             1,134,010       3,243,595
---------------------------------------------------------------------------------------------------------------------------
NDS Group PLC-ADR (Application Software)                                          (b)                98,300       3,413,959
---------------------------------------------------------------------------------------------------------------------------
NETeller PLC (Specialized Finance)                                                (b)               500,700       5,809,655
---------------------------------------------------------------------------------------------------------------------------
Savills PLC (Other Diversified Financial
Services)                                                                                           294,225       3,430,592
---------------------------------------------------------------------------------------------------------------------------


                                      F-6
ISC-QTR-1

                                                                                    MARKET
                                                                   SHARES           VALUE
--------------------------------------------------------------------------------------------
UNITED KINGDOM--(CONTINUED)

Sportingbet PLC (Casinos & Gaming)                  (a)(b)        1,230,300     $  6,304,177
--------------------------------------------------------------------------------------------
T&F Informa PLC (Publishing)                        (a)             527,614        4,199,808
--------------------------------------------------------------------------------------------
WS Atkins PLC (Diversified Commercial
Services)                                           (a)             181,355        2,196,341
============================================================================================
                                                                                  53,357,030
============================================================================================

Total Foreign Stocks & Other Equity
Interests (Cost $392,241,735)                                                    488,451,818
============================================================================================

MONEY MARKET FUNDS--7.32%
Liquid Assets Portfolio-Institutional Class         (i)          19,291,506       19,291,506
--------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class            (i)          19,291,506       19,291,506
============================================================================================
Total Money Market Funds (Cost $38,583,012)                                       38,583,012
============================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $430,824,747)                                 $527,034,830
____________________________________________________________________________________________
============================================================================================


Investment Abbreviations:

ADR      American Depositary Receipt
Pfd.     Preferred
Wts.     Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at March 31, 2005 was $308,527,902, which represented 58.54% of the Fund's Total Investments. See Note 1A.

(b)      Non-income producing security.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at March 31, 2005 was $33,702,477, which represented 6.39% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at March 31, 2005 was $5,309,512, which represented 1.01% of the Fund's Total Investments. See Note 1A.

(e) Security considered to be illiquid; the portfolio is limited to investing 15% of net assets in illiquid securities. The aggregate market value of these securities considered illiquid at March 31, 2005 was $943,530, which represented 0.18% of the Fund's Total Investments.

(f) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value of this security as of March 31, 2005 represented 0.43% of the Fund's Total Investments. See Note 2.

(g) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(h) Each unit represents one ordinary share, one ordinary C share and eight ordinary A shares.

(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

       See accompanying notes which are an integral part of this schedule.


                                      F-7
ISC-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


                                      F-8
ISC-QTR-1

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


                                      F-9
ISC-QTR-1

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                MARKET                                         UNREALIZED       MARKET
                                VALUE         PURCHASES       PROCEEDS FROM   APPRECIATION      VALUE        DIVIDEND     REALIZED
FUND                           12/31/04        AT COST           SALES       (DEPRECIATION)    03/31/05       INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class          $14,652,276     $32,478,495     $(27,839,265)     $      --     $19,291,506     $108,751     $      --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class           14,652,276      32,478,495      (27,839,265)            --      19,291,506      111,502            --
====================================================================================================================================
   SUBTOTAL                  $29,304,552     $64,956,990     $(55,678,530)     $      --     $38,583,012     $220,253     $      --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the three months ended March 31, 2005.


                                MARKET                                         UNREALIZED       MARKET
                                VALUE         PURCHASES       PROCEEDS FROM   APPRECIATION      VALUE        DIVIDEND     REALIZED
FUND                           12/31/04        AT COST           SALES       (DEPRECIATION)    03/31/05       INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Transat A.T. Inc.
-Class A                     $ 1,390,635     $   823,338     $         --      $   47,839    $ 2,261,812     $     --     $      --
====================================================================================================================================
   TOTAL                     $30,695,187     $65,780,328     $(55,678,530)     $   47,839    $40,844,824     $220,253     $      --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $190,223,231 and $44,845,825, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $103,841,226
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (8,025,523)
===============================================================================
Net unrealized appreciation of investment securities               $ 95,815,703
_______________________________________________________________________________
===============================================================================

Cost of investments for tax purposes is $431,219,127.




                                      F-10
ISC-QTR-1

                          AIM MID CAP BASIC VALUE FUND
           Quarterly Schedule of Portfolio Holdings o March 31, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com             MCBV-QTR-1  3/05             A I M Advisors, inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)


                                                                       MARKET
                                                        SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--93.19%
ADVERTISING--2.78%
Interpublic Group of Cos., Inc. (The)            (a)    508,570    $  6,245,240
================================================================================

APPAREL RETAIL--4.66%
Gap, Inc. (The)                                         233,100       5,090,904
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                    218,400       5,379,192
================================================================================
                                                                     10,470,096
================================================================================

APPLICATION SOFTWARE--1.18%
MAPICS, Inc.                                     (a)    208,800       2,658,024
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.92%
Waddell & Reed Financial, Inc.-Class A                  217,990       4,303,123
================================================================================

BUILDING PRODUCTS--1.96%
American Standard Cos. Inc.                              94,450       4,390,036
================================================================================

CONSUMER FINANCE--1.67%
MoneyGram International, Inc.                           198,500       3,749,665
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--9.40%
BISYS Group, Inc. (The)                          (a)    189,200       2,966,656
--------------------------------------------------------------------------------
Ceridian Corp.                                   (a)    258,780       4,412,199
--------------------------------------------------------------------------------
Certegy Inc.                                            142,150       4,921,233
--------------------------------------------------------------------------------
DST Systems, Inc.                                (a)    120,370       5,558,687
--------------------------------------------------------------------------------
SunGard Data Systems Inc.                        (a)     93,800       3,236,100
================================================================================
                                                                     21,094,875
================================================================================

DIVERSIFIED COMMERCIAL SERVICES--5.45%
Corinthian Colleges, Inc.                        (a)    314,900       4,950,228
--------------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                         347,700       7,273,884
================================================================================
                                                                     12,224,112
================================================================================

FOOD RETAIL--2.08%
Kroger Co. (The)                                 (a)    290,700       4,659,921
================================================================================

MCBV-QTR-1

                                                                       MARKET
                                                        SHARES          VALUE
--------------------------------------------------------------------------------
Health Care Distributors--3.75%
McKesson Corp.                                          223,100    $  8,422,025
================================================================================

HEALTH CARE EQUIPMENT--2.01%
Waters Corp.                                     (a)    126,000       4,509,540
================================================================================

HEALTH CARE FACILITIES--2.00%
Universal Health Services, Inc.-Class B          (b)     85,850       4,498,540
================================================================================

HEALTH CARE SERVICES--0.50%
IMS Health Inc.                                          46,240       1,127,794
================================================================================

HOTELS, RESORTS & CRUISE LINES--2.93%
Orient-Express Hotels Ltd.-Class A (Bermuda)            145,900       3,807,990
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.        (c)     45,980       2,760,179
================================================================================
                                                                      6,568,169
================================================================================

INSURANCE BROKERS--1.88%
Aon Corp.                                        (b)    185,200       4,229,968
================================================================================

IT CONSULTING & OTHER SERVICES--0.77%
Acxiom Corp.                                             82,150       1,719,399
================================================================================

LEISURE FACILITIES--2.10%
Speedway Motorsports, Inc.                              132,300       4,723,110
================================================================================

LEISURE PRODUCTS--2.36%
Brunswick Corp.                                         112,970       5,292,645
================================================================================

LIFE & HEALTH INSURANCE--3.97%
Nationwide Financial Services, Inc.-Class A             133,390       4,788,701
--------------------------------------------------------------------------------
Protective Life Corp.                                   104,800       4,118,640
================================================================================
                                                                      8,907,341
================================================================================

MANAGED HEALTH CARE--6.27%
Aetna Inc.                                               97,180       7,283,641
--------------------------------------------------------------------------------
WellPoint Inc.                                   (a)     54,080       6,778,928
================================================================================
                                                                     14,062,569
================================================================================

MULTI-LINE INSURANCE--3.74%
American Financial Group, Inc.                          123,930       3,817,044
--------------------------------------------------------------------------------
Genworth Financial Inc.-Class A                         166,500       4,582,080
================================================================================
                                                                      8,399,124
================================================================================

MCBV-QTR-1

                                                                       MARKET
                                                        SHARES          VALUE
--------------------------------------------------------------------------------
OIL & GAS DRILLING--6.89%
Nabors Industries, Ltd. (Bermuda)                (a)     83,590    $  4,943,513
--------------------------------------------------------------------------------
Pride International, Inc.                        (a)    219,410       5,450,144
--------------------------------------------------------------------------------
Todco-Class A                                    (a)    195,800       5,059,472
================================================================================
                                                                     15,453,129
================================================================================

PACKAGED FOODS & MEATS--2.37%
Cadbury Schweppes PLC-ADR (United Kingdom)              130,600       5,315,420
================================================================================

PROPERTY & CASUALTY INSURANCE--3.37%
ACE Ltd. (Cayman Islands)                               183,120       7,557,362
================================================================================

REGIONAL BANKS--4.54%
Cullen/Frost Bankers, Inc.                               97,500       4,402,125
--------------------------------------------------------------------------------
Zions Bancorp.                                           83,870       5,788,707
================================================================================
                                                                     10,190,832
================================================================================

RESTAURANTS--3.86%
CEC Entertainment Inc.                           (a)    102,650       3,756,990
--------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                107,130       4,905,483
================================================================================
                                                                      8,662,473
================================================================================

SYSTEMS SOFTWARE--3.34%
Computer Associates International, Inc.                 276,700       7,498,570
================================================================================

THRIFTS & MORTGAGE FINANCE--5.44%
Federal Agricultural Mortgage Corp.-Class C      (b)    110,400       1,930,896
--------------------------------------------------------------------------------
MGIC Investment Corp.                                    64,200       3,959,214
--------------------------------------------------------------------------------
Radian Group Inc.                                       132,280       6,315,047
================================================================================
                                                                     12,205,157
================================================================================

Total Common Stocks & Other Equity Interests
(Cost $171,889,927)                                                 209,138,259
================================================================================

MONEY MARKET FUNDS--4.50%
Liquid Assets Portfolio-Institutional Class      (d)  5,055,481       5,055,481
--------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class         (d)  5,055,481       5,055,481
================================================================================

Total Money Market Funds (Cost $10,110,962)                          10,110,962
================================================================================

TOTAL INVESTMENTS--97.69% (excluding
investments purchased with cash
collateral from securities loaned)
(Cost $182,000,889)                                                 219,249,221
================================================================================

MCBV-QTR-1

                                                                       MARKET
                                                        SHARES          VALUE
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED
MONEY MARKET FUNDS--2.31%
STIC Prime Portfolio-Institutional Class     (d)(e)   5,182,275    $  5,182,275
================================================================================

Total Money Market Funds (purchased with cash
collateral from securities loaned)
(Cost $5,182,275)                                                     5,182,275
================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $187,183,164)                    $224,431,496
________________________________________________________________________________
================================================================================



Investment Abbreviations:

ADR                                              American Depositary Receipt

Notes to Schedule of Investments:


(a)  Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at March 31, 2005.

(c)  Each unit represents one common share and one Class B share.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


See accompanying notes which are an integral part of this schedule.


MCBV-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

           Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

           Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

           Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

           Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

           Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

           Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

MCBV-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

           Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

           The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.


NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        UNREALIZED
                       MARKET VALUE    PURCHASES     PROCEEDS FROM     APPRECIATION    MARKET VALUE    DIVIDEND    REALIZED
FUND                     12/31/04       AT COST          SALES        (DEPRECIATION)     03/31/05       INCOME    GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class                  $  4,883,864   $ 7,291,811    $  (7,120,194)   $         --    $  5,055,481    $ 26,672    $       --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class                     4,883,864     7,291,811       (7,120,194)             --       5,055,481      27,391            --
==============================================================================================================================
   SUBTOTAL            $  9,767,728   $14,583,622    $ (14,240,388)   $         --    $ 10,110,962    $ 54,063    $       --
==============================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                                                                        UNREALIZED
                       MARKET VALUE    PURCHASES     PROCEEDS FROM     APPRECIATION    MARKET VALUE    DIVIDEND*   REALIZED
FUND                     12/31/04       AT COST          SALES        (DEPRECIATION)     03/31/05       INCOME    GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
 Institutional
Class                  $  1,530,900   $15,667,325    $ (12,015,950)   $         --    $   5,182,275   $     429   $       --
==============================================================================================================================
   TOTAL               $ 11,298,628   $30,250,947    $ (26,256,338)   $         --    $  15,293,237   $  54,492   $       --
==============================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.



NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the

MCBV-QTR-1
borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At March 31, 2005, securities with an aggregate value of $4,974,860 were on loan to brokers. The loans were secured by cash collateral of $5,182,275, received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $429 for securities lending transactions.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $19,672,051 and $6,226,875, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 38,693,042
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (3,807,568)
--------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $ 34,885,474
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $189,546,022.

MCBV-QTR-1

                             AIM PREMIER EQUITY FUND
            Quarterly Schedule of Portfolio Holdings o March 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com              PEQ-QTR-1 3/05              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                      MARKET
                                                                                    SHARES            VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--93.35%
ADVERTISING--1.13%
Interpublic Group of Cos., Inc. (The)                                (a)          1,452,800     $   17,840,384
--------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                  598,100         52,943,812
==============================================================================================================
                                                                                                    70,784,196
==============================================================================================================

AEROSPACE & DEFENSE--1.60%
Boeing Co. (The)                                                                    225,000         13,153,500
--------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                              175,000         18,733,750
--------------------------------------------------------------------------------------------------------------
Honeywell International Inc.                                                        715,900         26,638,639
--------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                              761,100         41,084,178
==============================================================================================================
                                                                                                    99,610,067
==============================================================================================================

AIR FREIGHT & LOGISTICS--0.20%
FedEx Corp.                                                                         130,000         12,213,500
==============================================================================================================


ALUMINUM--0.34%
Alcoa Inc.                                                                          700,700         21,294,273
==============================================================================================================


APPAREL RETAIL--0.54%
Gap, Inc. (The)                                                                   1,530,000         33,415,200
==============================================================================================================


APPLICATION SOFTWARE--0.52%
Amdocs Ltd. (United Kingdom)                                         (a)          1,150,000         32,660,000
==============================================================================================================


ASSET MANAGEMENT & CUSTODY BANKS--1.03%
Bank of New York Co., Inc. (The)                                                  2,211,700         64,249,885
==============================================================================================================


BIOTECHNOLOGY--0.34%
Gilead Sciences, Inc.                                                (a)            600,000         21,480,000
==============================================================================================================


BREWERS--0.81%
Heineken N.V. (Netherlands)                                          (b)(c)       1,464,586         50,762,683
==============================================================================================================




PEQ-QTR-1                             F-1

                                                                                                      MARKET
                                                                                    SHARES            VALUE
--------------------------------------------------------------------------------------------------------------

BUILDING PRODUCTS--0.60%
Masco Corp.                                                                       1,075,900     $   37,301,453
==============================================================================================================

COMMUNICATIONS EQUIPMENT--1.58%
Cisco Systems, Inc.                                                  (a)          1,325,000         23,704,250
--------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                      525,000          7,859,250
--------------------------------------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                                              (a)          2,092,000         32,279,560
--------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                       950,000         34,817,500
==============================================================================================================
                                                                                                    98,660,560
==============================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.24%
Best Buy Co., Inc.                                                                  275,000         14,852,750
==============================================================================================================


COMPUTER HARDWARE--2.15%
Apple Computer, Inc.                                                 (a)            500,000         20,835,000
--------------------------------------------------------------------------------------------------------------
Dell Inc.                                                            (a)          1,875,000         72,037,500
--------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                               454,500         41,532,210
==============================================================================================================
                                                                                                   134,404,710
==============================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.87%
EMC Corp.                                                            (a)          1,000,000         12,320,000
--------------------------------------------------------------------------------------------------------------
Lexmark International, Inc.-Class A                                  (a)            525,000         41,984,250
==============================================================================================================
                                                                                                    54,304,250
==============================================================================================================

CONSUMER ELECTRONICS--1.39%
Harman International Industries, Inc.                                               175,000         15,480,500
--------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics
N.V. (Netherlands)                                                   (a)(b)       1,277,500         35,171,212
--------------------------------------------------------------------------------------------------------------
Sony Corp.-ADR (Japan)                                               (c)            900,000         36,018,000
==============================================================================================================
                                                                                                    86,669,712
==============================================================================================================

CONSUMER FINANCE--1.02%
American Express Co.                                                                325,000         16,695,250
--------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                          300,000          7,365,000
--------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                           800,000         39,872,000
==============================================================================================================
                                                                                                    63,932,250
==============================================================================================================

DATA PROCESSING & OUTSOURCED
SERVICES--1.30%
First Data Corp.                                                                  2,064,800         81,167,288
==============================================================================================================




PEQ-QTR-1                             F-2

                                                                                                      MARKET
                                                                                    SHARES            VALUE
--------------------------------------------------------------------------------------------------------------
DEPARTMENT STORES--1.62%
J.C. Penney Co., Inc.                                                               300,000     $   15,576,000
--------------------------------------------------------------------------------------------------------------
Kohl's Corp.                                                         (a)          1,176,100         60,722,043
--------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                     450,000         24,921,000
==============================================================================================================
                                                                                                   101,219,043
==============================================================================================================

DIVERSIFIED BANKS--0.78%
Bank of America Corp.                                                             1,099,200         48,474,720
==============================================================================================================


DIVERSIFIED CHEMICALS--0.86%
Dow Chemical Co. (The)                                                            1,076,300         53,653,555
==============================================================================================================


DIVERSIFIED COMMERCIAL SERVICES--1.03%
Cendant Corp.                                                                     3,121,200         64,109,448
==============================================================================================================


ELECTRIC UTILITIES--0.56%
FPL Group, Inc.                                                                     868,000         34,850,200
==============================================================================================================


ELECTRICAL COMPONENTS & EQUIPMENT--0.50%
Rockwell Automation, Inc.                                                           550,000         31,152,000
==============================================================================================================


ENVIRONMENTAL SERVICES--1.88%
Waste Management, Inc.                                                            4,069,100        117,393,535
==============================================================================================================


FOOD RETAIL--1.87%
Kroger Co. (The)                                                     (a)          5,701,800         91,399,854
--------------------------------------------------------------------------------------------------------------
Safeway Inc.                                                         (a)          1,364,300         25,280,479
==============================================================================================================
                                                                                                   116,680,333
==============================================================================================================

FOOTWEAR--0.65%
NIKE, Inc.-Class B                                                                  485,000         40,405,350
==============================================================================================================


GENERAL MERCHANDISE STORES--0.86%
Target Corp.                                                                      1,070,400         53,541,408
==============================================================================================================





PEQ-QTR-1                             F-3

                                                                                                      MARKET
                                                                                    SHARES            VALUE
--------------------------------------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS--1.71%
Cardinal Health, Inc.                                                             1,187,000     $   66,234,600
--------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                    1,080,000         40,770,000
==============================================================================================================
                                                                                                   107,004,600
==============================================================================================================

HEALTH CARE EQUIPMENT--1.33%
Baxter International Inc.                                                           930,000         31,601,400
--------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                             575,000         33,591,500
--------------------------------------------------------------------------------------------------------------
Waters Corp.                                                         (a)            500,000         17,895,000
==============================================================================================================
                                                                                                    83,087,900
==============================================================================================================

HEALTH CARE FACILITIES--0.76%
HCA Inc.                                                                            880,000         47,141,600
==============================================================================================================


HEALTH CARE SERVICES--0.37%
Quest Diagnostics Inc.                                                              220,000         23,128,600
==============================================================================================================


HEALTH CARE SUPPLIES--0.57%
Alcon Inc. (Switzerland)                                                            400,000         35,716,000
==============================================================================================================


HOTELS, RESORTS & CRUISE LINES--0.54%
Hilton Hotels Corp.                                                                 550,000         12,292,500
--------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                            (d)            359,300         21,568,779
==============================================================================================================
                                                                                                    33,861,279
==============================================================================================================

HOUSEHOLD PRODUCTS--0.84%
Kimberly-Clark Corp.                                                                557,800         36,664,194
--------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                          300,000         15,900,000
==============================================================================================================
                                                                                                    52,564,194
==============================================================================================================

HOUSEWARES & SPECIALTIES--0.32%
Fortune Brands, Inc.                                                                250,000         20,157,500
==============================================================================================================


HYPERMARKETS & SUPER CENTERS--0.51%
Costco Wholesale Corp.                                                              725,000         32,030,500
==============================================================================================================


INDUSTRIAL CONGLOMERATES--4.69%
General Electric Co.                                                              2,691,800         97,066,308
--------------------------------------------------------------------------------------------------------------
Textron Inc.                                                                        250,000         18,655,000
--------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                                 5,245,300        177,291,140
==============================================================================================================
                                                                                                   293,012,448
==============================================================================================================




PEQ-QTR-1                            F-4

                                                                                                      MARKET
                                                                                    SHARES            VALUE
--------------------------------------------------------------------------------------------------------------
INDUSTRIAL MACHINERY--1.36%
Danaher Corp.                                                                       300,000     $   16,023,000
--------------------------------------------------------------------------------------------------------------
Dover Corp.                                                                       1,044,600         39,475,434
--------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                                            330,000         29,544,900
==============================================================================================================
                                                                                                    85,043,334
==============================================================================================================

INTEGRATED OIL & GAS--3.79%
Amerada Hess Corp.                                                                  433,420         41,699,338
--------------------------------------------------------------------------------------------------------------
BP PLC-ADR (United Kingdom)                                                         880,700         54,955,680
--------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                      225,000         24,264,000
--------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                   757,900         45,170,840
--------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                    309,600         30,566,808
--------------------------------------------------------------------------------------------------------------
Total S.A. (France)                                                  (b)            171,500         40,138,070
==============================================================================================================
                                                                                                   236,794,736
==============================================================================================================

INTEGRATED TELECOMMUNICATION
SERVICES--0.47%
SBC Communications Inc.                                                            1,250,300         29,619,607
==============================================================================================================


INTERNET RETAIL--0.19%
eBay Inc.                                                            (a)            310,000         11,550,600
==============================================================================================================


INTERNET SOFTWARE & SERVICES--0.68%
Google Inc.-Class A                                                  (a)(c)          75,000         13,538,250
--------------------------------------------------------------------------------------------------------------
VeriSign, Inc.                                                       (a)            450,000         12,915,000
--------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                                                          (a)            475,000         16,102,500
==============================================================================================================
                                                                                                    42,555,750
==============================================================================================================

INVESTMENT BANKING & BROKERAGE--2.59%
Goldman Sachs Group, Inc. (The)                                                     325,000         35,746,750
--------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                           599,700         33,943,020
--------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                    1,610,700         92,212,575
==============================================================================================================
                                                                                                   161,902,345
==============================================================================================================

IT CONSULTING & OTHER SERVICES--1.16%
Accenture Ltd.-Class A (Bermuda)                                     (a)(c)       2,986,300         72,119,145
==============================================================================================================


MANAGED HEALTH CARE--2.31%
Aetna Inc.                                                           (c)            530,000         39,723,500
--------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                             500,000         47,690,000
--------------------------------------------------------------------------------------------------------------
WellPoint Inc.                                                       (a)            452,800         56,758,480
==============================================================================================================
                                                                                                   144,171,980
==============================================================================================================




PEQ-QTR-1                              F-5

                                                                                                      MARKET
                                                                                    SHARES            VALUE
--------------------------------------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT--1.02%
Walt Disney Co. (The)                                                             2,205,000     $   63,349,650
==============================================================================================================


MULTI-LINE INSURANCE--0.46%
Hartford Financial Services Group, Inc. (The)                                       420,000         28,795,200
==============================================================================================================


MULTI-UTILITIES & UNREGULATED POWER--0.58%
Dominion Resources, Inc.                                                            483,800         36,009,234
==============================================================================================================


OFFICE ELECTRONICS--0.83%
Xerox Corp.                                                          (a)          3,431,600         51,988,740
==============================================================================================================


OIL & GAS DRILLING--2.06%
GlobalSantaFe Corp. (Cayman Islands)                                              1,113,300         41,236,632
--------------------------------------------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)                                    (a)            636,300         37,630,782
--------------------------------------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)                                     (a)            970,000         49,916,200
==============================================================================================================
                                                                                                   128,783,614
==============================================================================================================

OIL & GAS EQUIPMENT & SERVICES--3.44%
Baker Hughes Inc.                                                    (c)            686,800         30,555,732
--------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                   1,227,400         63,677,512
--------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                   1,170,000         50,602,500
--------------------------------------------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                                                     508,000         35,803,840
--------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                           548,850         34,429,360
==============================================================================================================
                                                                                                   215,068,944
==============================================================================================================

OIL & GAS REFINING, MARKETING &
TRANSPORTATION--0.44%
Valero Energy Corp.                                                                 375,000         27,476,250
==============================================================================================================


OTHER DIVERSIFIED FINANCIAL
SERVICES--2.14%
Citigroup Inc.                                                                    1,943,800         87,354,372
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                              1,344,000         46,502,400
==============================================================================================================
                                                                                                   133,856,772
==============================================================================================================

PACKAGED FOODS & MEATS--4.24%
Campbell Soup Co.                                                                 1,638,500         47,549,270
--------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                               1,750,500         86,037,075
--------------------------------------------------------------------------------------------------------------
Kraft Foods Inc.-Class A                                                          2,132,100         70,465,905
--------------------------------------------------------------------------------------------------------------
Unilever N.V. (Netherlands)                                          (b)            886,300         60,333,009
==============================================================================================================
                                                                                                   264,385,259
==============================================================================================================





PEQ-QTR-1                              F-6

                                                                                                      MARKET
                                                                                    SHARES            VALUE
--------------------------------------------------------------------------------------------------------------
PAPER PRODUCTS--0.67%
Georgia-Pacific Corp.                                                             1,181,800     $   41,942,082
==============================================================================================================


PERSONAL PRODUCTS--0.89%
Gillette Co. (The)                                                                1,100,000         55,528,000
==============================================================================================================


PHARMACEUTICALS--9.34%
Bristol-Myers Squibb Co.                                                          1,777,600         45,257,696
--------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.                                            (a)          1,489,500         55,037,025
--------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (United Kingdom)                                          1,554,700         71,391,824
--------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                 1,125,000         75,555,000
--------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                                  2,631,100         85,168,707
--------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                       1,442,700         37,899,729
--------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (France)                                              (b)            856,600         72,332,557
--------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)                                  1,650,400         51,162,400
--------------------------------------------------------------------------------------------------------------
Wyeth                                                                             2,119,300         89,392,074
==============================================================================================================
                                                                                                   583,197,012
==============================================================================================================

PROPERTY & CASUALTY INSURANCE--3.48%
ACE Ltd. (Cayman Islands)                                                         2,149,900         88,726,373
--------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc.-Class A                                      (a)                700         60,900,000
--------------------------------------------------------------------------------------------------------------
Chubb Corp. (The)                                                                   432,700         34,300,129
--------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                  (c)            900,400         33,071,692
==============================================================================================================
                                                                                                   216,998,194
==============================================================================================================

PUBLISHING--1.25%
Gannett Co., Inc.                                                                   489,300         38,693,844
--------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                         978,500         39,012,795
==============================================================================================================
                                                                                                    77,706,639
==============================================================================================================

RAILROADS--0.65%
Union Pacific Corp.                                                                 584,900         40,767,530
==============================================================================================================


REGIONAL BANKS--0.47%
Fifth Third Bancorp                                                                 686,500         29,505,770
==============================================================================================================


RESTAURANTS--1.35%
McDonald's Corp.                                                                  1,050,000         32,697,000
--------------------------------------------------------------------------------------------------------------
Starbucks Corp.                                                      (a)            250,000         12,915,000
--------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                   750,000         38,857,500
==============================================================================================================
                                                                                                    84,469,500
==============================================================================================================




PEQ-QTR-1                                      F-7

                                                                                                      MARKET
                                                                                    SHARES            VALUE
--------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT--0.49%
Applied Materials, Inc.                                              (a)          1,870,000     $   30,387,500
==============================================================================================================


SEMICONDUCTORS--2.66%
Analog Devices, Inc.                                                              1,691,500         61,130,810
--------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                       1,567,300         36,408,379
--------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                      1,925,500         39,684,555
--------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                        994,800         29,078,004
==============================================================================================================
                                                                                                   166,301,748
==============================================================================================================

SOFT DRINKS--0.51%
Coca-Cola Co. (The)                                                                 761,100         31,715,037
==============================================================================================================


SPECIALTY STORES--0.39%
Staples, Inc.                                                                       775,000         24,358,250
==============================================================================================================


SYSTEMS SOFTWARE--3.99%
Adobe Systems Inc.                                                                  300,000         20,151,000
--------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                           3,547,700         96,142,670
--------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                   3,573,700         86,376,329
--------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                         (a)          2,450,000         30,576,000
--------------------------------------------------------------------------------------------------------------
Symantec Corp.                                                       (a)            750,000         15,997,500
==============================================================================================================
                                                                                                   249,243,499
==============================================================================================================

THRIFTS & MORTGAGE FINANCE--1.54%
Countrywide Financial Corp.                                                         575,000         18,664,500
--------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                          841,500         45,819,675
--------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                             798,600         31,544,700
==============================================================================================================
                                                                                                    96,028,875
==============================================================================================================


Total Common Stocks & Other Equity
Interests (Cost $5,117,198,020)                                                                  5,828,567,786
==============================================================================================================

MONEY MARKET FUNDS--5.06%
Liquid Assets Portfolio-Institutional Class                          (e)        157,853,688        157,853,688
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                             (e)        157,853,688        157,853,688
==============================================================================================================

Total Money Market Funds (Cost $315,707,376)                                                       315,707,376
==============================================================================================================
TOTAL INVESTMENTS--98.41% (excluding investments
purchased with cash collateral from securities
loaned) (Cost $5,432,905,396)                                                                    6,144,275,162
==============================================================================================================





PEQ-QTR-1                             F-8

                                                                                                      MARKET
                                                                                    SHARES            VALUE
--------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED
MONEY MARKET FUNDS--1.59%
STIC Prime Portfolio-Institutional Class                             (e)(f)      99,486,367     $   99,486,367
==============================================================================================================

Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $99,486,367)                                               99,486,367
==============================================================================================================


TOTAL INVESTMENTS--100.00%  (Cost $5,532,391,763)                                               $6,243,761,529
______________________________________________________________________________________________________________
==============================================================================================================




Investment Abbreviations:

ADR    American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at March 31, 2005 was $258,737,531, which represented 4.14% of the Fund's Total Investments. See
    Note 1A.

(c) All or a portion of this security has been pledged as collateral for securities lending transactions at March 31, 2005.

(d) Each unit represents one common share and one Class B share.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.




PEQ-QTR-1                             F-9

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES
Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


PEQ-QTR-1                             F-10

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.




PEQ-QTR-1                             F-11

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                             UNREALIZED
                             MARKET VALUE    PURCHASES    PROCEEDS FROM     APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND                           12/31/04       AT COST         SALES        (DEPRECIATION)      03/31/05       INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-   $  119,054,041  $ 377,576,586  $ (338,776,939)  $          --   $  157,853,688  $   616,306   $        --
Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime                    119,054,041    377,576,586    (338,776,939)             --      157,853,688      631,527            --
Portfolio-Institutional
Class
====================================================================================================================================
   SUBTOTAL                $  238,108,082  $ 755,153,172  $ (677,553,878)  $          --   $  315,707,376  $ 1,247,833   $        --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                             UNREALIZED
                             MARKET VALUE    PURCHASES    PROCEEDS FROM     APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND                           12/31/04       AT COST         SALES        (DEPRECIATION)      03/31/05       INCOME*    GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-      $   27,306,920  $ 135,568,339  $  (63,388,892)  $          --   $   99,486,367  $     3,221   $       --
Institutional Class
====================================================================================================================================
   TOTAL                   $  265,415,002  $ 890,721,511  $ (740,942,770)  $          --   $  415,193,743  $ 1,251,054   $       --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.


NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At March 31, 2005, securities with an aggregate value of $96,337,998 were on loan to brokers. The loans were secured by cash collateral of $99,486,367 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $3,221 for securities lending transactions.



PEQ-QTR-1                            F-12

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $638,412,733 and $1,340,001,530, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities              $    885,392,121
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities               (196,482,697)
========================================================================================
Net unrealized appreciation of investment securities                    $    688,909,424
________________________________________________________________________________________
========================================================================================

Cost of investments for tax purposes is $5,554,852,105.





PEQ-QTR-1                           F-13

                             AIM SELECT EQUITY FUND
            Quarterly Schedule of Portfolio Holdings o March 31, 2005


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                            --Registered Trademark--

AIMinvestments.com              SEQ-QTR-1 3/05              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                                         MARKET
                                                                            SHARES                                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
INTERESTS--93.75%
ADVERTISING--2.41%
Harte-Hanks, Inc.                                                              59,800                          $          1,648,088
-----------------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. (The)             (a)(b)                      345,100                                     4,237,828
-----------------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                             54,000                                     4,780,080
===================================================================================================================================
                                                                                                                         10,665,996
===================================================================================================================================

AEROSPACE & DEFENSE--0.65%
Rockwell Collins, Inc.                                                         21,900                                     1,042,221
-----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                      18,300                                     1,860,378
===================================================================================================================================
                                                                                                                          2,902,599
===================================================================================================================================

AIR FREIGHT & LOGISTICS--0.09%
EGL, Inc.                                         (a)                          17,700                                       403,560
===================================================================================================================================

APPAREL RETAIL--3.35%
Gap, Inc. (The)                                                               231,600                                     5,058,144
-----------------------------------------------------------------------------------------------------------------------------------
Genesco Inc.                                      (a)                          32,800                                       932,176
-----------------------------------------------------------------------------------------------------------------------------------
Jos. A. Bank Clothiers, Inc.                      (a)(b)                       41,250                                     1,208,625
-----------------------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                       (a)                         106,400                                     4,491,144
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.               (a)                          46,100                                     1,289,878
-----------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                           76,200                                     1,876,806
===================================================================================================================================
                                                                                                                         14,856,773
===================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.53%
Coach, Inc.                                       (a)                          64,000                                     3,624,320
-----------------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc.                                  (a)                          31,800                                       923,154
-----------------------------------------------------------------------------------------------------------------------------------
V. F. Corp.                                                                    37,800                                     2,235,492
===================================================================================================================================
                                                                                                                          6,782,966
===================================================================================================================================

APPLICATION SOFTWARE--1.19%
Amdocs Ltd. (United Kingdom)                      (a)                          92,000                                     2,612,800
-----------------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp.                          (a)                          24,600                                     1,085,106
-----------------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp.                                      (a)                          10,000                                       433,500
-----------------------------------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Co. (The)-Class A                                          42,100                                     1,139,226
===================================================================================================================================
                                                                                                                          5,270,632
===================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.23%
Affiliated Managers Group, Inc.                   (a)(b)                       84,150                                     5,219,825
-----------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                               89,300                                     2,594,165
-----------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                               26,600                                     2,078,524
===================================================================================================================================
                                                                                                                          9,892,514
===================================================================================================================================

SEQ-QTR-1

                                                                                                                         MARKET
                                                                            SHARES                                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.59%
Incyte Corp.                                      (a)                          75,800                          $            517,714
-----------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.                                  (a)                          30,000                                     2,076,000
===================================================================================================================================
                                                                                                                          2,593,714
===================================================================================================================================

BUILDING PRODUCTS--1.34%
American Standard Cos. Inc.                                                    33,500                                     1,557,080
-----------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                   126,500                                     4,385,755
===================================================================================================================================
                                                                                                                          5,942,835
===================================================================================================================================

CASINOS & GAMING--0.75%
Penn National Gaming, Inc.                        (a)                          44,000                                     1,292,720
-----------------------------------------------------------------------------------------------------------------------------------
Shuffle Master, Inc.                              (a)(b)                       69,750                                     2,019,960
===================================================================================================================================
                                                                                                                          3,312,680
===================================================================================================================================

COMMUNICATIONS EQUIPMENT--0.67%
Cisco Systems, Inc.                               (a)                         166,700                                     2,982,263
===================================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.37%
Best Buy Co., Inc.                                                             30,000                                     1,620,300
===================================================================================================================================

COMPUTER HARDWARE--1.64%
Dell Inc.                                         (a)                         166,600                                     6,400,772
-----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                           9,600                                       877,248
===================================================================================================================================
                                                                                                                          7,278,020
===================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.19%
EMC Corp.                                         (a)                          69,500                                       856,240
===================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.21%
PACCAR Inc.                                                                    13,000                                       941,070
===================================================================================================================================

CONSUMER ELECTRONICS--1.42%
Harman International Industries, Inc.                                          12,700                                     1,123,442
-----------------------------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.-
New York Shares (Netherlands)                     (a)                          56,007                                     1,541,313
-----------------------------------------------------------------------------------------------------------------------------------
Sony Corp.-ADR (Japan)                                                         90,900                                     3,637,818
===================================================================================================================================
                                                                                                                          6,302,573
===================================================================================================================================

CONSUMER FINANCE--2.35%
American Express Co.                                                           95,900                                     4,926,383
-----------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                    175,700                                     4,313,435
-----------------------------------------------------------------------------------------------------------------------------------
MoneyGram International, Inc.                                                  62,800                                     1,186,292
===================================================================================================================================
                                                                                                                         10,426,110
===================================================================================================================================

SEQ-QTR-1

                                                                                                                         MARKET
                                                                            SHARES                                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES--3.92%
BISYS Group, Inc. (The)                           (a)                          81,500                          $          1,277,920
-----------------------------------------------------------------------------------------------------------------------------------
Ceridian Corp.                                    (a)                         222,600                                     3,795,330
-----------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.                                 (a)                          30,100                                     1,390,018
-----------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                               92,300                                     3,628,313
-----------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.                                      (a)                          45,500                                     1,810,900
-----------------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                  54,800                                     1,798,536
-----------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems Inc.                         (a)                         106,400                                     3,670,800
===================================================================================================================================
                                                                                                                         17,371,817
===================================================================================================================================

DEPARTMENT STORES--0.33%
Nordstrom, Inc.                                                                26,100                                     1,445,418
===================================================================================================================================

DIVERSIFIED BANKS--0.48%
U.S. Bancorp                                                                   74,600                                     2,149,972
===================================================================================================================================

DIVERSIFIED CHEMICALS--0.36%
Engelhard Corp.                                                                52,900                                     1,588,587
===================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.56%
Cendant Corp.                                                                 192,300                                     3,949,842
-----------------------------------------------------------------------------------------------------------------------------------
H&R Block, Inc.                                                                26,600                                     1,345,428
-----------------------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                                                77,300                                     1,617,116
===================================================================================================================================
                                                                                                                          6,912,386
===================================================================================================================================

DIVERSIFIED METALS & MINING--0.20%
Compass Minerals International, Inc.                                           35,100                                       893,295
===================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.86%
II-VI Inc.                                        (a)                          41,100                                       716,784
-----------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                      55,000                                     3,115,200
===================================================================================================================================
                                                                                                                          3,831,984
===================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--1.32%
Amphenol Corp.-Class A                                                         78,600                                     2,911,344
-----------------------------------------------------------------------------------------------------------------------------------
Dolby Laboratories Inc.-Class A                   (a)                          10,500                                       246,750
-----------------------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International Inc.                 (a)                          36,700                                     1,743,250
-----------------------------------------------------------------------------------------------------------------------------------
Paxar Corp.                                       (a)                          43,700                                       932,558
===================================================================================================================================
                                                                                                                          5,833,902
===================================================================================================================================

ENVIRONMENTAL SERVICES--0.95%
Republic Services, Inc.                                                        59,500                                     1,992,060
-----------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                         76,500                                     2,207,025
===================================================================================================================================
                                                                                                                          4,199,085
===================================================================================================================================

SEQ-QTR-1

                                                                                                                         MARKET
                                                                            SHARES                                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FOOD RETAIL--1.64%
Kroger Co. (The)                                  (a)                         193,600                          $          3,103,408
-----------------------------------------------------------------------------------------------------------------------------------
Safeway Inc.                                      (a)                         225,100                                     4,171,103
===================================================================================================================================
                                                                                                                          7,274,511
===================================================================================================================================

FOOTWEAR--0.27%
NIKE, Inc.-Class B                                                             14,500                                     1,207,995
===================================================================================================================================

GENERAL MERCHANDISE STORES--0.62%
Dollar General Corp.                                                           53,400                                     1,169,994
-----------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                   31,600                                     1,580,632
===================================================================================================================================
                                                                                                                          2,750,626
===================================================================================================================================

HEALTH CARE DISTRIBUTORS--1.97%
Cardinal Health, Inc.                                                          66,800                                     3,727,440
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                132,600                                     5,005,650
===================================================================================================================================
                                                                                                                          8,733,090
===================================================================================================================================

HEALTH CARE EQUIPMENT--3.12%
Bard (C.R.), Inc.                                                              44,000                                     2,995,520
-----------------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                        19,400                                     1,133,348
-----------------------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                                   74,000                                     2,686,200
-----------------------------------------------------------------------------------------------------------------------------------
Varian Inc.                                       (a)                          43,600                                     1,652,004
-----------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                      (a)                          87,700                                     3,006,356
-----------------------------------------------------------------------------------------------------------------------------------
Waters Corp.                                      (a)                          65,600                                     2,347,824
===================================================================================================================================
                                                                                                                         13,821,252
===================================================================================================================================

HEALTH CARE FACILITIES--0.61%
HCA, Inc.                                                                      31,900                                     1,708,883
-----------------------------------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc.                          (a)                          28,700                                     1,007,370
===================================================================================================================================
                                                                                                                          2,716,253
===================================================================================================================================

HEALTH CARE SERVICES--3.04%
Apria Healthcare Group Inc.                       (a)                          63,200                                     2,028,720
-----------------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.                                 (a)                          51,500                                     2,048,670
-----------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.                                      (a)                          52,600                                     2,201,310
-----------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.                             (a)                          37,600                                     3,278,344
-----------------------------------------------------------------------------------------------------------------------------------
IMS Health Inc.                                                               116,500                                     2,841,435
-----------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics Inc.                                                         10,100                                     1,061,813
===================================================================================================================================
                                                                                                                         13,460,292
===================================================================================================================================

HEALTH CARE SUPPLIES--0.95%
Haemonetics Corp.                                 (a)                          51,400                                     2,167,024
-----------------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.                   (a)                          56,900                                     2,042,710
===================================================================================================================================
                                                                                                                          4,209,734
===================================================================================================================================

HOME IMPROVEMENT RETAIL--0.69%
Home Depot, Inc. (The)                                                         79,700                                     3,047,728
===================================================================================================================================

SEQ-QTR-1

                                                                                                                         MARKET
                                                                            SHARES                                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES--0.74%
Marriott International, Inc.-Class A                                           10,500                          $            702,030
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         (c)                          42,600                                     2,557,278
===================================================================================================================================
                                                                                                                          3,259,308
===================================================================================================================================

HOUSEHOLD APPLIANCES--0.19%
Black & Decker Corp. (The)                                                     10,900                                       860,991
===================================================================================================================================

HOUSEHOLD PRODUCTS--0.99%
Procter & Gamble Co. (The)                                                     83,200                                     4,409,600
===================================================================================================================================

HOUSEWARES & SPECIALTIES--0.90%
Fortune Brands, Inc.                                                           27,000                                     2,177,010
-----------------------------------------------------------------------------------------------------------------------------------
Yankee Candle Co., Inc. (The)                     (a)                          57,200                                     1,813,240
===================================================================================================================================
                                                                                                                          3,990,250
===================================================================================================================================

INDUSTRIAL CONGLOMERATES--1.01%
Tyco International Ltd. (Bermuda)                                             132,900                                     4,492,020
===================================================================================================================================

INDUSTRIAL MACHINERY--2.01%
Danaher Corp.                                                                  29,400                                     1,570,254
-----------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                    27,500                                     1,798,500
-----------------------------------------------------------------------------------------------------------------------------------
Graco Inc.                                                                     93,400                                     3,769,624
-----------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd.-Class A (Bermuda)                                      22,100                                     1,760,265
===================================================================================================================================
                                                                                                                          8,898,643
===================================================================================================================================

INSURANCE BROKERS--0.89%
Aon Corp.                                         (b)                         172,300                                     3,935,332
===================================================================================================================================

INTEGRATED OIL & GAS--2.36%
ChevronTexaco Corp.                                                            29,600                                     1,725,976
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                  8,000                                       862,720
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                             107,900                                     6,430,840
-----------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                     20,100                                     1,430,517
===================================================================================================================================
                                                                                                                         10,450,053
===================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.23%
PT Telekomunikasi Indonesia-ADR (Indonesia)                                    53,500                                     1,002,590
===================================================================================================================================

INTERNET SOFTWARE & SERVICES--0.29%
Yahoo! Inc.                                       (a)                          37,600                                     1,274,640
===================================================================================================================================

SEQ-QTR-1

                                                                                                                         MARKET
                                                                            SHARES                                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE--1.64%
Goldman Sachs Group, Inc. (The)                                                25,400                          $          2,793,746
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                      40,300                                     2,280,980
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                 38,500                                     2,204,125
===================================================================================================================================
                                                                                                                          7,278,851
===================================================================================================================================

IT CONSULTING & OTHER SERVICES--0.39%
Acxiom Corp.                                                                   41,600                                       870,688
-----------------------------------------------------------------------------------------------------------------------------------
Wipro Ltd.-ADR (India)                            (b)                          41,800                                       853,138
===================================================================================================================================
                                                                                                                          1,723,826
===================================================================================================================================

LEISURE PRODUCTS--0.44%
Brunswick Corp.                                                                41,300                                     1,934,905
===================================================================================================================================

LIFE & HEALTH INSURANCE--0.75%
Prudential Financial, Inc.                                                     57,900                                     3,323,460
===================================================================================================================================

MANAGED HEALTH CARE--3.49%
Aetna Inc.                                                                     35,400                                     2,653,230
-----------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp.                                  (a)                          34,000                                     1,243,040
-----------------------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.                   (a)                          14,800                                       842,416
-----------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                        66,200                                     6,314,156
-----------------------------------------------------------------------------------------------------------------------------------
WellPoint Inc.                                    (a)                          35,100                                     4,399,785
===================================================================================================================================
                                                                                                                         15,452,627
===================================================================================================================================

METAL & GLASS CONTAINERS--1.01%
AptarGroup, Inc.                                                               36,400                                     1,892,072
-----------------------------------------------------------------------------------------------------------------------------------
Ball Corp.                                                                     62,400                                     2,588,352
===================================================================================================================================
                                                                                                                          4,480,424
===================================================================================================================================

MOTORCYCLE MANUFACTURERS--0.60%
Harley-Davidson, Inc.                                                          46,100                                     2,662,736
===================================================================================================================================

MOVIES & ENTERTAINMENT--0.67%
Walt Disney Co. (The)                                                         103,700                                     2,979,301
===================================================================================================================================

MULTI-LINE INSURANCE--0.38%
Genworth Financial Inc.-Class A                                                30,000                                       825,600
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                  12,500                                       857,000
===================================================================================================================================
                                                                                                                          1,682,600
===================================================================================================================================

OFFICE SERVICES & SUPPLIES--0.34%
Brady Corp.-Class A                                                            46,200                                     1,494,570
===================================================================================================================================

SEQ-QTR-1

                                                                                                                         MARKET
                                                                            SHARES                                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS DRILLING--1.32%
Nabors Industries, Ltd. (Bermuda)                 (a)                          11,700                          $            691,938
-----------------------------------------------------------------------------------------------------------------------------------
Todco-Class A                                     (a)                          58,000                                     1,498,720
-----------------------------------------------------------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)                  (a)                          71,300                                     3,669,098
===================================================================================================================================
                                                                                                                          5,859,756
===================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.53%
BJ Services Co.                                                                39,900                                     2,070,012
-----------------------------------------------------------------------------------------------------------------------------------
Core Laboratories N.V. (Netherlands)              (a)                          35,300                                       906,151
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                51,800                                     2,240,350
-----------------------------------------------------------------------------------------------------------------------------------
National-Oilwell Varco Inc.                       (a)                          33,452                                     1,562,208
===================================================================================================================================
                                                                                                                          6,778,721
===================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.24%
Comstock Resources, Inc.                          (a)                          68,000                                     1,954,320
-----------------------------------------------------------------------------------------------------------------------------------
Ultra Petroleum Corp. (Canada)                    (a)                          24,500                                     1,244,600
-----------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                               70,400                                     2,311,936
===================================================================================================================================
                                                                                                                          5,510,856
===================================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.31%
Valero Energy Corp.                                                            18,600                                     1,362,822
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--3.30%
Citigroup Inc.                                                                164,100                                     7,374,654
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                          209,984                                     7,265,446
===================================================================================================================================
                                                                                                                         14,640,100
===================================================================================================================================

PERSONAL PRODUCTS--0.52%
Gillette Co. (The)                                                             45,700                                     2,306,936
===================================================================================================================================

PHARMACEUTICALS--3.00%
Johnson & Johnson                                                              73,600                                     4,942,976
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                    91,800                                     2,411,586
-----------------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United Kingdom)                           46,100                                     1,580,308
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                         103,600                                     4,369,848
===================================================================================================================================
                                                                                                                         13,304,718
===================================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.96%
ACE Ltd. (Cayman Islands)                                                     102,800                                     4,242,556
===================================================================================================================================

REGIONAL BANKS--2.43%
Bank of the Ozarks, Inc.                          (b)                          20,000                                       635,000
-----------------------------------------------------------------------------------------------------------------------------------
Cathay General Bancorp                                                         51,400                                     1,619,100
-----------------------------------------------------------------------------------------------------------------------------------
City National Corp.                                                            32,100                                     2,241,222
-----------------------------------------------------------------------------------------------------------------------------------

SEQ-QTR-1

                                                                                                                         MARKET
                                                                            SHARES                                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REGIONAL BANKS (CONTINUED)
Cullen/Frost Bankers, Inc.                                                     33,800                          $          1,526,070
-----------------------------------------------------------------------------------------------------------------------------------
East West Bancorp, Inc.                                                        60,200                                     2,222,584
-----------------------------------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                                        60,200                                     2,513,350
===================================================================================================================================
                                                                                                                         10,757,326
===================================================================================================================================

RESTAURANTS--2.17%
CBRL Group, Inc.                                                               72,600                                     2,998,380
-----------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                               27,900                                       868,806
-----------------------------------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                                             47,000                                     1,141,630
-----------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                 (a)                          88,900                                     4,605,909
===================================================================================================================================
                                                                                                                          9,614,725
===================================================================================================================================

SEMICONDUCTORS--1.50%
DSP Group, Inc.                                   (a)                          37,400                                       963,424
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                   115,500                                     2,683,065
-----------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                      48,000                                     1,248,480
-----------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                   85,000                                     1,751,850
===================================================================================================================================
                                                                                                                          6,646,819
===================================================================================================================================

SOFT DRINKS--1.35%
PepsiCo, Inc.                                                                 113,200                                     6,002,996
===================================================================================================================================

SPECIALIZED FINANCE--0.19%
Chicago Mercantile Exchange Holdings Inc.                                       4,300                                       834,329
===================================================================================================================================

SPECIALTY CHEMICALS--0.54%
Ecolab Inc.                                                                    30,000                                       991,500
-----------------------------------------------------------------------------------------------------------------------------------
Minerals Technologies Inc.                                                     21,300                                     1,401,114
===================================================================================================================================
                                                                                                                          2,392,614
===================================================================================================================================

SPECIALTY STORES--1.02%
Hibbett Sporting Goods, Inc.                      (a)                          32,900                                       988,316
-----------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                 112,600                                     3,539,018
===================================================================================================================================
                                                                                                                          4,527,334
===================================================================================================================================

SYSTEMS SOFTWARE--4.70%
Adobe Systems Inc.                                                             35,300                                     2,371,101
-----------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                       259,779                                     7,040,011
-----------------------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc.                              (a)                          38,600                                     1,417,006
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                               182,000                                     4,398,940
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                      (a)                         273,200                                     3,409,536
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                    (a)                         102,000                                     2,175,660
===================================================================================================================================
                                                                                                                         20,812,254
===================================================================================================================================

TECHNOLOGY DISTRIBUTORS--0.48%
Global Imaging Systems, Inc.                      (a)(b)                       59,500                                     2,109,870
===================================================================================================================================

SEQ-QTR-1

                                                                                                                         MARKET
                                                                            SHARES                                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.89%
Doral Financial Corp. (Puerto Rico)                                            56,700                          $          1,241,163
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                     95,000                                     5,172,750
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                    48,000                                     3,033,600
-----------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                          22,500                                     1,387,575
-----------------------------------------------------------------------------------------------------------------------------------
Radian Group Inc.                                                              41,500                                     1,981,210
===================================================================================================================================
                                                                                                                         12,816,298
===================================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.37%
MSC Industrial Direct Co., Inc.-Class A                                        54,100                                     1,653,296
===================================================================================================================================

TRUCKING--0.74%
Landstar System, Inc.                             (a)                          70,100                                     2,295,775
-----------------------------------------------------------------------------------------------------------------------------------
Old Dominion Freight Line, Inc.                   (a)                          31,600                                       984,340
===================================================================================================================================
                                                                                                                          3,280,115
===================================================================================================================================


Total Common Stocks & Other Equity Interests
(Cost $333,796,005)                                                                                                     415,519,940
===================================================================================================================================

MONEY MARKET FUNDS--3.44%
Liquid Assets Portfolio-Institutional Class       (d)                       7,635,228                                     7,635,228
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class          (d)                       7,635,228                                     7,635,228
===================================================================================================================================

Total Money Market Funds (Cost $15,270,456)                                                                              15,270,456
===================================================================================================================================
TOTAL INVESTMENTS--97.19% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $349,066,461)                                                                                  430,790,396
===================================================================================================================================


INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--2.81%
STIC Prime Portfolio-Institutional Class          (d)(e)                   12,435,765                                    12,435,765
===================================================================================================================================
Total Money Market Funds (purchased with cash
collateral from securities loaned)
(Cost $12,435,765)                                                                                                       12,435,765
===================================================================================================================================


TOTAL INVESTMENTS--100.00%  (Cost $361,502,226)                                                                $        443,226,161
===================================================================================================================================

SEQ-QTR-1

    Investment Abbreviations:

    ADR American Depositary Receipt

    Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at March 31, 2005.

(c) Each unit represents one common share and one Class B share.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

    See accompanying notes which are an integral part of this schedule.

SEQ-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be

SEQ-QTR-1
    considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

SEQ-QTR-1

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               MARKET                       PROCEEDS       UNREALIZED       MARKET                       REALIZED
                               VALUE        PURCHASES         FROM        APPRECIATION      VALUE         DIVIDEND         GAIN
FUND                          12/31/04       AT COST          SALES      (DEPRECIATION)    03/31/05        INCOME         (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
Class                       $  7,878,327   $ 14,277,618   $(14,520,717)             --   $  7,635,228         42,916   $         --

-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                          7,878,327     14,277,618    (14,520,717)             --      7,635,228         44,043             --

===================================================================================================================================
   SUBTOTAL                 $ 15,756,654   $ 28,555,236   $(29,041,434)             --   $ 15,270,456         86,959   $         --
===================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               MARKET                       PROCEEDS       UNREALIZED       MARKET                       REALIZED
                               VALUE        PURCHASES         FROM        APPRECIATION      VALUE         DIVIDEND*        GAIN
FUND                          12/31/04       AT COST          SALES      (DEPRECIATION)    03/31/05        INCOME         (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                         10,195,750     13,159,680    (10,919,665)             --     12,435,765          9,878             --

===================================================================================================================================
   TOTAL                    $ 25,952,404   $ 41,714,916   $(39,961,099)   $         --     27,706,221         96,837   $         --
===================================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At March 31, 2005, securities with an aggregate value of $12,120,310 were on loan to brokers. The loans were secured by cash collateral of $12,435,765 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $9,878 for securities lending transactions.

SEQ-QTR-1

NOTE 4 - OPTION CONTRACTS WRITTEN

                     TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------

                                             CALL OPTION CONTRACTS
                                      ----------------------------------
                                        NUMBER OF            PREMIUMS
                                        CONTRACTS            RECEIVED
                                      --------------      --------------
Beginning of period                              694      $       61,920
------------------------------------------------------------------------
Written                                        2,376             138,229
------------------------------------------------------------------------
Closed                                          (310)            (19,670)
------------------------------------------------------------------------
Exercised                                       (660)           (117,916)
------------------------------------------------------------------------
Expired                                       (2,100)            (62,563)
========================================================================
End of period                                     --      $           --
________________________________________________________________________
========================================================================

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $66,300,327 and $93,777,567, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

      UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                $    94,325,701
-----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (14,884,231)
=========================================================================================
Net unrealized appreciation of investment securities                      $    79,441,470
_________________________________________________________________________________________
=========================================================================================
Cost of investments for tax purposes is $363,784,691.

SEQ-QTR-1

                           AIM SMALL CAP EQUITY FUND

           Quarterly Schedule of Portfolio Holdings o March 31, 2005





AIMinvestments.com               SCE-QTR-1 3/05             A I M Advisors, Inc.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                         MARKET
                                                                             SHARES                       VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--96.47%

ADVERTISING--1.27%

R.H. Donnelley Corp.                            (a)                          99,200                   $ 5,762,528
=================================================================================================================

AEROSPACE & DEFENSE--2.22%

Alliant Techsystems Inc.                        (a)                          75,500                     5,394,475
-----------------------------------------------------------------------------------------------------------------
Curtiss-Wright Corp.                                                         81,400                     4,639,800
=================================================================================================================
                                                                                                       10,034,275
=================================================================================================================

AIR FREIGHT & LOGISTICS--1.84%

EGL, Inc.                                       (a)                         152,200                     3,470,160
-----------------------------------------------------------------------------------------------------------------
UTI Worldwide, Inc. (United Kingdom)                                         69,600                     4,833,720
=================================================================================================================
                                                                                                        8,303,880
=================================================================================================================

ALUMINUM--0.60%

Century Aluminum Co.                            (a)                          89,500                     2,708,270
=================================================================================================================

APPAREL RETAIL--6.88%

Dress Barn, Inc. (The)                          (a)                         239,900                     4,370,978
-----------------------------------------------------------------------------------------------------------------
Finish Line, Inc. (The)-Class A                                             150,600                     3,486,390
-----------------------------------------------------------------------------------------------------------------
Genesco Inc.                                    (a)                         153,400                     4,359,628
-----------------------------------------------------------------------------------------------------------------
Guess?, Inc.                                    (a)                         348,400                     4,773,080
-----------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                     (a)                         131,000                     5,529,510
-----------------------------------------------------------------------------------------------------------------
Stage Stores, Inc.                              (a)                         114,000                     4,376,460
-----------------------------------------------------------------------------------------------------------------
Too Inc.                                        (a)                         171,100                     4,221,037
=================================================================================================================
                                                                                                       31,117,083
=================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.89%

Quiksilver, Inc.                                (a)                         138,300                     4,014,849
=================================================================================================================

APPLICATION SOFTWARE--1.77%

Hyperion Solutions Corp.                        (a)                          69,200                     3,052,412
-----------------------------------------------------------------------------------------------------------------
SERENA Software, Inc.                           (a)                         208,800                     4,961,088
=================================================================================================================
                                                                                                        8,013,500
=================================================================================================================



SCE-QTR-1                              F-1

                                                                                                         MARKET
                                                                             SHARES                       VALUE
-----------------------------------------------------------------------------------------------------------------
ASSET MANAGEMENT & CUSTODY BANKS--1.10%

Affiliated Managers Group, Inc.                 (a)                          80,000                   $ 4,962,400
=================================================================================================================

BIOTECHNOLOGY--2.37%

DOV Pharmaceutical, Inc.                        (a)                         122,400                     1,674,432
-----------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.                    (a)                          71,000                     2,702,260
-----------------------------------------------------------------------------------------------------------------
Serologicals Corp.                              (a)                         164,296                     4,015,394
-----------------------------------------------------------------------------------------------------------------
Transkaryotic Therapies, Inc.                   (a)                          93,500                     2,334,227
=================================================================================================================
                                                                                                       10,726,313
=================================================================================================================

BUILDING PRODUCTS--0.60%

NCI Building Systems, Inc.                      (a)                          70,300                     2,713,580
=================================================================================================================

COMMERCIAL PRINTING--0.55%

Banta Corp.                                                                  57,700                     2,469,560
=================================================================================================================

COMMUNICATIONS EQUIPMENT--1.66%

CommScope, Inc.                                 (a)                         225,400                     3,371,984
-----------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc.                          (a)                         419,000                     4,148,100
=================================================================================================================
                                                                                                        7,520,084
=================================================================================================================

COMPUTER HARDWARE--1.51%

Intergraph Corp.                                (a)                          86,500                     2,492,065
-----------------------------------------------------------------------------------------------------------------
Stratasys, Inc.                                 (a)(b)                      153,100                     4,337,323
=================================================================================================================
                                                                                                        6,829,388
=================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.46%

Synaptics Inc.                                  (a)                          89,400                     2,074,080
=================================================================================================================

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--2.14%

Wabash National Corp.                                                       182,000                     4,440,800
-----------------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                256,500                     5,255,685
=================================================================================================================
                                                                                                        9,696,485
=================================================================================================================

CONSUMER FINANCE--0.74%

Dollar Financial Corp.                          (a)                         282,600                     3,357,288
=================================================================================================================


SCE-QTR-1                              F-2

                                                                                                         MARKET
                                                                            SHARES                        VALUE
-----------------------------------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES--1.97%

BISYS Group, Inc. (The)                         (a)                         313,000                   $ 4,907,840
-----------------------------------------------------------------------------------------------------------------
Wright Express Corp.                            (a)                         233,200                     3,987,720
=================================================================================================================
                                                                                                        8,895,560
=================================================================================================================

DIVERSIFIED CHEMICALS--0.35%

FMC Corp.                                       (a)                          29,900                     1,598,155
=================================================================================================================

DIVERSIFIED METALS & MINING--1.47%

Compass Minerals International, Inc.                                        262,100                     6,670,445
=================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--1.02%

Paxar Corp.                                     (a)                         216,200                     4,613,708
=================================================================================================================

ENVIRONMENTAL SERVICES--1.16%

Waste Connections, Inc.                         (a)                         151,600                     5,268,100
=================================================================================================================

GAS UTILITIES--0.52%

New Jersey Resources Corp.                                                   53,500                     2,328,855
=================================================================================================================

HEALTH CARE EQUIPMENT--1.37%

Datascope Corp.                                                              54,088                     1,654,011
-----------------------------------------------------------------------------------------------------------------
Invacare Corp.                                                              101,300                     4,521,019
=================================================================================================================
                                                                                                        6,175,030
=================================================================================================================

HEALTH CARE FACILITIES--3.19%

Genesis HealthCare Corp.                        (a)                         108,300                     4,644,987
-----------------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc.                        (a)                         144,300                     5,064,930
-----------------------------------------------------------------------------------------------------------------
VCA Antech, Inc.                                (a)                         232,200                     4,697,406
=================================================================================================================
                                                                                                       14,407,323
=================================================================================================================

HEALTH CARE SERVICES--1.03%

Apria Healthcare Group Inc.                     (a)                         145,100                     4,657,710
=================================================================================================================

HEALTH CARE SUPPLIES--2.71%

DJ Orthopedics Inc.                             (a)                          67,500                     1,690,875
-----------------------------------------------------------------------------------------------------------------
Haemonetics Corp.                               (a)                         122,200                     5,151,952
-----------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.                 (a)                         150,700                     5,410,130
=================================================================================================================
                                                                                                       12,252,957
=================================================================================================================


SCE-QTR-1                              F-3

                                                                                                         MARKET
                                                                             SHARES                       VALUE
-----------------------------------------------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES--2.31%

Kerzner International Ltd. (Bahamas)            (a)                          91,500                   $ 5,602,545
-----------------------------------------------------------------------------------------------------------------
La Quinta Corp.                                 (a)                         568,200                     4,829,700
=================================================================================================================
                                                                                                       10,432,245
=================================================================================================================

HOUSEWARES & SPECIALTIES--2.54%

Jarden Corp.                                    (a)                         134,000                     6,147,920
-----------------------------------------------------------------------------------------------------------------
Yankee Candle Co., Inc. (The)                   (a)                         167,800                     5,319,260
=================================================================================================================
                                                                                                       11,467,180
=================================================================================================================

INDUSTRIAL GASES--0.88%

Airgas, Inc.                                                                167,500                     4,001,575
=================================================================================================================

INDUSTRIAL MACHINERY--2.13%

Kaydon Corp.                                                                149,700                     4,700,580
-----------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                   122,200                     4,935,658
=================================================================================================================
                                                                                                        9,636,238
=================================================================================================================

INSURANCE BROKERS--0.80%

Hilb Rogal & Hobbs Co.                                                      100,800                     3,608,640
=================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.83%

CMET Finance Holdings, Inc. (Acquired 12/08/03; (a)(c)(d)                    44,800                     3,772,160
Cost $4,480,000)
=================================================================================================================

INVESTMENT COMPANIES - EXCHANGE
TRADED FUNDS--0.56%

iShares Nasdaq Biotechnology Index Fund         (a)(b)                       39,400                     2,510,568
=================================================================================================================

MANAGED HEALTH CARE--1.51%

AMERIGROUP Corp.                                (a)                          87,800                     3,209,968
-----------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc.                    (a)                          56,700                     3,619,728
=================================================================================================================
                                                                                                        6,829,696
=================================================================================================================

METAL & GLASS CONTAINERS--1.15%

AptarGroup, Inc.                                                             99,700                     5,182,406
=================================================================================================================



SCE-QTR-1                              F-4

                                                                                                         MARKET
                                                                             SHARES                       VALUE
-----------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.45%

Avista Corp.                                                                124,300                   $ 2,175,250
-----------------------------------------------------------------------------------------------------------------
Energen Corp.                                                                66,100                     4,402,260
=================================================================================================================
                                                                                                        6,577,510
=================================================================================================================

OFFICE SERVICES & SUPPLIES--0.68%

Brady Corp.-Class A                                                          95,500                     3,089,425
=================================================================================================================


OIL & GAS EQUIPMENT & SERVICES--1.87%

FMC Technologies, Inc.                          (a)                         118,700                     3,938,466
-----------------------------------------------------------------------------------------------------------------
Oceaneering International, Inc.                 (a)                         120,900                     4,533,750
=================================================================================================================
                                                                                                        8,472,216
=================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--4.64%

Comstock Resources, Inc.                        (a)                         139,300                     4,003,482
-----------------------------------------------------------------------------------------------------------------
Penn Virginia Corp.                                                         127,300                     5,843,070
-----------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co.             (a)                         172,200                     6,009,780
-----------------------------------------------------------------------------------------------------------------
Warren Resources Inc.                           (a)                         478,500                     5,134,305
=================================================================================================================
                                                                                                       20,990,637
=================================================================================================================

OIL & GAS REFINING, MARKETING &
TRANSPORTATION--0.53%

Golar LNG Ltd. (Bermuda)                        (a)(e)                      190,635                     2,405,592
=================================================================================================================

PACKAGED FOODS & MEATS--1.09%

Flowers Foods, Inc.                                                         174,000                     4,908,540
=================================================================================================================

PAPER PRODUCTS--0.89%

Wausau-Mosinee Paper Corp.                                                  286,200                     4,046,868
=================================================================================================================

PHARMACEUTICALS--1.47%

Aspreva Pharmaceuticals Corp. (Canada)          (a)(b)                      203,000                     2,953,650
-----------------------------------------------------------------------------------------------------------------
Par Pharmaceutical Cos. Inc.                    (a)                         109,900                     3,675,056
=================================================================================================================
                                                                                                        6,628,706
=================================================================================================================

PROPERTY & CASUALTY INSURANCE--1.99%

Assured Guaranty Ltd. (Bermuda)                                             243,300                     4,367,235
-----------------------------------------------------------------------------------------------------------------
Philadelphia Consolidated Holding Corp.         (a)                          59,900                     4,644,047
=================================================================================================================
                                                                                                        9,011,282
=================================================================================================================

REAL ESTATE--0.50%

Alexandria Real Estate Equities, Inc.                                        35,100                     2,259,738
=================================================================================================================


SCE-QTR-1                             F-5

                                                                                                         MARKET
                                                                             SHARES                       VALUE
-----------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.25%

Jones Lang LaSalle Inc.                         (a)                         121,550                   $ 5,670,308
=================================================================================================================

REGIONAL BANKS--4.65%

Alabama National BanCorp.                                                    55,300                     3,422,517
-----------------------------------------------------------------------------------------------------------------
Boston Private Financial Holdings, Inc.                                      87,300                     2,073,375
-----------------------------------------------------------------------------------------------------------------
Cathay General Bancorp                                                       64,300                     2,025,450
-----------------------------------------------------------------------------------------------------------------
CVB Financial Corp.                                                         128,150                     2,324,641
-----------------------------------------------------------------------------------------------------------------
Hancock Holding Co.                                                          69,700                     2,265,250
-----------------------------------------------------------------------------------------------------------------
Hudson United Bancorp                                                        60,700                     2,139,675
-----------------------------------------------------------------------------------------------------------------
MB Financial, Inc.                                                           58,000                     2,221,400
-----------------------------------------------------------------------------------------------------------------
Signature Bank                                  (a)                         103,500                     2,743,785
-----------------------------------------------------------------------------------------------------------------
Wintrust Financial Corp.                                                     38,900                     1,831,801
=================================================================================================================
                                                                                                       21,047,894
=================================================================================================================

RESTAURANTS--3.76%

Dave & Buster's, Inc.                           (a)                         243,200                     4,547,840
-----------------------------------------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.                                         166,700                     4,818,464
-----------------------------------------------------------------------------------------------------------------
Papa John's International, Inc.                 (a)                          75,800                     2,631,776
-----------------------------------------------------------------------------------------------------------------
Steak n Shake Co. (The)                         (a)                         259,500                     5,021,325
=================================================================================================================
                                                                                                       17,019,405
=================================================================================================================

SEMICONDUCTOR EQUIPMENT--2.29%

ATMI, Inc.                                      (a)                         173,600                     4,346,944
-----------------------------------------------------------------------------------------------------------------
Cymer, Inc.                                     (a)                          81,000                     2,168,370
-----------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. (a)                         101,700                     3,865,617
=================================================================================================================
                                                                                                       10,380,931
=================================================================================================================

SEMICONDUCTORS--2.06%

DSP Group, Inc.                                 (a)                         201,500                     5,190,640
-----------------------------------------------------------------------------------------------------------------
Semtech Corp.                                   (a)                         122,800                     2,194,436
-----------------------------------------------------------------------------------------------------------------
Silicon Laboratories Inc.                       (a)                          65,000                     1,931,150
=================================================================================================================
                                                                                                        9,316,226
=================================================================================================================

SPECIALTY CHEMICALS--2.11%

Albemarle Corp.                                                             134,300                     4,883,148
-----------------------------------------------------------------------------------------------------------------
Minerals Technologies Inc.                                                   70,850                     4,660,513
=================================================================================================================
                                                                                                        9,543,661
=================================================================================================================

SPECIALTY STORES--1.17%

Hibbett Sporting Goods, Inc.                    (a)                         176,200                     5,293,048
=================================================================================================================


SCE-QTR-1                              F-6

                                                                                                         MARKET
                                                                             SHARES                       VALUE
-----------------------------------------------------------------------------------------------------------------
STEEL--1.03%

Commercial Metals Co.                                                       137,200                   $ 4,649,708
=================================================================================================================

SYSTEMS SOFTWARE--2.68%

MICROS Systems, Inc.                            (a)                         107,400                     3,942,654
-----------------------------------------------------------------------------------------------------------------
RADWARE Ltd. (Israel)                           (a)                         193,000                     4,529,710
-----------------------------------------------------------------------------------------------------------------
RSA Security Inc.                               (a)                         231,400                     3,667,690
=================================================================================================================
                                                                                                       12,140,054
=================================================================================================================

TECHNOLOGY DISTRIBUTORS--1.94%

Global Imaging Systems, Inc.                    (a)                         130,600                     4,631,076
-----------------------------------------------------------------------------------------------------------------
ScanSource, Inc.                                (a)                          80,300                     4,161,949
=================================================================================================================
                                                                                                        8,793,025
=================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.52%

Sterling Financial Corp.                        (a)                          65,600                     2,341,920
=================================================================================================================

TIRES & RUBBER--0.51%

Bandag, Inc.                                                                 48,600                     2,283,228
=================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--1.39%

Watsco, Inc.                                                                149,800                     6,306,580
=================================================================================================================

TRUCKING--1.90%

Landstar System, Inc.                           (a)                         126,400                     4,139,600
-----------------------------------------------------------------------------------------------------------------
Overnite Corp.                                                              139,900                     4,475,401
=================================================================================================================
                                                                                                        8,615,001
=================================================================================================================

Total Common Stocks & Other Equity Interests
(Cost $363,766,125)                                                                                   436,403,617
=================================================================================================================

MONEY MARKET FUNDS--2.22%

Liquid Assets Portfolio-Institutional Class     (f)                       5,029,601                     5,029,601
-----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class        (f)                       5,029,601                     5,029,601
=================================================================================================================

Total Money Market Funds (Cost $10,059,202)                                                            10,059,202
=================================================================================================================

TOTAL INVESTMENTS--98.69% (excluding investments purchased with cash
collateral from securities loaned) (Cost $373,825,327)                                                446,462,819
=================================================================================================================


SCE-QTR-1                             F-7

                                                                                                         MARKET
                                                                             SHARES                       VALUE
-----------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED

MONEY MARKET FUNDS--1.31%

Liquid Assets Portfolio-Institutional Class     (f)(g)                    2,961,726                 $   2,961,726
-----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class        (f)(g)                    2,961,726                     2,961,726
=================================================================================================================

Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $5,923,452)                                                    5,923,452
=================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $379,748,779)                                                     $ 452,386,271
_________________________________________________________________________________________________________________
=================================================================================================================


Notes to Schedule of Investments:


(a)      Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at March 31, 2005.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this securities. The market value of this security at March 31, 2005 represented 0.83% of the Fund's Total Investments. This security is considered to be illiquid; the portfolio is limited to investing 15% of net assets in illiquid securities.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at March 31, 2005 represented 0.83% of the Fund's Total Investments. See Note 1A.

(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at March 31, 2005 represented 0.53% of the Fund's Total Investments. See Note 1A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

         See accompanying notes which are an integral part of this schedule.




SCE-QTR-1                            F-8

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


SCE-QTR-1                              F-9

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.



SCE-QTR-1                              F-10

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                    MARKET                  PROCEEDS       UNREALIZED     MARKET
                    VALUE      PURCHASES      FROM        APPRECIATION    VALUE       DIVIDEND     REALIZED
FUND               12/31/04     AT COST       SALES      (DEPRECIATION)  03/31/05      INCOME     GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class              $ 2,284,239 $ 27,618,080 $(24,872,718)  $        --  $ 5,029,601   $   21,492   $      --
--------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class                2,284,239   27,618,080  (24,872,718)           --    5,029,601       22,072          --
==============================================================================================================
   SUBTOTAL        $ 4,568,478 $ 55,236,160 $(49,745,436)  $        --  $10,059,202   $   43,564   $      --
==============================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                  MARKET                  PROCEEDS        UNREALIZED       MARKET
                  VALUE      PURCHASES      FROM         APPRECIATION      VALUE       DIVIDEND    REALIZED
FUND             12/31/04     AT COST       SALES       (DEPRECIATION)    03/31/05      INCOME*   GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class            $ 11,898,095 $10,921,075  $(19,857,444) $           --   $  2,961,726  $  4,519  $       --
--------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class              11,898,095  10,921,075   (19,857,444)             --      2,961,726     4,640          --
==============================================================================================================
   SUBTOTAL      $ 23,796,190 $21,842,150  $(39,714,888) $           --   $  5,923,452  $  9,159  $       --
==============================================================================================================
   TOTAL         $ 28,364,668 $77,078,310  $(89,460,324) $           --   $ 15,982,654  $ 52,723  $       --
______________________________________________________________________________________________________________
==============================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.



NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At March 31, 2005, securities with an aggregate value of $5,765,289 loan to brokers. The loans were secured by cash collateral of $5,923,452 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties $9,159 for securities lending transactions.

SCE-QTR-1                             F-11

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $79,773,697 and $110,103,668, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------------


Aggregate unrealized appreciation of investment securities             $     86,312,318
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (13,717,118)
========================================================================================
Net unrealized appreciation of investment securities                   $     72,595,200
________________________________________________________________________________________
========================================================================================

Cost of investments for tax purposes is $379,791,071.




SCE-QTR-1                              F-12

Item 2. Controls and Procedures.

     (a) As of March 16, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of March 16, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group

By:      /s/ ROBERT H. GRAHAM
         -----------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    May 27, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         -----------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    May 27, 2005


By:      /s/ SIDNEY M. DILGREN
         -----------------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    May 27, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.